As filed with the Securities and Exchange Commission on January 11, 2010
Securities Act Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. ☐	Post-effective Amendment No.☐
(Check appropriate box or boxes)
AIM GROWTH SERIES
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

MELANIE RINGOLD, ESQUIRE	E. CAROLAN BERKLEY, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 10, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A5, Class C5, Class R5 and Class Y shares of AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

VAN KAMPEN RETIREMENT STRATEGY TRUST
522 Fifth Avenue
New York, New York 10036
(800)231-2808
                    , 2010
Dear Shareholder:
          A special meeting (the “Meeting”) of the shareholders of the Van Kampen Retirement Strategy Funds identified in the enclosed Notice of Special Meeting of Shareholders (the “Notice”) will be held at    [a.m./p.m.] at the offices of                      on                      2010. The purpose of the Meeting is to vote on an important proposal that affects the Van Kampen Retirement Strategy Funds identified in the Notice (each, a “VK Fund” and collectively, the “VK Funds”) and your investment in one or more of them.
          On October 19, 2009, Morgan Stanley entered into an agreement to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of the Van Kampen Retirement Strategy Trust has approved that each VK Fund be reorganized into the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a corresponding AIM Balanced-Risk Retirement Fund (each, an “Acquiring Fund” and collectively the “Acquiring Funds”) as described below. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds, which are managed by a subsidiary of Invesco.
          Combining the VK Funds and the AIM Family of Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs.
          The Board of Trustees of the Van Kampen Retirement Strategy Trust has unanimously approved and recommends that you vote “FOR” the proposal.
          The enclosed Proxy Statement/Prospectus describes the proposal and compares each VK Fund to its corresponding Acquiring Fund. You should review these materials carefully.
          Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the Meeting, you may vote in person. If you have questions, please call us at (800) 231-2808. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote.
Sincerely,

Edward C. Wood, III
President

VAN KAMPEN RETIREMENT STRATEGY TRUST
522 Fifth Avenue
New York, New York 10036
(800)231-2808
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on                     , 2010
          A special meeting (the “Meeting”) of the shareholders of the Van Kampen Retirement Strategy Trust, on behalf of the Funds identified below (each a “VK Fund” and, collectively, the “VK Funds”) will be held on [                    ], 2010 at [                    ] [a.m./p.m.], Eastern Time, at [                    ] for the following purpose:
To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each VK Fund identified below will be transferred to a corresponding AIM Balanced-Risk Retirement Fund (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”).

VK FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced-Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced-Risk Retirement 2050 Fund
          Shareholders of record as of the close of business on [                    ], 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.
          The Board of Trustees of the Van Kampen Retirement Strategy Trust (the “VK Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage-paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          The VK Board recommends that you cast your vote FOR the reorganization as described in the Proxy Statement/Prospectus.
          Some shareholders hold shares in more than one VK Fund and may receive proxy cards or proxy materials for each VK Fund owned. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.
Stefanie V. Chang Yu
Vice President and Secretary
                    , 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

          We are providing you with this overview of the proposal on which your vote is requested (the “Proposal”). Please read the full text of the enclosed Proxy Statement/Prospectus, which contains additional information about the Proposal, and keep it for future reference. Your vote is important.
Questions and Answers
Q. What am I being asked to vote upon?
A. You are being asked to approve the reorganization of the funds of the Van Kampen Retirement Strategy Trust (the “VK Trust”) of which you own shares to a new fund family. Specifically, as a shareholder of a fund of the VK Trust identified on the enclosed Notice of Special Meeting of Shareholders (each a “VK Fund” and, collectively, the “VK Funds”) you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) under which the assets and liabilities of your VK Fund will be transferred to an existing fund on the Invesco mutual fund platform (each, an “Acquiring Fund”) as described in the enclosed Proxy Statement/Prospectus (A table showing each VK Fund and its corresponding Acquiring Fund is included below). If shareholders of a VK Fund approve the Agreement, the VK Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the VK Fund and the outstanding shares of the VK Funds held by such shareholders will be terminated and cancelled as permitted by the organizational documents of the VK Funds and applicable law. Each VK Fund will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”
Q. Why are the Reorganizations being proposed?
A. On October 19, 2009, Morgan Stanley entered into an agreement to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of the VK Trust (the “VK Board”) has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to an existing Acquiring Fund. In addition to the VK Funds, other funds in the Van Kampen investment company complex are also proposed to be reorganized into the AIM Family of Funds (the “AIM Funds”) and such proposed reorganizations will be submitted for shareholder approval in separate proxy statements/prospectuses. Currently, Invesco’s operating platform includes the AIM Funds, which are managed by a subsidiary of Invesco.
          Combining the VK Funds and the AIM Funds on to a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs.
          The VK Board has determined that the Reorganization of the VK Funds to the Invesco mutual fund platform is an effective means to combine the VK Funds and the Acquiring Funds, which will result in benefits to shareholders.
Q. What effect will the Reorganization have on me as a shareholder of a VK Fund?
A. Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the value of the shares of the VK Fund that you held immediately prior to the closing of the Reorganization. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. You will also have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the Internet, by telephone and by mail. The Acquiring Funds, however, use different service providers than the VK Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the VK Funds, and not through a financial intermediary, currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage your account will change. In addition, certain investor services and investment privileges will be different. These differences are described in the Proxy Statement/Prospectus.
Q. Are there any significant differences between the investment objectives and principal investment strategies of each VK Fund and its corresponding Acquiring Fund?
A. Both the VK Funds and the Acquiring Funds are target date retirement mutual funds designed to become more conservative as a fund approaches a certain designated retirement date according to its stated “glide path.” The VK In Retirement Strategy Fund and the AIM Balanced-Risk Retirement Now Fund are designed for current retirees; however, the VK In Retirement Strategy Fund is designed to seek current income consistent with preservation of capital while the AIM Balanced-Risk Retirement Now Fund is designed to provide real return and, as a secondary objective, capital preservation. All other funds have similar total return investment objectives. The Funds’ principal investment strategies are different. Since the Acquiring Funds do not have a corresponding target retirement date to all of the VK Funds, it is proposed that certain VK Funds be reorganized into an Acquiring Fund that has an earlier target retirement date. The following chart shows the VK Fund and its proposed corresponding Acquiring Fund:

VK FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced-Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced-Risk Retirement 2050 Fund
          Both the VK Funds and the Acquiring Funds are funds of funds that invest in certain underlying funds; however, the VK Funds may invest in up to fifteen different underlying funds that provide exposure to U.S. and foreign fixed income, equity and alternative investment markets, whereas, the Acquiring Funds typically invest in one underlying fund that provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially linked instruments, two money market funds and hold cash.
          More information about the differences between the investment objectives and principal investment strategies can be found under the “Comparison of Investment Objectives and Principal Investment Strategies” section of the Proxy Statement/Prospectus.
Q. Are there any significant differences in the advisory fee or annual fund operating expenses of each VK Fund and its corresponding Acquiring Fund?
A. The Acquiring Funds, unlike the VK Funds, do not charge an investment advisory fee at the “top tier” level. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to reimburse fund expenses of each Acquiring Fund through at least June 30, 2012 so that its total annual fund operating expenses will be no greater than the total annual fund operating expenses of the corresponding VK Fund. This expense limitation arrangement and a comparison of the before-reimbursement and after-reimbursement expenses of the Funds are described in the “Comparison of Fees and Expenses” section of the Proxy Statement/Prospectus.

Q/A-2

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?
A. No. The total value of the shares of the VK Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.
Q. What are the expected federal income tax consequences of the Reorganizations?
A. The VK Funds and their corresponding Acquiring Funds intend to treat the Reorganization as a taxable transaction and expect to receive a legal opinion to the effect that such result is likely. Depending upon their personal circumstances, shareholders will recognize either a capital gain or capital loss on the exchange of their VK Fund shares for Acquiring Fund shares in connection with the Reorganization. The aggregate tax basis of the Acquiring Fund shares received by the VK Fund shareholders will be equal to the fair market value of such Acquiring Fund shares on the date of distribution and the holding period of the Acquiring Fund shares received by the VK Fund shareholders will begin on the day following the date of receipt of the Acquiring Fund shares. To the extent a VK Fund’s assets consist of cash, a VK Fund will recognize no gain or loss for federal income tax purposes as a result of the transfer of its assets and liabilities in exchange for shares of the corresponding Acquiring Fund and no, or a relatively small amount of, gain or loss upon the distribution of the Acquiring Fund shares received to the VK Fund shareholders in liquidation of the VK Fund. The Acquiring Fund will recognize no gain or loss in connection with the Reorganization.
          In addition, the liquidation by each VK Fund of all, or substantially all, of its assets in exchange for cash prior to the closing of the Reorganization may result in the realization of capital gains that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date. For VK Fund shareholders who hold their shares through a taxable account, such distributions (if any) would be taxable to shareholders as ordinary income, capital gain or some combination of both. For VK Fund shareholders who hold their shares through a tax-exempt account, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity, neither the distribution by a VK Fund of any capital gains realized by it on the liquidation of its assets in exchange for cash nor the Reorganization will result in taxable income to such shareholders.
          You should consult your tax adviser about the federal, state and local tax consequences, if any, of the Reorganization. For further information about the federal income tax consequences of the Reorganization, see “Federal Income Tax Consequences”
Q. Have my VK Fund’s Trustees considered the Reorganizations, and how do they recommend that I vote?
A. The VK Board, including the trustees who are not “interested persons” (as defined in the 1940 Act), have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations. A summary of the considerations of the trustees in making this recommendation is provided in the “Board Considerations” section of the Proxy Statement/Prospectus.
Q. What is the anticipated timing of the Reorganizations?
A. A special meeting of shareholders of the VK Funds of the VK Trust will be held on [______], 2010 (the “Meeting”). If shareholders of a VK Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.
Q. What will happen if shareholders of a VK Fund do not approve the Reorganization?
A. If the shareholders of a VK Fund do not approve the Reorganization, the VK Board will consider other possible courses of action for such fund. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the VK Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a VK Fund approved the Reorganization, and the VK Funds will not be combined with the AIM Funds. If this occurs, the VK

Q/A-3

Board will consider what action, if any, for each VK Fund to take. The “Terms of the Reorganization” section of the Proxy Statement/Prospectus describes generally the conditions to closing of the Reorganizations.
Q. What if I do not wish to participate in the Reorganization?
A. If you do not wish to have the shares of your VK Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Q. Why are you sending me the Proxy Statement/Prospectus?
A. You are receiving a Proxy Statement/Prospectus because you own shares in one or more VK Funds and have the right to vote on the very important proposal described therein concerning your VK Fund. The Proxy Statement/Prospectus contains information that shareholders of the VK Funds should know before voting on the proposed Reorganizations. The document is both a proxy statement of the VK Funds and also a prospectus for the corresponding Acquiring Funds.
Q. Will any VK Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?
A. No. None of the VK Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their affiliates will bear all expenses arising in connection with the Reorganizations.
Q. What is the required vote to approve the Proposal?
A. For each VK Fund, the proposal requires the approval of a majority of the outstanding shares of the applicable VK Fund.
Q. How do I vote my shares?
A. For your convenience, there are several ways you can vote:
•	Voting in Person: If you attend the Meeting, were the record owner of your shares on the Record Date (as defined in the Proxy Statement/Prospectus), and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

•	Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the Proposal, as recommended by the Board, and in their best judgment on any other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Trust in writing to the address of the VK Trust set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

•	Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Proxy Statement/Prospectus.

Q/A-4

Q. Whom should I call for additional information about the Reorganizations or the Proxy Statement/Prospectus?
A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call Van Kampen Client Relations at (800) 231-2808.

Q/A-5

VAN KAMPEN RETIREMENT STRATEGY TRUST
522 Fifth Avenue
New York, NY 10036
(800)231-2808
AIM GROWTH SERIES
11 Greenway Plaza, Suite 100
Houston, TX 77046
(800)959-4246
PROXY STATEMENT AND PROSPECTUS
                    , 2010
Introduction
          This document contains information that shareholders of the Van Kampen Retirement Strategy Funds of the Van Kampen Retirement Strategy Trust (the “VK Trust”) identified on Exhibit A of this Proxy Statement/Prospectus (each a “VK Fund” and, collectively, the “VK Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the VK Funds and also a prospectus for the AIM Balanced-Risk Retirement Funds of the AIM Growth Series listed in Exhibit A of this Proxy Statement/Prospectus (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each VK Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the VK Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”
          The special meeting of the shareholders of each VK Fund in the VK Trust (the “Meeting”) will be held at [ADDRESS] on [DATE] at [TIME Eastern Time]. At the Meeting, shareholders of each VK Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of the VK Fund will be transferred to a corresponding Acquiring Fund.
          The reorganization of each VK Fund with and into a corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement will involve four steps:
•	prior to the closing date of the Reorganization (“Closing Date”), each VK Fund will sell its portfolio holdings in exchange for cash;

•	on Closing Date, each VK Fund will transfer all of its assets (consisting all or substantially all of cash) and liabilities to a corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the VK Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange (“Effective Time”) on the Closing Date and the termination of the outstanding shares of each VK Fund held by such shareholders, as permitted by the organizational documents of the VK Funds and applicable law; and

•	the winding up of the affairs of each VK Fund and dissolution under applicable law and de-registration of the VK Fund under the Investment Company Act of 1940, as amended, (the “1940 Act”).

          The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the VK Fund that you held immediately prior to the Reorganization. Each Reorganization is anticipated to be a taxable transaction, meaning that if you hold shares of a VK Fund through a taxable account, and depending on your personal circumstances, you may recognize a capital gain or capital loss on the exchange of your VK Fund shares for Acquiring Fund shares in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.
          The Board of Trustees of the VK Trust (the “VK Board”) has fixed the close of business on [RECORD DATE] as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each VK Fund on the Record Date will be entitled to one vote for each share of the VK Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about ___, 2010 to all shareholders entitled to vote at the Meeting.
          The VK Board has approved the Agreement and the Reorganization and has determined that it is in the best interest of each VK Fund and its shareholders.
          If shareholders of a VK Fund do not approve the Reorganization, the VK Board will consider what further action is appropriate.
          This Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each VK Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the VK Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the VK Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the VK Funds and the Acquiring Funds.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the VK Funds are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the VK Fund that you own accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated by reference and is legally deemed to be part of this document. The VK Funds prospectus, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the VK Funds have been previously mailed to shareholders and are available on Van Kampen web site at www.vankampen.com.
          Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Van Kampen Funds Documents:	For Acquiring Funds Documents:
VAN KAMPEN RETIREMENT STRATEGY TRUST	AIM GROWTH SERIES
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800)231-2808	(800)959-4246
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

i

Exhibits and Appendices

EXHIBIT A	VK Funds and Corresponding Acquiring Funds
EXHIBIT B	VK Funds’ Underlying Funds and Acquiring Funds’ AIM Balanced-Risk Allocation Fund
EXHIBIT C	Comparison of Fundamental Investment Limitations/Restrictions
EXHIBIT D	Expense Tables and Expense Examples
EXHIBIT E	Performance Information
EXHIBIT F	Form of Agreement and Plan of Reorganization
EXHIBIT G	Principal Risk Factors
EXHIBIT H	Outstanding Shares of the VK Funds
EXHIBIT I	Ownership of VK Funds
EXHIBIT J	Ownership of Acquiring Funds
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL:
APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION
Summary
On October 19, 2009, Morgan Stanley entered into an agreement (the “Transaction Agreement”) to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts, and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the VK Board was asked to approve the reorganization of each VK Fund onto the Invesco mutual fund platform by transferring all of the assets and liabilities of each VK Fund to a corresponding Acquiring Fund that is part of the AIM Funds.
In December 2009, the VK Board unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable VK Fund and other closing conditions. In the Reorganizations, each VK Fund listed below will transfer all of its assets and liabilities to its corresponding Acquiring Fund listed below. The Acquiring Fund will then issue shares to the VK Fund, which will distribute such shares to shareholders of the VK Fund. Any shares you own of a VK Fund at the time of the Reorganization will be terminated and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the VK Fund (even though the net asset value per share may differ). If you hold shares of a VK Fund through a taxable account, and depending upon your personal circumstances, you may recognize either a capital gain or capital loss on the exchange of your VK Fund shares for Acquiring Fund shares in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.

VK FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced-Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced-Risk Retirement 2050 Fund
Reasons for the Reorganization
          The VK Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each VK Fund and its shareholders. In reaching that conclusion, the VK Board considered, among other things:
          (1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;
          (2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

          (3) both the VK Funds and the Acquiring Funds are target retirement funds designed to become more conservative as a fund approaches a certain designated retirement date according to its stated “glide path”;
          (4) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;
          (5) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Transaction;
          (6) four members of the current VK Board will join the Board of Trustees of the AIM Growth Series (the “Acquiring Funds Trust Board”) and participate in the oversight of the Acquiring Funds;
          (7) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers, Inc. the investment adviser to the Acquiring Funds (“Invesco Advisers”);
          (8) Invesco will provide a contractual guaranty through at least June 30, 2012 to limit each Acquiring Fund’s total annual fund operating expenses; and
          (9) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct their respective businesses in compliance with Section 15(f) of the 1940 Act.
          For a more complete discussion of the factors considered by the VK Board in approving the Reorganization, see the section entitled “Board Considerations” in this Proxy Statement/Prospectus.
Comparison of Investment Objectives and Principal Investment Strategies
          This section briefly compares the investment objectives and principal investment strategies of the VK Funds with those of their corresponding Acquiring Funds. More complete information may be found in the respective prospectuses for the VK Funds and the Acquiring Funds. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
Investment Objectives
          The VK Funds (except for the VK In Retirement Strategy Fund) seek to provide high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The VK In Retirement Strategy Fund seeks current income consistent with preservation of capital.
          The Acquiring Funds (except for the AIM Balanced-Risk Retirement Now Fund) seek to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The AIM Balanced-Risk Retirement Now Fund seeks to provide real return and, as a secondary objective, capital preservation.
          The investment objectives for the VK Funds and the Acquiring Funds are non-fundamental. This means that the VK Board or the Acquiring Funds Trust Board can change a Fund’s investment objective without shareholder approval, although there is no present intention to do so.
Principal Investment Strategies
          Both the VK Funds and the Acquiring Funds are target date retirement mutual funds designed to become more conservative as a fund approaches a certain designated retirement date according to its stated “glide path.” Although the VK Funds’ and the Acquiring Funds’ investment objectives as stated above are similar, their principal investment strategies are different as described below. The VK Funds (other than the VK In Retirement Strategy Fund) are managed based on an approximate target retirement date included in its name and, in general, assume that the investor turns 65 on or about that date. The VK In Retirement Fund seeks to provide a level of return able to sustain systemic withdrawals for investors who have already retired. Similarly, the Acquiring Funds are designed for investors whose target retirement date is on or about the date in its name and who plan to retire and stop making new investments in such Acquiring Fund on that date and withdraw the value of their account in the Acquiring Fund gradually after retirement.
          Each VK Fund and each Acquiring Fund is a “fund of funds,” meaning that each invests in other underlying mutual funds. The VK Funds invest in a number of underlying funds that are part of the Van Kampen fund complex, advised by Van Kampen Asset Management, and in other non-affiliated funds advised by Russell Investment Management Company which employ a multi-style, multi-manager approach and may also include mutual funds and exchange traded funds (the “VK Underlying Funds”). These investments provide exposure to various types of funds including equity funds, fixed income funds and cash, and alternative investment funds. Each Acquiring Fund currently expects, depending on its proximity to its target retirement date as described below, to hold between one and three underlying funds that are part of the AIM fund complex, advised by Invesco AIM Advisors, Inc.: (i) the AIM Balanced-Risk Allocation Fund, and (ii) two money market funds, the Liquid Assets Portfolio and the Premier Portfolio (collectively, the “AIM Underlying Funds”). Through its underlying holding of AIM Balanced-Risk Allocation Fund, each Acquiring Fund has market exposures to equities, commodities and fixed income assets through a balanced-risk investment process. AIM Balanced-Risk Allocation Fund’s management team also actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with an optimized long-term balanced risk portfolio structure. The current VK Underlying Funds and a description of the AIM Balanced-Risk Allocation Fund are included in Exhibit B to this Proxy Statement/Prospectus.
          The VK Funds shift their asset allocation mix over a forty-year time frame according to a “glide path” implemented by the VK Funds’ adviser, whereas the Acquiring Funds provide exposure to a “risk-balanced” optimized portfolio until approximately 10 years from the target retirement date when the glide path will become more conservative on a quarterly basis until the fund reaches its target retirement date by reducing the allocation to AIM Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The VK Funds’ glide path represents the shifting of assets over time and is designed to help investors accumulate assets over time needed to generate income during their retirement years. The Acquiring Fund’s exposure to a “risk-balanced” optimized portfolio is intended to provide total return while, relative to traditional balanced portfolios, seeking to provide greater capital loss protection during down markets. The VK Funds’ adviser continuously monitors the glide path and each VK Fund’s asset allocation to identify improvements that would benefit shareholders. After the target retirement date, the VK Funds will continue on a glide path to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risk. Approximately 15 years after a VK Fund’s stated target retirement date, the VK Fund’s exposure to equity VK Underlying Funds will become static and approximate that of the VK In Retirement Strategy Fund.
          The VK Funds’ target allocation is divided among the broad asset classes of equity securities, fixed income securities and alternative investments and includes exposure to U.S. and foreign securities. The following table details the current asset allocation among the VK Underlying Funds:
Target Allocation Among Underlying Funds

		Fixed Income Funds	Alternative
Fund	Equity Funds	and Cash	Investment Funds
2010	46%	51%	3%
2015	51%	44%	4%
2020	58%	36%	6%
2025	64%	28%	8%
2030	71%	19%	10%
2035	80%	10%	10%
2040	80%	10%	10%

		Fixed Income Funds	Alternative
Fund	Equity Funds	and Cash	Investment Funds
2045	80%	10%	10%
2050	80%	10%	10%
VK In Retirement	22%	78%	0%
          Until approximately 10 years prior to an Acquiring Fund’s target retirement date, the Acquiring Funds, except AIM Balanced-Risk Retirement 2010 Fund and AIM Balanced-Risk Retirement Now Fund, invest 100% of their assets in the AIM Balanced-Risk Allocation Fund, which provides the Acquiring Funds exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. This strategy is designed to minimize volatility and provide total return and capital loss protection for such Acquiring Funds. The AIM Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Such Fund seeks to achieve its investment objective by investing, under normal market conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income equity and commodity markets. The AIM Balanced-Risk Allocation Fund may invest in futures, swap agreements, including total return swaps, U.S. and foreign debt securities and other securities and financially-linked instruments. Such Fund will also invest in the Invesco AIM Cayman Commodity Fund I Ltd to gain exposure to commodity markets.
          Thus, while the VK Funds gain exposure to U.S. and foreign fixed income securities, equity securities and certain alternative investments by allocating a portion of each of their assets to a number of various underlying funds, the Acquiring Funds gain such exposure by investing in one underlying fund which invests in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. This may mean that the VK Funds have more flexibility in the specific mix of assets for each VK Fund than the Acquiring Funds because although the VK Funds do not engage in active trading or attempt to capture short-term market opportunities with respect to VK Underlying Funds, the VK Funds’ investment adviser monitors the VK Underlying Funds and may from time to time adjust the percentage of assets invested in any specific VK Underlying Fund held by the VK Funds.
          Approximately 10 years prior to the Acquiring Fund’s target retirement date, the Acquiring Fund will begin transitioning from an accumulation strategy to a real return strategy by gradually reducing the allocation in the AIM Balanced-Risk Allocation Fund and increasing the allocation to cash equivalent money market funds. Like the VK Funds, once the Acquiring Fund reaches the target retirement date, the Acquiring Fund’s asset allocation is anticipated to become a static allocation similar to that of the AIM Balanced-Risk Retirement Now Fund. At the target retirement date, the Acquiring Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk, which is the risk that investors outlive their retirement savings. The table below details the current AIM Underlying Funds in which the Acquiring Funds invest and their approximate allocation:

	Balanced-Risk	Liquid Assets
Fund	Allocation Fund	Portfolio	Premier Portfolio
2010	63.00%	18.50%	18.50%
2020	100.00%	0.00%	0.00%
2030	100.00%	0.00%	0.00%
2040	100.00%	0.00%	0.00%
2050	100.00%	0.00%	0.00%
Retirement Now	60.00%	20.00%	20.00%

          The following table lists the expected market exposure through the underlying fund, the AIM Balanced-Risk Allocation Fund, to equities, commodities and fixed income. The table also includes the expected market exposure through the Liquid Assets Portfolio and the Premier Portfolio to cash equivalents. The Acquiring Funds’ portfolio managers actively adjust portfolio positions in the AIM Balanced-Risk Allocation Fund to reflect the near-term market environment around the strategic allocations. Due to the use of leverage in the underlying fund, the AIM Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement			5 Years From Retirement			At Retirement Date
		Strategic			Strategic			Strategic
	Minimum	Allocation	Maximum	Minimum	Allocation	Maximum	Minimum	Allocation	Maximum
Equities	15.8%	29.6%	62.5%	12.6%	23.7%	50.0%	9.5%	17.8%	37.5%

Commodities	13.7%	20.8%	35.6%	11.0%	17.4%	28.5%	8.2%	13.0%	21.4%

Fixed Income	47.8%	81.6%	136.9%	38.3%	68.0%	109.5%	28.7%	51.0%	82.1%

Cash Equivalents	0.0%	0.0%	0.0%	20.0%	20.0%	20.0%	40.0%	40.0%	40.0%

          Each of the VK Funds’ adviser and the Acquiring Funds’ adviser monitors the selection of their respective underlying funds periodically and rebalances a Fund’s investments in such underlying funds as necessary. The Acquiring Funds will generally rebalance their assets to the Acquiring Funds’ target allocations on a monthly basis, whereas the VK Funds’ adviser rebalances the VK Funds generally on an annual basis, but may rebalance the VK Funds more often from time to time based on market conditions. Each of the VK Funds’ adviser and the Acquiring Funds’ adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the respective underlying funds without shareholder approval.
          For both the VK Funds and the Acquiring Funds, after a Fund reaches the target retirement date and the asset allocation of the Funds has become similar to the VK In Retirement Fund or the AIM Retirement Now Fund, as applicable, the Boards of Trustees of the respective VK Funds and the Acquiring Funds may, if such Board of Trustees determines that it is in the best interests of the respective shareholders, approve the combination of such Fund with the VK In Retirement Fund or the AIM Balanced-Risk Retirement Now Fund, as applicable. Shareholders of the VK Funds and the Acquiring Funds will be notified prior to, but will not have to approve, such combination.
          Each Acquiring Fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the Acquiring Fund’s adviser. Each Acquiring Fund holds cash to handle its daily cash needs, which include payment of Fund expenses, redemption requests and securities transactions. The amount of cash held by an Acquiring Fund may increase if the Acquiring Fund takes a temporary defensive position. The VK Funds and the VK Underlying Funds may also, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. An Acquiring Fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect an Acquiring Fund’s investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. A VK Fund or an Acquiring Fund that is taking a temporary defensive position would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          This section and related Exhibit C summarize certain differences between the fundamental and non-fundamental investment restrictions of the VK Funds and those of the Acquiring Funds. Fundamental investment restrictions of a Fund cannot be changed without the approval of the lesser of (i) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Non-fundamental investment restrictions of a fund can be changed by a Fund’s Board of Trustees. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by each Fund.
          The VK Funds and the Acquiring Funds generally have similar fundamental and non-fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. The fundamental investment policies of the VK Funds and the Acquiring Funds are described in Exhibit C of this Proxy Statement/Prospectus. Each VK Underlying Fund and each AIM Underlying Fund has its own set of fundamental investment limitations which may be more restrictive than those discussed in Exhibit C.
Comparison of Fees and Expenses
          Exhibit D compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each VK Fund and each Acquiring Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown.
          For further discussion regarding the VK Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.
Comparison of Performance Information
          Exhibit E shows a comparison of performance information between the VK Funds and the Acquiring Funds. A Fund’s performance, before and after taxes, is not necessarily an indication of how a fund will perform in the future. More information regarding performance of the Acquiring Funds can be found in the Prospectus and SAI for the Acquiring Funds. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses and SAIs.
Comparison of Investment Advisers
          Van Kampen Asset Management (“VK Adviser”) is the investment adviser for each VK Fund. VK Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”) with its principal office located at 522 Fifth Avenue, New York, New York 10036. Van Kampen is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $___ billion under management or supervision as of _________, 20__. Van Kampen is currently an indirect, wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. If the Transaction is consummated, VK Adviser will become an indirect, wholly owned subsidiary of Invesco.
          Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.
          Invesco Advisers, a registered investment adviser, serves as investment adviser for each Acquiring Fund. Invesco Advisers manages the investment operations of the Acquiring Funds and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of _________, 20___, Invesco Advisers had $______ billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

          Under the current advisory agreement between the VK Trust and the VK Adviser (the “VK Advisory Agreement”), the VK Adviser manages the investment and reinvestment of assets for each VK Fund in accordance with such VK Fund’s investment objectives, policies and investment restrictions, subject to the review and supervision of the VK Board.
          Except as described below, there are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds Trust (“Invesco Advisers Advisory Agreement”) and the terms of the current VK Advisory Agreement.
          Advisory Fee. Under the VK Advisory Agreement, each VK Fund pays an advisory fee to the VK Adviser based upon an annual rate applied to its average daily net assets of 0.10%. The Acquiring Funds, unlike the VK Funds, do not charge an investment advisory fee.
          Delegation to Subadvisers The Invesco Advisers Advisory Agreement provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers (“Invesco Sub-Advisers”). Pursuant to a Master Sub-Advisory Agreement, affiliated sub-advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;
•	Invesco Asset Management Limited;
•	Invesco Asset Management (Japan) Limited;
•	Invesco Australia Limited;
•	Invesco Hong Kong Limited;
•	Invesco Senior Secured Management, Inc.; and
•	Invesco Trimark Ltd.
          Securities Lending. The Invesco Advisers Advisory Agreement stipulates that Invesco Advisers will provide certain services to the Acquiring Funds in connection with any securities lending practices such Acquiring Funds may adopt. Neither the VK Funds nor the Acquiring Funds currently engage in any securities lending.
          Potential Pre-Reorganization Temporary Investment Services Agreement. The closing of the Transaction automatically terminates the current VK Advisory Agreement under the 1940 Act. If shareholders of a VK Fund have not approved the Reorganization of such VK Fund by the time of closing of the Transaction, it is anticipated that the VK Trust will follow Rule 15a-4 under the 1940 Act, which permits the VK Board on behalf of the VK Funds to approve a VK Fund entering into an interim investment advisory agreement pursuant to which an interim adviser may serve as the investment adviser to the VK Funds for a period not to exceed 150 days following the termination of the current investment advisory contract, to be able to continue uninterrupted portfolio management services for such VK Fund. After the 150 day period has expired, if shareholders of a VK Fund have still not approved the Reorganization, the VK Board will consider what additional action to take.
Comparison of Portfolio Managers
          The VK Funds are managed by members of the VK Adviser’s Global Asset Allocation team. The Global Asset Allocation team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the VK Funds’ portfolios are Mark A. Bavoso and Francine J. Bovich, each a Managing Director of the VK Adviser, and Hooman Yaghoobi and Teimur Abasov, each an Executive Director of the VK Adviser. Mr. Bavoso and Ms. Bovich are co-lead managers of each VK Fund and are responsible for the overall strategy of each VK Fund. The other members of the team assist with the execution of the overall strategy of each VK Fund.

          Mr. Bavoso has been associated with the VK Adviser or its affiliates in an investment management capacity since 1986 and has been managing the VK Funds since July 2009. Ms. Bovich has been associated with the VK Adviser or its affiliates in an investment management capacity since 1993 and has been managing the VK Funds since July 2009. Mr. Yaghoobi has been associated with the VK Adviser or its affiliates since 1995 and has been managing the VK Funds since July 2009. Mr. Abasov has been associated with the VK Adviser or its affiliates in an investment management capacity since March 2005 and has been managing the VK Funds since July 2009. Prior to March 2005, Mr. Abasov worked as a professor of Operations Research and taught finance at the University of California, Irvine. The composition of the team may change from time to time.
          The Acquiring Funds’ investment decisions are made by the investment management team at Invesco Institutional, a business division of Invesco Advisers. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Acquiring Funds’ portfolios: Scott Wolle, Scott Hixon, Mark Ahnrud, Chris Devine, and Christian Ulrich. The portfolio managers have been associated with Invesco Institutional and its affiliates since 1999, 1994, 2000, 1998 and 2000, respectively. The Acquiring Funds’ portfolio managers are assisted by research analysts on Invesco’s Global Asset Allocation Team. Team members provide research support and make recommendations with respect to the Acquiring Funds’ portfolios; however, they do not have day-to-day management responsibilities.
          The VK Funds’ and the Acquiring Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
          Following the Reorganization, it is anticipated that each Acquiring Fund will continue to employ its current portfolio managers and the current portfolio management team for the VK Fund will not become portfolio managers for the Acquiring Fund.
Comparison of Other Service Providers
     The following table identifies the principal service providers that service the VK Funds and the Acquiring Funds:

	Van Kampen Funds	Acquiring Funds
Administrator/Accounting Services:	Van Kampen Asset Management	Invesco Advisers

Transfer Agent:	Van Kampen Investor Services, Inc	Invesco Aim Investment Services, Inc.

Custodian:	State Street Bank and Trust Company	State Street Bank and Trust Company

Distributor:	Van Kampen Funds, Inc.	Invesco Aim Distributors, Inc.

Auditor:	Deloitte & Touche LLP	PricewaterhouseCoopers LLP
Except as described below, there are no material differences in the types of services provided by the Acquiring Funds’ service providers and the VK Funds’ service providers.
Comparison of Share Classes and Distribution Arrangements
          Each share class of a VK Fund will be reorganized into a specific share class of the corresponding Acquiring Fund, which are described below and in Exhibit A of this Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.
          Distribution Arrangements. Van Kampen Funds, Inc. (“VK Distributors”), a wholly-owned subsidiary of Van Kampen, acts as the principal underwriter for the VK Funds pursuant to a written agreement (“VK Funds Distribution Agreement”). Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to a written agreement (“Acquiring Funds Distribution Agreement” and, together with the VK Funds Distribution Agreement, the “Distribution Agreements”). The Distribution Agreements provide that VK Distributors and Invesco Aim Distributors have the exclusive right to distribute shares of the VK Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.
          Class Structure. The VK Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the VK Funds and the corresponding share classes of the Acquiring Funds that VK Fund shareholders will receive in connection with the Reorganization are as follows:

VK Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y
          The Acquiring Funds also offer Class A, Class B, Class C and Class R Shares; however, those shares will not be issued in connection with the Reorganizations and are not described in this Proxy Statement/Prospectus. More information regarding the Acquiring Funds Class A, Class B, Class C and Class R Shares’ eligibility requirements, sale charge structure and distribution and service fees of is available in the Acquiring Funds’ current prospectus and SAI.
          The eligibility requirements, distribution and service fees and sales charges of the VK Funds shares and the Acquiring Funds shares listed on the table above are further described, and the material differences are highlighted, in the following sub-sections.
          Eligibility requirements. Class A and Class C Shares of the VK Funds are generally available for purchase by retail investors through authorized dealers. Class R Shares of the VK Funds are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class I Shares of the VK Funds are available for purchase exclusively by (i) eligible institutions (e.g. a financial institution, corporation, trust, estate, or educational, religious or charitable institutions) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies.
          The Acquiring Fund will issue Class A5, C5 and R5 Shares in connection with the Reorganizations. Class A5, C5 and R5 are closed to new investors. Only investors who have continuously maintained an account in those shares classes may make additional purchases into Class A5, C5, and R5 Shares, respectively. Therefore, only VK Funds shareholders who receive Class A5, C5 and R5 Shares of the Acquiring Funds pursuant to the Reorganizations will be able to make further investments in those shares. Class Y Shares of the Acquiring Funds are generally available to investors who purchase shares through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Acquiring Fund or of Invesco or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

          Additional information about the eligibility requirements to purchase the VK Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.
          Distribution Plans and Service Plans. The VK Funds have adopted a distribution plan (the “VK Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act and a service plan (the “VK Service Plan”) with respect to each of their Class A, Class C, and Class R Shares. Class I Shares of the VK Funds are not subject to the VK Distribution Plan and VK Service Plan.
          Pursuant to the VK Distribution Plan and VK Service Plan, each VK Fund is authorized to make payments to VK Distributors in connection with the distribution of VK Fund shares and shareholder services provided at the annual rate of up to 0.25% of the VK Fund’s average daily net assets attributable to Class A Shares, at the annual rate of up to 1.00% of the VK Fund’s average daily net assets attributable to Class C Shares, and at the annual rate of up to 0.50% of the VK Fund’s average daily net assets attributable to Class R Shares. From such amount, under the VK Service Plan, the VK Funds may spend up to 0.25% per year of the Fund’s average daily net assets with respect to Class A, Class C, and Class R Shares of the VK Funds.
          Amounts received by VK Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, VK Distributors may be reimbursed from a VK Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. In addition, the VK Board has further limited the categories of distribution and shareholder servicing activities for which VK Distributors may be reimbursed. As a result, the distribution and shareholder servicing fees paid by certain VK Funds has at times been lower than the maximum amounts permitted under the plans as described in the preceding paragraph. It is not presently known whether the Acquiring Funds’ Board of Trustees will impose any such limitations; however, consistent with Invesco Advisers contractual limitations on net operating expense ratios of the Acquiring Funds as discussed above, it is not expected that the Acquiring Funds’ Board or Invesco Advisers or its affiliates (including Invesco Aim Distributors) would seek to change the limitations previously imposed by the VK Board through at least June 30, 2012.
          The distribution and shareholder servicing plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the VK Distribution Plans and VK Service Plans. The Acquiring Funds have adopted a distribution plan (the “Acquiring Fund Distribution Plan”) and a service plan (the “Acquiring Fund Service Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A5, Class C5, and Class R5 Shares. Class Y Shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plan and Acquiring Fund Service Plan.
          Pursuant to the Acquiring Fund Distribution Plan and Acquiring Fund Service Plan, each Acquiring Fund is authorized to make payments to Invesco Aim Distributors in connection with the distribution of Acquiring Fund shares and shareholder services provided at the annual rate of up to 0.25% of the Acquiring Fund’s average daily net assets attributable to Class A5 Shares, at the annual rate of up to 1.00% of the Acquiring Fund’s average daily net assets attributable to Class C5 Shares, and at the annual rate of up to 0.50% of the Acquiring Fund’s average daily net assets attributable to Class R5 Shares. From such amount, under the Acquiring Funds Service Plan, the Acquiring Funds may spend up to 0.25% per year of the Acquiring Fund’s average daily net assets with respect to Class A5, Class C5, and Class R5 Shares of the Acquiring Funds.
          Amounts received by Invesco Aim Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, Invesco Aim Distributors may be reimbursed from Class A5, Class C5 or Class R5 Shares of an Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

          Initial Sales Charge, Reductions and Waivers.
           VK Funds Class A Shares and Acquiring Funds Class A5 Shares
          You can buy Class A Shares of the VK Funds and Class A5 Shares of the Acquiring Funds at the offering price, which is the NAV plus an initial sales charge. Although Class A Shares of the VK Funds and Class A5 Shares of the Acquiring Funds may be purchased without an initial sales charge for purchases of $1,000,000 or more, the investment may be subject to a CDSC of 1.00% on certain redemptions made within eighteen months of purchase.
          The following table compares the initial sales charge schedules of the VK Funds and the Acquiring Funds. You will not pay an initial sales charge on Acquiring Fund shares and you will not be charged a CDSC of 1.00% on your redemption of Class A Shares of the VK Fund in exchange for Acquiring Fund Shares that you receive in connection with the Reorganization. However, the Acquiring Fund initial sales charges will apply to any Class A5 Shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.
VK Funds

As a % of
Offering
Purchase Amount	Price
Less than $50,000	5.75%
$50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.75%
$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.00%
Acquiring Funds

As a % of
Offering
Purchase Amount	Price
Less than $50,000	5.50%
$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.00%
           Reductions or Waivers of Initial Sales Charges
          The VK Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A Shares and Class A5 Shares, respectively, to certain eligible investors or under certain circumstances, which are similar between the VK Funds and the Acquiring Funds. Although similar, it is possible that VK Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds. The Prospectus of the VK Funds that you own includes information on purchasing Class A Shares of your VK Funds with a reduced initial sales charge or without an initial sales charge. The enclosed Acquiring Funds prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the VK Funds which you own. Please also see the Acquiring Funds SAI for additional information on purchasing Class A Shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.
          Contingent Deferred Sales Charges, Reductions and Waivers.
          VK Funds Class C Shares and Acquiring Funds Class C5 Shares
          You can buy Class C Shares of the VK Funds and Class C5 Shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge; however, they may be subject to a CDSC. The CDSC for Class C Shares of a VK Fund and the corresponding Class C5 Shares of each Acquiring Fund are identical. If you sell (redeem) your Class C Shares or Class C5 Shares within one year of purchase, you will have to pay a CDSC of 1.00%. Class C Shares of the VK Funds and Class C5 Shares of the Acquiring Funds are not available for purchase of $1 million or more. With regard to the VK Funds, the CDSC is assessed on an amount equal to the lesser of the then-current market value of the shares or the historical cost of the shares (which is the amount actually paid at the time of original purchase) being redeemed. With regard to the Acquiring Funds, the CDSC on redemptions of shares is computed based on the lower of the original purchase price or current NAV, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class C and C5 Shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. If you own Class C Shares of a VK Fund, the Acquiring Fund Class C5 Shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C VK Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such share.
           CDSC Waivers for VK Funds Class C Shares and Acquiring Funds Class C5 Shares
          You may qualify for a CDSC waiver. Please see the VK Funds Prospectus and SAI for information on the VK Funds’ Class C Shares CDSC waivers.
          Class C5 Shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
          Class C5 Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
           VK Funds Class R Shares and Acquiring Funds Class R5 Shares
          Neither the Class R Shares of the VK Funds nor the Class R5 Shares of the Acquiring Funds are subject to a CDSC.
           VK Funds Class I Shares and Acquiring Funds Class Y Shares
          Class I Shares of the VK Funds and Class Y Shares of the Acquiring Funds are not subject to a CDSC.
Comparison of Purchase and Redemption Procedures
          Purchase Procedures. The purchase procedures employed by the VK Funds and the Acquiring Funds are similar. The VK Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis. Shares of the VK Funds and the Acquiring Funds may be purchased directly through their respective transfer agents and through other authorized financial intermediaries. The purchase price of each share of the VK Funds and the Acquiring Funds is the NAV next determined after the order is received in good order by the VK Fund or Acquiring Fund or their respective agent. Shareholders of the Acquiring Funds can make additional purchases in an existing account by mail, telephone, or through the Internet.
          Additional information regarding the purchase procedures of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
          Investment Minimums. The VK Funds have established minimum investment amounts for Class A and C Shares. The Acquiring Funds have also established minimum investment amounts for Class A5, C5 and Y Shares. Class R and Class I Shares of the VK Funds and Class R5 of the Acquiring Funds do not require a minimum investment amount provided that other eligibility requirements are otherwise met. The investment minimums required to purchase Class A5, C5 and Y Shares of the Acquiring Funds will be waived in connection with the Reorganizations for any VK Fund shareholder whose account balance is less than the required minimum.

          Class A and C Shares of the VK Funds require a minimum initial investment of $1,000 for regular accounts and retirement accounts; and $50 for accounts participating in a systematic investment program. Certain exemptions apply as set forth in the VK Funds’ prospectus. The VK Funds’ minimum subsequent investment is $50 for Class A and C Shares, except as described in the prospectus.
          Class A5, C5 and Y Shares of the Acquiring Funds require a minimum initial investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell accounts). For accounts participating in a systematic investment program, the minimum initial investment is $50 ($25 for IRA, Roth IRA, and Coverdell accounts). Certain exemptions apply as set forth in the Acquiring Fund’s prospectus. The Acquiring Funds require a $50 minimum for subsequent investments for most accounts. With regard to IRA, Roth IRA, and Coverdell accounts, the minimum subsequent investment is $25.
          Redemption Procedures. The redemption procedures employed by the VK Funds and the Acquiring Funds are similar, with a few exceptions. Shareholders of both the VK Funds and the Acquiring Funds, may redeem shares by mail, by telephone, through an authorized dealer or financial adviser, and through the Internet. Generally, both the VK Funds and the Acquiring Funds forward redemption proceeds no later than seven days after the redemption request is received by the Funds, with certain limited exceptions. The VK Funds and the Acquiring Funds each make redemptions in cash, typically by check, electronic bank transfer, or wire. Both the VK Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind).
          Both the VK Funds and the Acquiring Funds reserve the right to redeem Class A and C Shares and Class A5 and C5 Shares, respectively, where a shareholder’s account balance falls below $500, subject to certain limitations. With respect to Class I Shares, the VK Funds, upon learning that a shareholder ceases participation in the relevant plan or program, reserve the right to convert such Class I Shares to Class A Shares of the VK Fund. The VK Funds and the Acquiring Funds provide notice and an opportunity for shareholders to increase their account balance prior to redeeming the account.
          Redemption Fees. The VK Funds and the Acquiring Funds do not charge redemption fees. However, other funds in the Van Kampen family of funds and the AIM Funds impose redemption fees.
          Additional information relating to redemption procedures of VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.
Comparison of Exchange Privileges
          Shares of the VK Funds may generally be exchanged for shares of the same class of other VK Funds that are advised by the VK Adviser and distributed by VK Distributors (except that some shareholders of certain VK Funds may exchange Class I Shares for Class A Shares of other VK Funds). Exchanges of shares are based on the next determined NAV of the VK Fund after the request to exchange, without any sales charges, subject to certain limitations, exceptions, and procedures.
          Shares of an Acquiring Fund may also be exchanged for shares of the same class of other Acquiring Funds or other funds in the AIM Funds subject to certain limitations, exceptions, and procedures. Class A5 shareholders may also exchange to Class A, Investor Class and AIM Cash Reserve Shares. Class C5 shareholders may also exchange to Class C Shares. In addition, shareholders of Class A5 and Class C5 Shares of an Acquiring Fund who are otherwise eligible to purchase Class Y Shares of the same fund may exchange Class A5 Shares for Class Y Shares of the same Acquiring Fund. Similarly, shareholders of Class Y Shares of an Acquiring Fund who are otherwise eligible to purchase Institutional Class Shares of the same Acquiring Fund may exchange their Class Y Shares for Institutional Class Shares of the same Acquiring Fund. Not all Acquiring Funds offer Institutional Class Shares and for those that do, the Institutional Class Shares are offered by a separate prospectus. The cover page of this Proxy Statement/Prospectus describes how to obtain a copy of such prospectus.
          To deter excessive short term trading activity by shareholders of an Acquiring Fund, shareholders of the Acquiring Funds will generally be limited to four exchanges out of a fund per calendar year, although certain transactions will not count toward the exchange limitation. The VK Funds and the Acquiring Funds each reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund. A further description of the Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in an Acquiring Fund’s prospectus.
          Shareholders of a VK Fund or an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the VK Fund or Acquiring Fund into which they are seeking to exchange. In addition, the fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the exchange privileges of the VK Funds and the Acquiring Funds are available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
Comparison of Dividend and Distribution Policies and Fiscal Years
          Dividend and Distribution Policies. The VK Funds’ policy, which may be changed at any time by the VK Board is to distribute annually (except for the VK In Retirement Strategy Fund, which distributes monthly) all, or substantially all, of their net investment income as dividends. Dividends are automatically applied to purchase additional shares of the VK Fund unless the shareholder instructs otherwise. The Acquiring Funds will declare and pay dividends from net investment income annually (if any), except for the AIM Balanced-Risk Retirement Now Fund which will make quarterly payments of dividends, if any.
          The VK Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The VK Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The amount of dividends and distributions will vary, and there is no guarantee that either the VK Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.
          Additional information regarding the dividend and distribution policies of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.
          Fiscal Year End The VK Funds and the Acquiring Funds deliver annual and semi-annual shareholder reports and updated prospectuses according to the fiscal year end as stated below.

VK Funds	Acquiring Funds

August 31	December 31
Comparison of Business Structures, Shareholder Rights and Applicable Law
          The VK Funds are series of a Delaware statutory trust, the VK Trust. The Acquiring Funds are also series of a Delaware statutory trust, the AIM Growth Series (the “Acquiring Funds Trust”). As a result, there are no material differences between the rights of shareholders under the governing state laws of the VK Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are described below.
          The following is a discussion of certain provisions of the governing instruments and governing laws of each VK Fund and its corresponding Acquiring Fund, but is not a complete description of the VK Funds’ and the Acquiring Funds’ governing instruments or governing laws. Further information about each Fund’s governance structure is contained in the Funds’ statements of additional information and its governing documents, which are on file with the SEC.

          Shares. When issued and paid for in accordance with the prospectus, shares of both a VK Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a VK Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as declared by its board of trustees, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of a VK Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.
          Organization and Governing Law. The VK Trust is organized as a Delaware statutory trust (“DST”) pursuant to the Delaware Statutory Trust Act. The Acquiring Funds Trust is also organized as a DST. The VK Trust and Acquiring Funds Trust are governed by their Declaration of Trust (a “Declaration”) and By-Laws (together with the Declaration, the “governing instruments”), and their business and affairs are managed under the supervision of their board of trustees.
          Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.
          Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the VK Trust nor the Acquiring Funds Trust are required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act or their respective governing instruments.
          The governing instruments of the VK Trust and Acquiring Funds Trust generally provide that special meetings of shareholders may be called for any purpose at any time by the Board, chairman of the Board or, with respect to the VK Trust only, the president. In addition, the governing instruments for the VK Trust and the Acquiring Funds Trust provide that a special meeting of shareholders shall be called for the purpose of voting on the removal of any trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.
          Submission of Shareholder Proposals. The VK Trust does not have provisions in its governing instruments requiring that a VK Fund shareholder provide notice to the VK Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the VK Trust and the Acquiring Funds Trust, require that certain conditions be met to present any proposals at shareholder meetings as described below. The By-Laws of the Acquiring Funds Trust require that certain conditions be met to present any shareholder proposals at either an annual or special meeting of shareholders, including that notice be given to the Acquiring Funds Trust by a shareholder in advance of an annual shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Acquiring Funds Trust Board determines to elect trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Funds Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date. Failure to satisfy the requirement of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.
          Quorum. For the VK Trust the Declaration and By-Laws provide that a quorum will exist if shareholders entitled to vote a majority of the outstanding shares of the VK Trust entitled to vote are present at the meeting in person or by proxy. A quorum is not necessary to vote on adjournments of any meeting of the VK Trust.
          The By-Laws of the Acquiring Fund Trust provide that a quorum will exist if shareholders entitled to vote one-third of the outstanding shares are present in person or by proxy, unless otherwise provided by law or the Declaration. However a quorum is not necessary to vote on adjournments.
          Number of votes; Aggregate voting. The governing instruments of the VK Trust and Acquiring Funds Trust provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The Declaration of the VK Trust also specify that shareholders are not entitled to cumulative voting in the election or removal of trustees. The Acquiring Funds Trust governing instruments do not provide for cumulative voting.
          The Declaration of the VK Trust requires that matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each VK Fund entitled to vote thereon except (1) when the 1940 Act or other law requires that the matter be submitted to all shareholders of the VK Trust voting together without regard to a class or series or (2) the trustees determine that the matter to be voted upon affects only the rights or interests of one or more series but not all. The governing instruments of the Acquiring Funds provide that all shares shall be voted together, except when required by applicable law or when the trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.
          Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. If an approval is required by the 1940 Act, then except for the election of trustees, the vote required for approval of a proposal is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote. If a vote is not required by the 1940 Act, the Declaration sets the voting standards. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.
          Election and Removal of Trustees. The shareholders of the VK Trust and Acquiring Funds Trust are entitled to vote for the election and the removal of trustees. Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the VK Trust and for the Acquiring Funds Trust, any trustee may be removed by a vote of 2/3 of the outstanding shares of the Funds.
          Amendment of Governing Instruments. Generally, the trustees of the VK Funds and the Acquiring Funds have the right to amend, from time to time, the Declaration and By-laws for the Trusts. For the VK Trust, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders. Such an amendment is adopted when approved by shareholders holding a majority of all the shares outstanding and entitled to vote on the matter. Shareholders of the Acquiring Funds Trust have the power to vote on any amendment to the Declaration that would reduce their rights to indemnification as shareholders. Approval of any such amendment requires the affirmative vote of at least 2/3 of the outstanding shares entitled to vote on the matter. In addition, shareholders of the Acquiring Funds Trust also have the right to vote on any amendments to the Declaration that would amend these voting rights. Approval of any such amendment requires the affirmative vote of holders of a majority of the shares cast at a meeting where a quorum is present.
          Mergers and Reorganizations. With respect to a reorganization, the Declaration of the VK Trust provides that any sale, conveyance or transfer of assets belonging to the VK Trust to another entity only requires approval by the trustees, and does not require the approval of shareholders, unless such approval is required by the 1940 Act or the trustees determine that it is desirable to submit such transaction for shareholder approval; provided that for a transaction for which shareholder approval is not sought, shareholders are given at least thirty days’ prior written notice of such transaction. If a matter is submitted to shareholders, approval requires the vote of a majority of the outstanding shares of a VK Fund. For the Acquiring Funds Trust, any merger, consolidation or other reorganization of an Acquiring Fund requires the approval of the holders of a majority of the shares entitled to vote that are present at the meeting in person or by proxy, unless: (i) the primary purpose of the merger or consolidation is to change the Acquiring Funds Trust’s domicile or form of organization or form of statutory trust, or (ii) after giving effect to such merger or consolidation, based on the number of outstanding shares as of a date selected by the trustees of the Acquiring Fund Trust, the shareholders of the Acquiring Fund (or a class) will have a majority of the outstanding shares of the surviving company (or class).

          Liquidation of a Fund. The VK Trust and the Acquiring Funds Trust may be liquidated by the respective Board of Trustees without shareholder approval.
          Liability of Shareholders. Consistent with the Delaware Statutory Trust Act, the Declaration of the VK Trust and the Declaration of the Acquiring Funds Trust provide that no shareholder will be personally liable in connection with the assets or affairs of the Fund. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for the VK Trust and the Acquiring Funds Trust contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund if any shareholder is personally held liable for the obligations of the Fund
          Liability of Trustees and Officers. The governing instruments for the VK Trust and Acquiring Fund Trust provide that no trustee or officer of the Trust shall be subject to any personal liability in connection with the assets or affairs of the Trust, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions. (“Disqualifying Conduct”)
          Indemnification. For the VK Trust, the Declaration generally provides for the indemnification of each of its trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by any Covered Person in connection with defending any action in which such Covered Person may be involved (or with which such Covered Person may be threatened) while in office or thereafter by reason of being or having held such position with the VK Trust, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the VK Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office or (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful. The VK Trust may advance expenses incurred by a Covered Person, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses was not authorized; and (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the VK Trust is insured against losses arising by reason of covering such expenses; or (iii) a majority of a quorum of the disinterested trustees not involved in the action or an independent legal counsel in a written opinion determine that there is reason to believe the Covered Person will ultimately be found entitled to indemnification. Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have including any liability insurance policy.
          The Declaration and By-Laws of the Acquiring Funds Trust provide that every Covered Person of the Acquiring Fund shall be indemnified by the applicable Acquiring Fund for expenses incurred or incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition to the same extent as provided to the VK Trust’s Covered Persons described above. However, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.
Terms of the Reorganization
          The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit F to this Proxy Statement/Prospectus.
          With respect to each Reorganization, if shareholders of the VK Fund approve the Agreement and other closing conditions are satisfied, the assets of the VK Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the VK

Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the VK Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the VK Fund so transferred, all determined and adjusted as provided in the Agreement.
          The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of VK Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the VK Funds are described under the “Comparison of Share Classes and Distribution Arrangements” section and on Exhibit A.
          The shares of each Acquiring Fund issued in a Reorganization will have an aggregate NAV equal to the net value of the assets of the corresponding VK Fund. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the VK Fund immediately prior to the Reorganization.
          Each VK Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit F that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.
          If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about                     , 2010, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”) on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more VK Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved in order that all or substantially all of the Reorganizations are consummated at the same time.
          For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the VK Fund will be cancelled in accordance with its governing documents and applicable law.
          One of the principal conditions to Closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business, including the Van Kampen Funds, agrees to transfer to Invesco by a certain date. If this condition is not satisfied, none of the Reorganizations will be consummated.
          The obligations of each Acquiring Fund and VK Fund are subject to other conditions, including the following conditions:
•	Acquiring Fund Trust’s Registration Statement on Form N-14 under the Securities Act of 1933 (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the VK Fund shall have approved the Agreement;

•	the Acquiring Fund Trust and VK Trust have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•	the Acquiring Fund Trust and VK Trust shall have received a legal opinion as to the material U.S. federal income tax consequences of the transactions contemplated by the Agreement.
          If shareholders of a VK Fund do not approve the Agreement or if the Reorganization does not otherwise close, the VK Board will consider what additional action to take.
          The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
          Morgan Stanley and Invesco have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.
          The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.
          The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees must not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Funds Trust Board currently satisfies such 75% requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.
Discussion of Principal Risks Associated with the Acquiring Funds
          Generally, the principal risks of the VK Funds and the Acquiring Funds are similar. The Acquiring Funds have the following principal risks in common with the VK Funds: fund of funds risk, market risk, interest rate risk, credit risk, U.S. government obligations risk, repurchase agreement risk, foreign securities risk, developing markets securities risk, commodity risk, derivatives risk, currency risk, management risk, industry focus/sector risk and non-diversification risk. While both the VK Funds and the Acquiring Funds are exposed to commodity risk and derivatives risk, the Acquiring Funds' historical allocation to commodities, and its use of derivatives has been greater than that of the VK Funds and, thus the Acquiring Funds are subject to greater commodity risk and derivatives risk.
          The reorganization of the VK Funds into the Acquiring Funds will expose the shareholders of the VK Funds to the following additional principal risks: money market fund risk, municipal securities risk, subsidiary risk, leverage risk and limited number of holdings risk.
          For a detailed description of the principal risks of the Acquiring Funds and how they compare to the VK Funds, see “Exhibit G” to this Proxy/Prospectus Statement. Also, more information regarding the risks to which each Fund is subject can be found on the Prospectuses and SAIs for the VK Funds and Acquiring Funds. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus and SAI.
Federal Income Tax Consequences
          This discussion is limited to U.S. persons who hold shares of a VK Fund as capital assets for federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax laws. Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Entity, will, as a condition to the closing of the Reorganization, provide a legal opinion with respect to each VK Fund and its corresponding Acquiring Fund addressing the material U.S. federal income tax matters relating to the liquidation of each VK Fund’s assets to cash and the subsequent Reorganizations. That opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the VK Funds and corresponding Acquiring Funds upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. An opinion of counsel is not binding upon the Internal Revenue Service or the courts, and it is possible that the Internal Revenue Service or the courts could disagree with the conclusions in such opinion.
          The VK Funds and their corresponding Acquiring Funds intend to treat the Reorganization as a taxable transaction. Based on such treatment, the consequences described below would apply.
          Liquidation of VK Fund Assets To Cash. The liquidation by each VK Fund of all, or substantially all, of its assets in exchange for cash prior to the closing of the Reorganization may result in the realization of capital gains that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date. Based on the net unrealized appreciation in value of portfolio investments of each VK Fund at December 31, 2009 on a book basis, the liquidation by each VK Fund of its assets in exchange for cash may result in the VK Funds making estimated distributions per share to shareholders prior to the Closing Date:

Estimated Distribution
Fund Name	Per Share Outstanding
Van Kampen In Retirement Strategy	$0.44
Van Kampen 2010 Retirement Strategy	$0.80
Van Kampen 2015 Retirement Strategy	$0.90
Van Kampen 2020 Retirement Strategy	$0.74
Van Kampen 2025 Retirement Strategy	$0.98
Van Kampen 2030 Retirement Strategy	$0.97
Van Kampen 2035 Retirement Strategy	$1.19
Van Kampen 2040 Retirement Strategy	$0.86
Van Kampen 2045 Retirement Strategy	$1.43
Van Kampen 2050 Retirement Strategy	$1.32
          For VK Fund shareholders who hold their shares through a tax-exempt account, such distributions will not be subject to federal income tax. For VK Fund shareholders who hold their shares through a taxable account, such distributions may be taxable as ordinary income, capital gain or some combination of both. The amount and character of capital gains realized by each VK Fund prior to the Closing Date will differ, due to changes in portfolio composition and changes in market values of portfolio securities. Tax consequences of the liquidation of the holdings are similar to the results of liquidating the fund as considered by the board.
          The Reorganization. Shareholders who hold their shares through a taxable account, depending upon their personal circumstances, will recognize either a capital gain or capital loss on the exchange of their VK Fund shares for Acquiring Fund shares in connection with the Reorganization. Such gain or loss will be taxable as short-term capital gain or loss if the VK Fund shareholder has held his shares for one year or less and as long-term capital gain or loss if the VK Fund shareholder has held his shares for more than one year (determined separately for each block of shares held by the VK Fund shareholder). The aggregate tax basis of the Acquiring Fund shares received by the VK Fund shareholders will be equal to the fair market value of such Acquiring Fund shares on the date of distribution and the holding period of the Acquiring Fund shares received by the VK Fund shareholders will begin on the day following the date of receipt of the Acquiring Fund shares. Shareholders who hold their shares through a tax-exempt account, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity, will not be taxable on such Reorganization exchange. Prior to the closing of the Reorganization, each VK Fund will also distribute to its shareholders any undistributed income and gains realized or anticipated to be realized by such VK Fund. See, “Liquidation of VK Fund Assets to Cash” above.
          If a Reorganization is consummated but the IRS or the courts determine that the Reorganization qualifies as a tax-free reorganization under the Internal Revenue Code, and thus is nontaxable, no gain or loss would be recognized by either the VK Fund, the Acquiring Fund or the VK Fund shareholders for U.S. federal income tax purposes upon the transfer by a VK Fund of its assets, consisting all or substantially all of cash, in exchange solely for Acquiring Fund shares and upon the distribution by the VK Fund of the Acquiring Fund shares received to the VK Fund shareholders in liquidation of the VK Fund. In this case, the holding period and aggregate tax basis of the Acquiring Fund shares received by a VK Fund shareholder would be the same as the holding period and aggregate tax basis of the shares of the VK Fund previously held by such shareholder. Shareholders are urged to consult their own tax advisers about the federal, state and local income tax consequences, if any, of the Reorganization to them.
          General Limitations on Capital Losses. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. The Acquiring Fund will not succeed to the capital loss carryovers, if any, of its corresponding VK Fund upon the closing of the Reorganization. The capital loss carryovers, if any, of an Acquiring Fund that experiences a change of ownership as a result of the Reorganization (which would occur if the Acquiring Fund is smaller than its corresponding VK Fund) would be subject to the annual loss limitation. Each Acquiring Fund’s actual annual loss limitation would generally equal the aggregate net asset value of the Acquiring Fund on the Closing Date of the Reorganization multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes.
          Based on the aggregate net asset values of the VK Funds at their fiscal year ended August 31, 2009, and the Acquiring Funds at September 30, 2009, the Acquiring Funds that will experience a change of ownership as a result of the Reorganization are the AIM Balanced-Risk Retirement Now Fund, the AIM Balanced-Risk Retirement 2010 Fund and AIM Balanced-Risk Retirement 2020 Fund. As a result, the capital loss carryovers of such Funds, if any, together with any current year loss and net unrealized depreciation in the value of each Fund’s investments, will be subject to an annual limitation for federal income tax purposes. As of September 30, 2009, the Acquiring Funds had relatively small amounts of capital loss carryovers that expire in 2016, and no Acquiring Fund had unrealized depreciation in value of portfolio investments. It is unlikely that this annual loss limitation on use of each such Acquiring Fund’s total capital loss carryovers would be material, although that will depend on the facts at time of closing the Reorganization.
          Appreciation in Value of Investments. Buying shares in a fund that has material unrealized appreciation in value of portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of portfolio investments. Conversely, buying shares in a fund with unrealized depreciation in value of portfolio investments may be more tax efficient because such depreciation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of the VK Funds will be subject to the appreciation (depreciation) in value of portfolio investments of the corresponding Acquiring Funds as a result of the Reorganization. At September 30, 2009, the Acquiring Funds had unrealized appreciation in value of portfolio investments as a percentage of their respective net asset values ranging from approximately less than 1% to 10%, and, taking into account the cash to be received from the corresponding VK Funds post-Reorganization, ranging from less than 1% to 6% on a combined basis. Accordingly, the shareholders of the VK Funds likely will be exposed to relatively small amounts of appreciation in value of the corresponding Acquired Fund’s investments post-Reorganization, although that will depend on the facts at time of closing the Reorganization.
          Tracking Your Basis and Holding Period; State And Local Taxes. After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.
BOARD CONSIDERATIONS
          At several in-person and telephonic meetings held in August, September, October, November and December 2009, the VK Board discussed and ultimately approved the Reorganizations.
          At these meetings, the VK Board considered information provided by Morgan Stanley, Van Kampen and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen, can bring additional value to the VK Trust shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the VK Trust shareholders. The parties discussed aligning the VK Funds and other funds currently advised by VK Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). Thus, as part of the Reorganizations, it is also expected that Invesco Advisers and its affiliates will provide each VK Fund with administrative and client servicing services that are currently provided by VK Adviser and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and the commitment to quality services.

          The parties discussed the challenges of getting the VK Funds on a common operating platform and the opportunity for the VK Funds to recognize savings from economies of scale when such savings occur. The parties discussed at length the transition to new portfolio management teams employed by Invesco those VK Funds where the existing portfolio managers employed by Morgan Stanley and its affiliates were not part of the Transaction and thus were not migrating to Invesco, including the VK Funds described herein, emphasizing the respective Invesco Advisers investment teams’ background, experience, performance record on similar products.
          The VK Board discussed with Morgan Stanley, Van Kampen and Invesco the Transaction and its foreseeable short- and long-term effects on the VK Trust and its shareholders and considered the potential liquidation of the VK Funds described herein. The members of the VK Board who are not “interested persons” of the VK Trust, as that term is defined in the 1940 Act, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December, 2009.
          In connection with the Board’s review of the Transaction, Morgan Stanley, Van Kampen and Invesco advised the VK Board about a variety of matters, including, but not limited to:
          (1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;
          (2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;
          (3) both the VK Funds and the Acquiring Funds are target date retirement mutual funds designed to become more conservative as a fund approaches a certain designated retirement date according to its stated “glide path”;
          (4) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;
          (5) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganizations;
          (6) four members of the current VK Board will join the Acquiring Funds Trust Board and participate in the oversight of such Acquiring Funds (Note that each VK Fund and Acquiring Fund provide their eligible board members with compensation and benefits, including participation in such Fund’s deferred compensation plan and retirement plan for trustees. In connection with transitioning the VK Funds onto the Invesco mutual funds platform via the Reorganizations, and then terminating and dissolving the VK Funds, it is anticipated that the VK Funds will terminate their deferred compensation plans and retirement plans. Each member of the current VK Board joining the Board of the Acquiring Funds will be eligible to participate in the deferred compensation plans and/or retirement plans of the Acquiring Funds. The VK Funds will pay out the amounts deferred and/or accrued on the Funds’ books through the date of such termination and additional amounts not accrued to date in the amount of the net present value of the benefits the VK Board members would have received had they served until their normal retirement date plus an amount equal to taxes on such payment. Such additional amounts payable to the VK Board members are part of the overall expenses of the Reorganizations and will not be paid by the VK Funds’ shareholders.);
          (7) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers;
          (8) Invesco will provide a contractual guaranty through at least June 30, 2012 to limit each Acquiring Fund’s total annual fund operating expenses; and
          (9) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct their respective businesses in compliance with Section 15(f) of the 1940 Act.

          Morgan Stanley, Van Kampen and Invesco advised the VK Board of the tax implications of the Reorganizations noting that the VK Funds and their corresponding Acquiring Funds intend to treat the Reorganizations as a taxable transaction. Accordingly, the VK Fund shareholders and the VK Fund will bear the tax consequences as described in the preceding section entitled “Federal Income Tax Consequences.” Morgan Stanley, Van Kampen and Invesco noted that in the event that the VK Funds were liquidated, VK Fund shareholders and the VK Fund would also bear certain tax consequenses substantially similar to the tax consequences of the Reorganization.
          In its deliberations, the VK Board considered all information it received, as described above, as well as advice and analysis from its counsel and consultant. The VK Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each VK Fund and their respective shareholders. The VK Board concluded, based on all of the information presented, that the Reorganizations were in the best interest of the VK Funds and that shareholders will not be diluted as a result thereof and to recommend that VK Funds shareholders approve the Reorganizations.
ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND VK FUNDS
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the funds in the AIM Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment advisor to certain funds in the AIM Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, the distributor of the AIM Funds and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
          Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ Statements of Additional Information.
Where to Find More Information
          For more information with respect to the Acquiring Funds concerning the following topics, please refer to the following sections of the Acquiring Funds prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Funds; (ii) see “Other Information” for more information about the Acquiring Funds’ policy with respect to dividends and distributions; and (iii) see “General Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Funds, tax consequences to shareholders of various transactions in shares of the Acquiring Funds, and distribution arrangements of the Acquiring Funds.
          For more information with respect to the VK Funds concerning the following topics, please refer to the following sections of the VK Funds Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see “Investment Advisory Services” for more information about the management of the VK Funds; (ii) see “Purchase of Shares” for more information about the pricing of shares of the VK Funds; (iii) see “Federal Income Taxation” for more information about tax consequences to shareholders of various transactions in shares of the VK Funds; and (iv) see “Distributions from the Funds” for more information about the VK Funds’ policy with respect to dividends and distributions.
INFORMATION ON VOTING
Proxy Statement/Prospectus
          We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the VK Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. VK Fund shareholders may vote by appearing in person at the Meeting; however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about                     , 2010 to all shareholders entitled to vote. Shareholders of record of the VK Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the VK Funds on                     , 20___, can be found on Exhibit H. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Trust in writing to the address of the VK Trust set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid meeting of each VK Fund. For each VK Fund, a quorum will exist if shareholders representing a majority of the outstanding shares of the VK Fund who are entitled to vote on the Record Date and are present at the Meeting in person or by proxy.
          Unless instructions to the contrary are marked, proxies will be voted “FOR” approval of the proposed Reorganization. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.
          Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The VK Board has unanimously approved each Reorganization, subject to the affirmative vote of a majority of the outstanding shares of the applicable VK Fund. Abstentions and broker non-votes are counted as present for purposes of quorum but are not considered “FOR” a Reorganization at the Meeting. As a result, abstentions and broker non-votes have the same effect as a vote against a Reorganization because approval of a Reorganization will occur with the affirmative vote of a majority of the outstanding shares of the applicable VK Fund.
Proxy Solicitation
          The VK Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are expected to be approximately $___. Proxies are expected to be solicited principally by mail, but the VK Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The VK Funds’ officers will not receive any additional or special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of each VK Fund’s solicitation costs.

Other Matters
          Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
CAPITALIZATION
          The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding VK Fund. The following tables are as of June 30, 2009 and assume that each Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily VK Fund share purchase, redemption, and market activity.

Van Kampen In Retirement Strategy Fund into AIM Balanced-Risk Retirement Now Fund

	Van Kampen In	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement	Pro Forma	Retirement Now Fund
	Fund	Now Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$3,491,540	$1,879,701	—	$5,371,241
Class A/A5 Net Assets[4]	$2,862,263	—	—	$2,862,263
Class A/A5 Shares Outstanding[4]	266,215	—	369,743	369,743
Class A/A5 NAV Per Share[4]	$10.75	—	—	$7.74

Class C/C5 Net Assets[5]	$412,625	—	—	$412,625
Class C/C5 Shares Outstanding[5]	38,459	—	53,316	53,316
Class C/C5 NAV Per Share	$10.73	—	—	$7.74

Class R/R5 Net Assets[6]	$107,257	—	—	$107,257
Class R/R5 Shares Outstanding[6]	10,000	—	13,863	13,863
Class R/R5 NAV Per Share[6]	$10.73	—	—	$7.74

Class I/Y Net Assets[7]	$109,395	$16,164	—	$125,559
Class I/Y Shares Outstanding[7]	10,187	2,090	14,154	16,244
Class I/Y NAV Per Share[7]	$10.74	$7.73	—	$7.73

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen In Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement Now Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen In Retirement Strategy Fund and AIM Balanced-Risk Retirement Now Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen In Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement Now Fund Class A5.

(5)	Figures are for Van Kampen In Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement Now Fund Class C5.

(6)	Figures are for Van Kampen In Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement Now Fund Class R5.

(7)	Figures are for Van Kampen In Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement Now Fund Class Y.
Van Kampen 2010 Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund

		AIM Balanced-Risk		AIM Balanced-Risk
	Van Kampen 2010	Retirement 2010	Pro Forma	Retirement 2010 Fund
	Strategy Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$3,502,378	$6,345,717	—	$9,848,005
Class A/A5 Net Assets[4]	$2,387,097	—	—	$2,387,097
Class A/A5 Shares Outstanding[4]	218,235	—	297,643	297,643
Class A/A5 NAV Per Share[4]	$10.94	—	—	$8.02

Class C/C5 Net Assets[5]	$896,451	—	—	$896,451
Class C/C5 Shares Outstanding[5]	82,303	—	112,478	112,478
Class C/C5 NAV Per Share	$10.89	—	—	$7.97

Class R/R5 Net Assets[6]	$109,228	—	—	$109,228
Class R/R5 Shares Outstanding[6]	10,000	—	13,653	13,653
Class R/R5 NAV Per Share[6]	$10.92	—	—	$8.00

Class I/Y Net Assets[7]	$109,602	$76,668	—	$186,270
Class I/Y Shares Outstanding[7]	10,000	9,550	13,649	23,199
Class I/Y NAV Per Share[7]	$10.96	$8.03	—	$8.03

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2010 Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2010 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2010 Strategy Fund and AIM Balanced-Risk Retirement 2010 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2010 Strategy Fund Class A and AIM Balanced-Risk Retirement 2010 Fund Class A5.

(5)	Figures are for Van Kampen 2010 Strategy Fund Class C and AIM Balanced-Risk Retirement 2010 Fund Class C5.

(6)	Figures are for Van Kampen 2010 Strategy Fund Class R and AIM Balanced-Risk Retirement 2010 Fund Class R5.

(7)	Figures are for Van Kampen 2010 Strategy Fund Class I and AIM Balanced-Risk Retirement 2010 Fund Class Y.
Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund

	Van Kampen 2015	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2010	Pro Forma	Retirement 2010 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$5,633,627	$6,345,717	—	$11,979,344
Class A/A5 Net Assets[4]	$4,654,967	—	—	$4,654,967
Class A/A5 Shares Outstanding[4]	429,021	—	580,420	$580,420
Class A/A5 NAV Per Share[4]	$10.85	—	—	$8.02

Class C/C5 Net Assets[5]	$744,396	—	—	$744,396
Class C/C5 Shares Outstanding[5]	68,742	—	93,400	$93,400
Class C/C5 NAV Per Share	$10.83	—	—	$7.97

Class R/R5 Net Assets[6]	$115,653	—	—	$115,653
Class R/R5 Shares Outstanding[6]	10,676	—	14,457	14,457
Class R/R5 NAV Per Share[6]	$10.83	—	—	$8.00

Class I/Y Net Assets[7]	$118,611	$76,668	—	$195,279
Class I/Y Shares Outstanding[7]	10,912	9,550	17,771	24,321
Class I/Y NAV Per Share[7]	$10.87	$8.03	—	$8.03

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2015 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2010 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2015 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2010 Fund . As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2015 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2010 Fund Class A5.

(5)	Figures are for Van Kampen 2015 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2010 Fund Class C5.

(6)	Figures are for Van Kampen 2015 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2010 Fund Class R5.

(7)	Figures are for Van Kampen 2015 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2010 Fund Class Y.

Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund

	Van Kampen 2010	Van Kampen 2015	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement Strategy	Retirement 2010	Pro Forma	Retirement 2010 Fund
	Fund	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$3,502,378	$5,633,627	$6,345,717		$15,481,722
Class A/A5 Net Assets[4]	$2,387,097	$4,654,967	—	—	$7,042,064
Class A/A5 Shares Outstanding[4]	218,235	429,021	—	878,063	878,063
Class A/A5 NAV Per Share[4]	$10.94	$10.85	—	—	$8.02

Class C/C5 Net Assets[5]	$896,451	$744,396	—	—	$1,640,847
Class C/C5 Shares Outstanding[5]	82,303	68,742	—	205,878	205,878
Class C/C5 NAV Per Share	$10.89	$10.83	—	—	$7.97

Class R/R5 Net Assets[6]	$109,228	$115,653	—	—	$224,881
Class R/R5 Shares Outstanding[6]	10,000	10,676	—	28,110	28,110
Class R/R5 NAV Per Share[6]	$10.92	$10.83	—	—	$8.00

Class I/Y Net Assets[7]	$109,602	$118,611	$76,668	—	$304,881
Class I/Y Shares Outstanding[7]	10,000	10,912	9,550	28,420	37,970
Class I/Y NAV Per Share[7]	$10.96	$10.87	$8.03	—	$8.03

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2010 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2010 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2010 Fund Class A5.

(5)	Figures are for Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement Now Fund Class C5.

(6)	Figures are for Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement Now Fund Class R5.

(7)	Figures are for Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement Now Fund Class Y.
Van Kampen 2020 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund

	Van Kampen 2020	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2020	Pro Forma	Retirement 2020 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$4,413,727	$12,906,672		$17,320,399
Class A/A5 Net Assets[4]	$3,702,370	—	—	$3,702,370
Class A/A5 Shares Outstanding[4]	342,816	—	501,676	501,676
Class A/A5 NAV Per Share[4]	$10.80	—	—	$7.38

Class C/C5 Net Assets[5]	$491,060	—	—	$491,060
Class C/C5 Shares Outstanding[5]	45,657	—	67,269	67,269
Class C/C5 NAV Per Share	$10.76	—	—	$7.30

	Van Kampen 2020	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2020	Pro Forma	Retirement 2020 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Class R/R5 Net Assets[6]	$112,035	—	—	$112,035
Class R/R5 Shares Outstanding[6]	10,384	—	15,222	15,222
Class R/R5 NAV Per Share[6]	$10.79	—	—	$7.36

Class I/Y Net Assets[7]	$108,262	$12,815	—	$121,077
Class I/Y Shares Outstanding[7]	10,000	1,735	—	16,385
Class I/Y NAV Per Share[7]	$10.83	$7.39	—	$7.39

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2020 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2020 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2020 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2020 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2020 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2020 Fund Class A5.

(5)	Figures are for Van Kampen 2020 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2020 Fund Class C5.

(6)	Figures are for Van Kampen 2020 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2020 Fund Class R5.

(7)	Figures are for Van Kampen 2020 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2020 Fund Class Y.
Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund

	Van Kampen 2025	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2020	Pro Forma	Retirement 2020 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$4,143,992	$12,906,672		$17,050,664
Class A/A5 Net Assets[4]	$3,215,011	—	—	$3,215,011
Class A/A5 Shares Outstanding[4]	302,828	—	435,638	435,638
Class A/A5 NAV Per Share[4]	$10.62	—	—	$7.38

Class C/C5 Net Assets[5]	$705,438	—	—	$705,438
Class C/C5 Shares Outstanding[5]	66,688	—	96,935	96,935
Class C/C5 NAV Per Share	$10.58	—	—	$7.30

Class R/R5 Net Assets[6]	$117,020	—	—	$117,020
Class R/R5 Shares Outstanding[6]	11,023	—	15,900	15,900
Class R/R5 NAV Per Share[6]	$10.62	—	—	$7.36

Class I/Y Net Assets[7]	$106,523	$12,815	—	$119,338
Class I/Y Shares Outstanding[7]	10,000	1,735	14,414	16,149
Class I/Y NAV Per Share[7]	$10.65	$7.39	—	$7.39

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2025 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2020 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2025 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2020 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2025 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2020 Fund Class A5.

(5)	Figures are for Van Kampen 2025 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2020 Fund Class C5.

(6)	Figures are for Van Kampen 2025 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2020 Fund Class R5.

(7)	Figures are for Van Kampen 2025 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2020 Fund Class Y.

Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund

	Van Kampen 2020	Van Kampen 2025	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement Strategy	Retirement 2020	Pro Forma	Retirement 2020 Fund
	Fund	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$4,413,727	$4,143,992	$12,906,672		$21,464,391
Class A/A5 Net Assets[4]	$3,702,370	$3,215,011	—	—	$6,917,381
Class A/A5 Shares Outstanding[4]	342,816	302,828	—	937,314	937,314
Class A/A5 NAV Per Share[4]	$10.80	$10.62	—	—	$7.38

Class C/C5 Net Assets[5]	$491,060	$705,438	—	—	$1,196,468
Class C/C5 Shares Outstanding[5]	45,657	66,688	—	163,904	163,904
Class C/C5 NAV Per Share	$10.76	$10.58	—	—	$7.30

Class R/R5 Net Assets[6]	$112,035	$117,020	—	—	$229,055
Class R/R5 Shares Outstanding[6]	10,384	11,023	—	31,122	31,122
Class R/R5 NAV Per Share[6]	$10.79	$10.62	—	—	$7.36

Class I/Y Net Assets[7]	$108,262	$106,523	$12,815	—	$227,600
Class I/Y Shares Outstanding[7]	10,000	10,000	1,735	29,064	30,799
Class I/Y NAV Per Share[7]	$10.83	$10.65	$7.39	—	$7.39

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2020 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2020 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2020 Fund Class A5.

(5)	Figures are for Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2020 Fund Class C5.

(6)	Figures are for Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2020 Fund Class R5.

(7)	Figures are for Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2020 Fund Class Y.
Van Kampen 2030 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund

	Van Kampen 2030	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2030	Pro Forma	Retirement 2030 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$3,237,847	$11,174,064		$14,411,911
Class A/A5 Net Assets[4]	$2,397,266	—	—	$2,397,266
Class A/A5 Shares Outstanding[4]	222,602	—	349,456	349,456
Class A/A5 NAV Per Share[4]	$10.77	—	—	$6.86

Class C/C5 Net Assets[5]	$613,058	—	—	$613,058
Class C/C5 Shares Outstanding[5]	57,076	—	90,023	90,023
Class C/C5 NAV Per Share	$10.74	—	—	$6.81

	Van Kampen 2030	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2030	Pro Forma	Retirement 2030 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Class R/R5 Net Assets[6]	$119,405	—	—	$119,405
Class R/R5 Shares Outstanding[6]	11,082	—	17,482	17,482
Class R/R5 NAV Per Share[6]	$10.77	—	—	$6.83

Class I/Y Net Assets[7]	$108,118	$58,579	—	$166,697
Class I/Y Shares Outstanding[7]	10,000	8,531	15,736	24,267
Class I/Y NAV Per Share[7]	$10.81	$6.87	—	$6.87

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2030 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2030 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2030 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2030 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2030 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2030 Fund Class A5.

(5)	Figures are for Van Kampen 2030 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2030 Fund Class C5.

(6)	Figures are for Van Kampen 2030 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2030 Fund Class R5.

(7)	Figures are for Van Kampen 2030 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2030 Fund Class Y.
Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund

	Van Kampen 2035	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2030	Pro Forma	Retirement 2030 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$1,747,412	$11,174,064		$12,921,476
Class A/A5 Net Assets[4]	$1,176,920	—	—	$1,176,920
Class A/A5 Shares Outstanding[4]	106,621	—	171,562	171,562
Class A/A5 NAV Per Share[4]	$11.04	—	—	$6.86

Class C/C5 Net Assets[5]	$349,540	—	—	$349,540
Class C/C5 Shares Outstanding[5]	31,720	—	51,328	51,328
Class C/C5 NAV Per Share	$11.02	—	—	$6.81

Class R/R5 Net Assets[6]	$110,342	—	—	$110,342
Class R/R5 Shares Outstanding[6]	10,010	—	16,156	16,156
Class R/R5 NAV Per Share[6]	$11.02	—	—	$6.83

Class I/Y Net Assets[7]	$110,610	$58,579	—	$169,189
Class I/Y Shares Outstanding[7]	10,000	8,531	16,098	24,629
Class I/Y NAV Per Share[7]	$11.06	$6.87	—	$6.87

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2035 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2030 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2035 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2030 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2035 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2030 Fund Class A5.

(5)	Figures are for Van Kampen 2035 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2030 Fund Class C5.

(6)	Figures are for Van Kampen 2035 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2030 Fund Class R5.

(7)	Figures are for Van Kampen 2035 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2030 Fund Class Y.

Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund

	Van Kampen 2030	Van Kampen 2035	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement Strategy	Retirement 2030	Pro Forma	Retirement 2030 Fund
	Fund	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$3,237,897	$1,747,412	$11,174,064		$16,159,323
Class A/A5 Net Assets[4]	$2,397,266	$1,176,920	—	—	$3,574,186
Class A/A5 Shares Outstanding[4]	222,602	106,621	—	521,018	521,018
Class A/A5 NAV Per Share[4]	$10.77	$11.04	—	—	$6.86

Class C/C5 Net Assets[5]	$613,058	$349,540	—	—	$962,598
Class C/C5 Shares Outstanding[5]	57,076	31,720	—	141,351	141,351
Class C/C5 NAV Per Share	$10.74	$11.02	—	—	$6.81

Class R/R5 Net Assets[6]	$119,405	$110,342	—	—	$229,747
Class R/R5 Shares Outstanding[6]	11,082	10,010	—	33,638	33,638
Class R/R5 NAV Per Share[6]	$10.77	$11.02	—	—	$6.83

Class I/Y Net Assets[7]	$108,118	$110,610	$58,579	—	$277,307
Class I/Y Shares Outstanding[7]	10,000	10,000	8,531	31,834	40,365
Class I/Y NAV Per Share[7]	$10.81	$11.06	$6.87	—	$6.87

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2030 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2030 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2030 Fund Class A5.

(5)	Figures are for Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2030 Fund Class C5.

(6)	Figures are for Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2030 Fund Class R5.

(7)	Figures are for Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2030 Fund Class Y.
Van Kampen 2040 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund

	Van Kampen 2040	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2040	Pro Forma	Retirement 2040 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$1,150,297	$5,760,112		$6,910,409
Class A/A5 Net Assets[4]	$698,029	—	—	$698,029
Class A/A5 Shares Outstanding[4]	62,621	—	105,762	105,762
Class A/A5 NAV Per Share[4]	$11.15	—	—	$6.60

Class C/C5 Net Assets[5]	$229,255	—	—	$229,255
Class C/C5 Shares Outstanding[5]	20,593	—	35,040	35,040
Class C/C5 NAV Per Share	$11.13	—	—	$6.54

	Van Kampen 2040	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2040	Pro Forma	Retirement 2040 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Class R/R5 Net Assets[6]	$111,316	—	—	$111,316
Class R/R5 Shares Outstanding[6]	10,000	—	16,943	16,943
Class R/R5 NAV Per Share[6]	$11.13	—	—	$6.57

Class I/Y Net Assets[7]	$111,697	$72,551	—	$184,248
Class I/Y Shares Outstanding[7]	10,000	10,985	16,923	27,908
Class I/Y NAV Per Share[7]	$11.17	$6.60	—	$6.60

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2040 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2040 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2040 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2040 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2040 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2040 Fund Class A5.

(5)	Figures are for Van Kampen 2040 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2040 Fund Class C5.

(6)	Figures are for Van Kampen 2040 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2040 Fund Class R5.

(7)	Figures are for Van Kampen 2040 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2040 Fund Class Y.
Van Kampen 2045 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund

	Van Kampen 2045	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2040	Pro Forma	Retirement 2040 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$840,932	$5,760,112		$6,601,044
Class A/A5 Net Assets[4]	$427,545	—	—	$427,545
Class A/A5 Shares Outstanding[4]	38,157	—	64,780	64,780
Class A/A5 NAV Per Share[4]	$11.20	—	—	$6.60

Class C/C5 Net Assets[5]	$188,847	—	—	$188,847
Class C/C5 Shares Outstanding[5]	16,862	—	28,864	28,864
Class C/C5 NAV Per Share	$11.20	—	—	$6.54

Class R/R5 Net Assets[6]	$112,296	—	—	$112,296
Class R/R5 Shares Outstanding[6]	10,039	—	17,092	17,092
Class R/R5 NAV Per Share[6]	$11.19	—	—	$6.57

Class I/Y Net Assets[7]	$112,244	$72,551	—	$184,795
Class I/Y Shares Outstanding[7]	10,000	10,985	17,007	27,992
Class I/Y NAV Per Share[7]	$11.22	6.60	—	$6.60

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2045 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2040 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2045 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2040 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2045 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2040 Fund Class A5.

(5)	Figures are for Van Kampen 2045 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2040 Fund Class C5.

(6)	Figures are for Van Kampen 2045 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2040 Fund Class R5.

(7)	Figures are for Van Kampen 2045 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2040 Fund Class Y.

Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund

	Van Kampen 2040	Van Kampen 2045	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement Strategy	Retirement 2040	Pro Forma	Retirement 2040 Fund
	Fund	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$1,150,297	$840,932	$5,760,112		$7,751,341
Class A/A5 Net Assets[4]	$698,029	$427,545	—	—	$1,125,574
Class A/A5 Shares Outstanding[4]	62,621	38,157	—	170,542	170,542
Class A/A5 NAV Per Share[4]	$11.15	$11.20	—	—	$6.60

Class C/C5 Net Assets[5]	$229,255	$188,847	—	—	$418,102
Class C/C5 Shares Outstanding[5]	20,593	16,862	—	63,904	63,904
Class C/C5 NAV Per Share	$11.13	$11.20	—	—	$6.54

Class R/R5 Net Assets[6]	$111,316	$112,296	—	—	$223,612
Class R/R5 Shares Outstanding[6]	10,000	10,039	—	34,035	34,035
Class R/R5 NAV Per Share[6]	$11.13	$11.19	—	—	$6.57

Class I/Y Net Assets[7]	$111,697	$112,244	$12,551	—	$296,492
Class I/Y Shares Outstanding[7]	10,000	10,000	10,985	33,930	44,915
Class I/Y NAV Per Share[7]	$11.17	$11.22	$6,60	—	$6.60

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2040 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2040 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2040 Fund Class A5.

(5)	Figures are for Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2040 Fund Class C5.

(6)	Figures are for Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2040 Fund Class R5.

(7)	Figures are for Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2040 Fund Class Y.
Van Kampen 2050 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2050 Fund

	Van Kampen 2050	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2050	Pro Forma	Retirement 2050 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Net Assets (all classes)	$783,082	$3,171,267		$3,954,349
Class A/A5 Net Assets[4]	$419,926	—	—	$419,926
Class A/A5 Shares Outstanding[4]	37,438	—	66,255	66,255
Class A/A5 NAV Per Share[4]	$11.22	—	—	$6.34

Class C/C5 Net Assets[5]	$137,706	—	—	$137,706
Class C/C5 Shares Outstanding[5]	12,256	—	21,866	21,866
Class C/C5 NAV Per Share	$11.24	—	—	$6.30

	Van Kampen 2050	AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy	Retirement 2050	Pro Forma	Retirement 2050 Fund
	Fund	Fund [1]	Adjustments[2]	(pro forma)[3]

Class R/R5 Net Assets[6]	$113,073	—	—	$113,073
Class R/R5 Shares Outstanding[6]	10,096	—	17,892	17,892
Class R/R5 NAV Per Share[6]	$11.20	—	—	$6.32

Class I/Y Net Assets[7]	$112,377	$47,822	—	$160,199
Class I/Y Shares Outstanding[7]	10,000	7,528	17,701	25,229
Class I/Y NAV Per Share[7]	$11.24	$6.35	—	$6.35

(1)	As of June 30, 2009, Class A5, Class C5 and Class R5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class C and Class R shares of Van Kampen 2050 Retirement Strategy Fund will be issued Class A5, Class C5 and Class R5 shares, respectively of AIM Balanced-Risk Retirement 2050 Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen 2050 Retirement Strategy Fund and AIM Balanced-Risk Retirement 2050 Fund. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen 2050 Retirement Strategy Fund Class A and AIM Balanced-Risk Retirement 2050 Fund Class A5.

(5)	Figures are for Van Kampen 2050 Retirement Strategy Fund Class C and AIM Balanced-Risk Retirement 2050 Fund Class C5.

(6)	Figures are for Van Kampen 2050 Retirement Strategy Fund Class R and AIM Balanced-Risk Retirement 2050 Fund Class R5.

(7)	Figures are for Van Kampen 2050 Retirement Strategy Fund Class I and AIM Balanced-Risk Retirement 2050 Fund Class Y.
OWNERSHIP OF SHARES
Security Ownership of Large Shareholders
          A list of the name, address and percent ownership of each person who, as of _________, 20___, to the knowledge of each VK Fund, owned 5% or more of the outstanding shares of a class of a VK Fund can be found at Exhibit I.
          A list of the name, address and percent ownership of each person who, as of _________, 20___, to the knowledge of each Acquiring Fund, owned 5% or more of the outstanding shares of a class of an Acquiring Fund can be found at Exhibit J.
Security Ownership of Management and Trustees
          Information regarding the ownership of shares of the VK Funds by VK Funds’ trustees and executive officers can be found at Exhibit I.
          Information regarding the ownership of shares of the Acquiring Funds by the Acquiring Funds’ trustees and executive officers can be found at Exhibit J.
DISSENTERS’ RIGHTS
          If the Reorganizations are approved at the Meeting, VK Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the VK Funds, however, have the right to redeem their shares at NAV subject to applicable CDSCs and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, VK Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at NAV subject to applicable CDSCs and/or redemption fees (if any).
SHAREHOLDER MEETINGS AND SHAREHOLDER PROPOSALS
          A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a VK Fund hereafter called should send the proposal to the VK Fund at the VK Trust’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a VK Fund, shareholders of such VK Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund as described under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.
INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
          This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds, and annual and semiannual reports that the Acquiring Funds and the VK Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of the VK Trust’s registration statement, which contains the VK Funds prospectuses and related Statements of Additional Information, is set forth on Exhibit A. Such VK Funds prospectuses are incorporated herein by reference. The SEC file number of the registrant of the Acquiring Funds Trust’s registration statement, which contains the Acquiring Funds prospectuses and related Statements of Additional Information, is also set forth on Exhibit A.
          Each Acquiring Fund and each VK Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds Trust and other registrants that file electronically with the SEC.

EXHIBIT A
VK Funds and Corresponding Acquiring Funds

VAN KAMPEN RETIREMENT STRATEGY TRUST	AIM GROWTH SERIES
(File No. 811-22188)	(File No. 811-02699)
VK FUND	ACQUIRING FUND
Share Classes	Share Classes

VK In Retirement Strategy Fund	AIM Balanced-Risk Retirement Now Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2010 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2015 Strategy Fund	AIM Balanced-Risk Retirement 2010 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2020 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2025 Strategy Fund	AIM Balanced-Risk Retirement 2020 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2030 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2035 Strategy Fund	AIM Balanced-Risk Retirement 2030 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2040 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

VK Retirement 2045 Strategy Fund	AIM Balanced-Risk Retirement 2040 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

A-1

VAN KAMPEN RETIREMENT STRATEGY TRUST	AIM GROWTH SERIES
(File No. 811-22188)	(File No. 811-02699)
VK FUND	ACQUIRING FUND
Share Classes	Share Classes

VK Retirement 2050 Strategy Fund	AIM Balanced-Risk Retirement 2050 Fund
Class A	Class A5
Class C	Class C5
Class R	Class R5
Class I	Class Y

A-2

EXHIBIT B
VK Funds’ Underlying Funds and Acquiring Funds’ AIM Balanced-Risk Allocation Fund
VK Funds
The list below represents those Underlying Funds currently available for investment by the VK Funds. From time to time the VK Adviser may select new or different Underlying Funds other than those listed below.

Underlying Fund	Underlying Fund’s Investment Objective and Primary Investment Strategy
Equity Funds

Van Kampen American Value Fund	To seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small- to medium-sized U.S. corporations.

Van Kampen Capital Growth Fund	To seek capital growth. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Fund’s investment adviser believes have above-average potential for capital growth.

Van Kampen Core Equity Fund	To seek capital growth and income. Under normal market conditions, the Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Fund’s investment adviser believes are undervalued and have strong earnings momentum and relative strength.

Van Kampen Emerging Markets Fund	To seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

Van Kampen Growth and Income Fund	To seek income and long-term growth of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).

Van Kampen International Growth Fund	Capital appreciation, with a secondary objective of income. The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Van Kampen Mid Cap Growth Fund	To seek capital growth. Under normal market conditions, the Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies.

Russell U.S. Core Equity Fund	To seek to provide long term capital growth by investing primarily in common stocks of medium and large capitalization U.S. companies.

Russell U.S. Small & Mid Cap Fund	To seek to provide long term capital growth by investing primarily in common stocks of small and medium capitalization companies, most of which are U.S. based.

Russell International Developed Markets Fund	To seek to provide long term capital growth by investing primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non- U.S. companies.

Underlying Fund	Underlying Fund’s Investment Objective and Primary Investment Strategy
Russell Emerging Markets Fund	To seek to provide long term capital growth by investing primarily in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

Fixed Income Funds

Van Kampen High Yield Fund	To seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund’s primary investment objective. The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock.

Russell Strategic Bond Fund	To seek to provide current income, and as a secondary objective, capital appreciation by investing primarily in bonds.

Alternative Investment Funds

Russell Real Estate Securities Fund	To seek to provide current income and long term capital growth by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.
Acquiring Funds
Acquiring Fund’s AIM Balanced-Risk Allocation Fund Summary
          As the primary underlying fund of the Acquiring Funds, the AIM Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. The AIM Balanced-Risk Allocation Fund seeks to achieve its investment objective by investing, under normal market conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The AIM Balanced-Risk Allocation Fund may invest in futures, swap agreements, including total return swaps, U.S. and foreign government debt securities and other securities and financially-linked instruments. The AIM Balanced-Risk Allocation Fund will also invest in the Invesco Aim Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange traded notes and other securities and financially-linked instruments. The AIM Balanced-Risk Allocation Fund will maintain a significant percentage of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the AIM Balanced-Risk Allocation Fund’s obligations under derivative transactions. The AIM Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the AIM Balanced-Risk Allocation Fund could lose more than originally invested in the derivative.
          The AIM Balanced-Risk Allocation Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary is advised by the advisor and has a similar investment objective as the AIM Balanced-Risk Allocation Fund. The Subsidiary, unlike the AIM Balanced-Risk Allocation Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the

Subsidiary’s derivative positions. The AIM Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. The AIM Balanced-Risk Allocation Fund will be subject to the risks associated with any investments by the Subsidiary to the extent of the AIM Balanced-Risk Allocation Fund’s investment in the Subsidiary.
          For more information about the AIM Balanced-Risk Allocation Fund, see “Investment Objectives, Strategies and Risk — AIM Balanced-Risk Allocation Fund (Balanced-Risk Allocation) Summary in the Acquiring Funds’ prospectus accompanying this Proxy Statement/Prospectus.

EXHIBIT C
Comparison of Fundamental Investment Limitations/Restrictions
BORROWING AND ISSUING SENIOR SECURITIES

VK Funds’ Current Fundamental Borrowing Restriction	Acquiring Funds’ Current Fundamental Borrowing Restriction
(The VK Fund may not . . .)	(The Acquiring Fund may not . . .)
Issue senior securities nor borrow money, except each Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
Borrow money or issue senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations the “1940 Act Laws, Interpretations and Exemptions”).

Non-Fundamental Restriction: In complying with the fundamental restriction, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Each Fund may borrow from banks, broker-dealers or an AIM Fund. Each Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Each Fund may not purchase additional securities when any borrowings from banks or broker dealers exceed 5% of the Fund’s total assets or when any borrowings from an AIM Fund are outstanding.
UNDERWRITING

VK Funds’ Current Fundamental Underwriting Restriction	Acquiring Funds’ Current Fundamental Underwriting Restriction
(The VK Fund may not . . .)	(The Acquiring Fund may not . . .)
Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.
Underwrite the securities of other issuers. This restriction dos not prevent each Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

C-1

REAL ESTATE

VK Funds’ Current Fundamental Real Estate Restriction	Acquiring Funds’ Current Fundamental Real Estate Restriction
(The VK Fund may not . . .)	(The Acquiring Fund may not . . .)
Purchase or sell real estate except that each Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent each Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
COMMODITIES

VK Funds’ Current Fundamental Commodities Restriction	Acquiring Funds’ Current Fundamental Commodities Restriction
(The VK Fund may not . . .)	(The Acquiring Fund may not . . .)
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transaction involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Restriction: Notwithstanding the fundamental restriction, each Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities. Each of the Funds does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities.

Each of the Funds does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. Each Fund also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.

C-2

LOANS

VK Funds’ Current Fundamental Lending Restriction	Acquiring Funds’ Current Fundamental Lending Restriction
(The VK Fund may not . . .)	(The Acquiring Fund may not . . .)
Make loans of money or property to any person, except (a) to the extent that securities or interests in which the respective Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the respective Fund from the provisions of the 1940 Act, as amended from time to time.
Personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent each Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Non-Fundamental Restriction: In complying with the fundamental restriction, each Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.
INDUSTRY CONCENTRATION

VK Funds’ Current Fundamental Industry Concentration Restriction	Acquiring Funds’ Current Fundamental Industry Concentration
(The VK Fund may not . . .)	Restriction
Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Non-Fundamental Restriction: The Funds have an operating policy not to invest more than 25% of their respective assets in any Underlying Fund that concentrates its investments in any industry (i.e., an Underlying Fund that invests more than 25% of its assets, taken at market value at the time of each investment, in securities of issuers in any particular industry except securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions).
Each Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit each Fund’s investment in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, each Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Non-Fundamental Restriction: In complying with the fundamental restriction, each Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

C-3

OTHER INVESTMENT COMPANIES

Acquiring Funds’ Current Fundamental Open-End Funds
VK Funds’ Current Fundamental Open-End Funds Investment Policy	Investment Policy
No comparable policy	Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as each Fund.

Non-Fundamental Restriction: Notwithstanding the fundamental restriction, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

C-4

EXHIBIT D
Expense Tables and Expense Examples

Expense Tables and Expense Examples +

	Current								Pro Forma
									Van Kampen In Retirement Strategy Fund
									+
	Van Kampen In Retirement Strategy Fund				AIM Balanced-Risk Retirement Now Fund				AIM Balanced-Risk Retirement Now Fund
	Class A	Class C	Class R	Class I	Class A5	Class C5	Class R5	Class Y	Class A5	Class C5	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	None	None	5.50%	None	None	None	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None	None	None [2]	1.00%[3]	None	None	None [2]	1.00%[3]	None	None
Redemption Fees	None	None	None	None	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	$12/yr	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	None	0.25%	1.00%	0.50%	None	0.25%	1.00%	0.50%	None
Other Expenses	13.22%[4]	13.10%[4]	13.22%[4]	13.22%[4]	11.63%	11.63%	11.63%	11.63%	9.43%	9.43%	9.43%	9.43%
Acquired Fund Fees and Expenses	0.53%[6]	0.53%[6]	0.53%[6]	0.53%[6]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]
Total Fund Operating Expenses	14.10%[4]	14.73%[4]	14.35%[4]	13.85%[4]	12.44%	13.19%	12.69%	12.19%	10.24%	10.99%	10.49%	9.99%

Fee Waiver	(13.10%)	(12.98%)	(13.10%)	(13.10%)	(11.63%)[8]	(11.63%)[8]	(11.63%)[8]	(11.63%)[8]	(9.43%)[8]	(9.43%)[8]	(9.43%)[8]	(9.43%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.00%	1.75%	1.25%	0.75%	0.81%	1.56%	1.06%	0.56%	0.81%	1.56%	1.06%	0.56%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.22%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.07% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.47%, 1.22%, 0.72% and 0.22% for Class A5, C5, R5 and Y, respectively.
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years
Van Kampen In Retirement Strategy Fund

Class A	$671	$875	$1,096	$1,729
Class C (if you redeem your shares)	$278	$551	$949	$2,062
Class C (if you did not redeem your shares)	$176	$551	$949	$2,062
Class R	$153	$474	$818	$1,791
Class I	$77	$240	$417	$930

AIM Balanced-Risk Retirement Now Fund

Class A5	$628	$2,899	$4,844	$8,575
Class C5 (if you redeem your shares)	$259	$2,669	$4,784	$8,731
Class C5 (if you did not redeem your shares)	$159	$2,669	$4,784	$8,731
Class R5	$108	$2,547	$4,625	$8,574
Class Y	$57	$2,424	$4,462	$8,406

Combined Pro Forma
(Van Kampen In Retirement Strategy Fund + AIM Balanced-Risk Retirement Now Fund)
Class A5	$628	$1,733	$3,620	$7,540
Class C5 (if you redeem your shares)	$259	$1,464	$3,544	$7,748
Class C5 (if you did not redeem your shares)	$159	$1,464	$3,544	$7,748
Class R5	$108	$1,323	$3,349	$7,517
Class Y	$57	$1,180	$3,148	$7,272
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Combined Pro Forma
Van Kampen 2010
Retirement Strategy
Fund
+
					Van Kampen 2010		Van Kampen 2015
					Retirement Strategy		Retirement Strategy
					Fund		Fund
	Van Kampen 2010				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2010 Fund		Retirement 2010 Fund		Retirement 2010 Fund
	Class A	Class C	Class A5	Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None[2]	1.00%[3]	None[2]	1.00%[3]	None[2]	1.00%[3]
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None[5]	None[5]	None[5]	None[5]	None[5]	None[5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	14.39%[4]	14.39%[4]	5.21%	5.21%	4.66%	4.66%	4.22%	4.22%
Acquired Fund Fees and Expenses	0.72%[6]	0.72%[6]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]
Total Fund Operating Expenses	15.46%[4]	16.21%[4]	6.02%	6.77%	5.47%	6.22%	5.03%	5.78%

Fee Waiver	(14.36%)	(14.36%)	(5.21%)[8]	(5.21%)[8]	(4.66%)[8]	(4.66%)[8]	(4.22%)[8]	(4.22%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.10%	1.85%	0.81%	1.56%	0.81%	1.56%	0.81%	1.56%

	Current				Combined Pro Forma
Van Kampen 2010
Retirement Strategy
Fund
+
					Van Kampen 2010		Van Kampen 2015
					Retirement Strategy		Retirement Strategy
					Fund		Fund
	Van Kampen 2010				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2010 Fund		Retirement 2010 Fund		Retirement 2010 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None[5]	None[5]	None[5]	None[5]	None[5]	None[5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	14.39%[4]	14.39%[4]	5.21%	5.21%	4.66%	4.66%	4.22%	4.22%
Acquired Fund Fees and Expenses	0.72%[6]	0.72%[6]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]
Total Fund Operating Expenses	15.71%[4]	15.21%[4]	6.27%	5.77%	5.72%	5.22%	5.28%	4.78%

Fee Waiver	(14.36%)	(14.36%)	(5.21)	(5.21%)[8]	(4.66%)[8]	(4.66%)[8]	(4.22%)[8]	(4.22%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.35%	0.85%	1.06%	0.56%	1.06%	0.56%	1.06%	0.56%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.13%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.07% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.38%, 1.13%, 0.63% and 0.13% for Class A5, C5, R5 and Y, respectively.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2010 Retirement Strategy Fund

Class A	$681	$905	$1,146	$1,838
Class C (if you redeem your shares)	$288	$582	$1,001	$2,169
Class C (if you did not redeem your shares)	$188	$582	$1,001	$2,169
Class R	$137	$428	$739	$1,624
Class I	$87	$271	$471	$1,049

AIM Balanced-Risk Retirement 2010 Fund

Class A5	$628	$1,802	$2,951	$5,724
Class C5 (if you redeem your shares)	$259	$1,535	$2,862	$5,981
Class C5 (if you did not redeem your shares)	$159	$1,535	$2,862	$5,981
Class R5	$108	$1,395	$2,649	$5,649
Class Y	$57	$1,253	$2,431	$5,296
Combined Pro Forma
(Van Kampen 2010 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2010 Fund)
Class A5	$628	$1,270	$2,382	$5,116
Class C5 (if you redeem your shares)	$259	$984	$2,283	$5,394
Class C5 (if you did not redeem your shares)	$159	$984	$2,283	$5,394
Class R5	$108	$836	$2,054	$5,024
Class Y	$57	$686	$1,820	$4,632
Combined Pro Forma
(Van Kampen 2010 Retirement Strategy Fund + Van Kampen 2015 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2010 Fund)
Class A5	$628	$1,226	$2,257	$4,833
Class C5 (if you redeem your shares)	$259	$939	$2,157	$5,119
Class C5 (if you did not redeem your shares)	$159	$939	$2,157	$5,119
Class R5	$108	$790	$1,925	$4,733
Class Y	$57	$639	$1,686	$4,325
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current					Combined Pro Forma
Van Kampen 2010
Retirement Strategy Fund
						Van Kampen 2015		+
						Retirement Strategy		Van Kampen 2015
						Fund		Retirement Strategy Fund
	Van Kampen 2015					+		+
	Retirement Strategy		AIM Balanced-Risk			AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2010 Fund			Retirement 2010 Fund		Retirement 2010 Fund
	Class A	Class C	Class A5		Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%		None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None [2]		1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]
Redemption Fees	None	None	None		None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None		None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]		None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%		1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	8.85%[4]	8.85%[4]	5.21%		5.21%	4.67%	4.67%	4.22%	4.22%
Acquired Fund Fees and Expenses	0.73%[6]	0.73%[6]	0.56%[7]		0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]
Total Fund Operating Expenses	9.93%[4]	10.68%[4]	6.02%		6.77%	5.48%	6.23%	5.03%	5.78%

Fee Waiver	(8.78%)	(8.78%)	(5.21%	)[8]	(5.21%)[8]	(4.67%)[8,9]	(4.67%)[8,9]	(4.22%)[8,10]	(4.22%	)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.15%	1.90%	0.81%		1.56%	0.81%	1.56%	0.81%	1.56%

	Current				Pro Forma
Van Kampen 2010
Retirement Strategy
Fund
+
Van Kampen 2015
					Van Kampen 2015		Retirement Strategy
					Retirement Strategy Fund		Fund
	Van Kampen 2015				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2010 Fund		Retirement 2010 Fund		Retirement 2010 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	8.85%[4]	8.85%[4]	5.21%	5.21%	4.67%	4.67%	4.22%	4.22%
Acquired Fund Fees and Expenses	0.73%[6]	0.73%[6]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]	0.56%[7]
Total Fund Operating Expenses	10.18%[4]	9.68%[4]	6.27%	5.77%	5.73%	5.23%	5.28%	4.78%
Fee Waiver	(8.78%)	(8.78%)	(5.21%)[8]	(5.21%)[8]	(4.67%)[8,9]	(4.67%)[8,9]	(4.22%)[8,10]	(4.22%)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.40%	0.90%	1.06%	0.56%	1.06%	0.56%	1.06%	0.56%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.17%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.07% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

9.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.42%, 1.17%, 0.67% and 0.17% for Class A5, C5, R5 and Y, respectively.

10.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.38%, 1.13%, 0.63% and 0.13% for Class A5, C5, R5 and Y, respectively.
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2015 Retirement Strategy Fund

Class A	$685	$919	$1,172	$1,892
Class C (if you redeem your shares)	$293	$597	$1,026	$2,222
Class C (if you did not redeem your shares)	$193	$597	$1,026	$2,222
Class R	$143	$443	$766	$1,680
Class I	$92	$287	$498	$1,108

AIM Balanced-Risk Retirement 2010 Fund

Class A5	$628	$1,802	$2,951	$5,724
Class C5 (if you redeem your shares)	$259	$1,535	$2,862	$5,981
Class C5 (if you did not redeem your shares)	$159	$1,535	$2,862	$5,981
Class R5	$108	$1,395	$2,649	$5,649
Class Y	$57	$1,253	$2,431	$5,296
Combined Pro Forma
(Van Kampen 2015 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2010 Fund)
Class A5	$628	$1,271	$2,384	$5,122
Class C5 (if you redeem your shares)	$259	$985	$2,286	$5,400
Class C5 (if you did not redeem your shares)	$159	$985	$2,286	$5,400
Class R5	$108	$837	$2,057	$5,030
Class Y	$57	$687	$1,823	$4,639
Combined Pro Forma
(Van Kampen 2010 Retirement Strategy Fund + Van Kampen 2015 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2010 Fund)
Class A5	$628	$1,226	$2,257	$4,833
Class C5 (if you redeem your shares)	$259	$939	$2,157	$5,119
Class C5 (if you did not redeem your shares)	$159	$939	$2,157	$5,119
Class R5	$108	$790	$1,925	$4,733
Class Y	$57	$639	$1,686	$4,325
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Combined Pro Forma
Van Kampen 2020
Retirement Strategy
Fund
+
					Van Kampen 2020				Van Kampen 2025
					Retirement Strategy				Retirement Strategy
					Fund				Fund
	Van Kampen 2020				+				+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk				AIM Balanced-Risk
	Fund		Retirement 2020 Fund		Retirement 2020 Fund				Retirement 2020 Fund
	Class A	Class C	Class A5	Class C5	Class A5		Class C5		Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%		None		5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None [2]	1.00%[3]	None [2]		1.00%[3]		None [2]	1.00%[3]
Redemption Fees	None	None	None	None	None		None		None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None		None		None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]		None [5]		None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%		1.00%		0.25%	1.00%
Other Expenses	11.10%[4]	11.09%[4]	3.23%	3.23%	3.05%		3.05%		2.90%	2.90%
Acquired Fund Fees and Expenses	0.77%[6]	0.77%[6]	0.79%[7]	0.79%[7]	0.79%[7]		0.79%[7]		0.79%[7]	0.79%[7]
Total Fund Operating Expenses	12.22%[4]	12.96%[4]	4.27%	5.02%	4.09%		4.84%		3.94%	4.69%

Fee Waiver	(11.02%)	(11.01%)	(3.22%)[8]	(3.22%)[8]	(3.04	%)8,[9]	(3.04	%)8,[9]	(2.89%)[8,10]	(2.89%)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.20%	1.95%	1.05%	1.80%	1.05%		1.80%		1.05%	1.80%

	Current				Pro Forma
Van Kampen 2020
Retirement Strategy
Fund
+
Van Kampen 2025
					Van Kampen 2020		Retirement Strategy
					Retirement Strategy Fund		Fund
	Van Kampen 2020				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2020 Fund		Retirement 2020 Fund		Retirement 2020 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	11.10%[4]	11.10%[4]	3.23%	3.23%	3.05%	3.05%	2.90%	2.90%
Acquired Fund Fees and Expenses	0.77%[6]	0.77%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	12.47%[4]	11.97%[4]	4.52%	4.02%	4.34%	3.84%	4.19%	3.69%

Fee Waiver	(11.02%)	(11.02%)	(3.22%)[8]	(3.22%)[8]	(3.04%)[8,9]	(3.04%)[8,9]	(2.89%)[8,10]	(2.89%)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.45%	0.95%	1.30%	0.80%	1.30%	0.80%	1.30%	0.80%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.18%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

9.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.43%, 1.18%, 0.68% and 0.18% for Class A5, C5, R5 and Y, respectively.

10.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16%, 0.66% and 0.16% for Class A5, C5, R5 and Y, respectively
           Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2020 Retirement Strategy Fund

Class A	$690	$934	$1,197	$1,946
Class C (if you redeem your shares)	$298	$612	$1,052	$2,275
Class C (if you did not redeem your shares)	$198	$612	$1,052	$2,275
Class R	$148	$459	$792	$1,735
Class I	$97	$303	$525	$1,166

AIM Balanced-Risk Retirement 2020 Fund

Class A5	$651	$1,496	$2,354	$4,553
Class C5 (if you redeem your shares)	$283	$1,219	$2,254	$4,841
Class C5 (if you did not redeem your shares)	$183	$1,219	$2,254	$4,841
Class R5	$132	$1,074	$2,025	$4,443
Class Y	$82	$928	$1,790	$4,022
Combined Pro Forma
(Van Kampen 2020 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2020 Fund)
Class A5	$651	$1,176	$2,026	$4,222
Class C5 (if you redeem your shares)	$283	$887	$1,922	$4,522
Class C5 (if you did not redeem your shares)	$183	$887	$1,922	$4,522
Class R5	$132	$738	$1,684	$4,103
Class Y	$82	$586	$1,440	$3,661
Combined Pro Forma
(Van Kampen 2020 Retirement Strategy Fund + Van Kampen 2025 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2020 Fund)
Class A5	$651	$1,161	$1,983	$4,115
Class C5 (if you redeem your shares)	$283	$872	$1,877	$4,417
Class C5 (if you did not redeem your shares)	$183	$872	$1,877	$4,417
Class R5	$132	$722	$1,638	$3,993
Class Y	$82	$570	$1,393	$3,545
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Pro Forma
Van Kampen 2020
Retirement Strategy
Fund
+
					Van Kampen 2025		Van Kampen 2025
					Retirement Strategy		Retirement Strategy
					Fund		Fund
					+		+
	Van Kampen 2025		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy Fund		Retirement 2020 Fund		Retirement 2020 Fund		Retirement 2020 Fund
	Class A	Class C	Class A5	Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	12.25%[4]	12.24%[4]	3.23%	3.23%	3.05%	3.05%	2.90%	2.90%
Acquired Fund Fees and Expenses	0.81%[6]	0.81%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	13.41%[4]	14.15%[4]	4.27%	5.02%	4.09%	4.84%	3.94%	4.69%

Fee Waiver	(12.19%)	(12.18%)	(3.22%)[8]	(3.22%)[8]	(3.04%)[8]	(3.04%)[8]	(2.89%)[8]	(2.89%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.22%	1.97%	1.05%	1.80%	1.05%	1.80%	1.05%	1.80%

	Current				Pro Forma
Van Kampen 2020
Retirement Strategy
Fund
+
					Van Kampen 2025		Van Kampen 2025
					Retirement Strategy		Retirement Strategy
					Fund		Fund
					+		+
	Van Kampen 2025		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy Fund		Retirement 2020 Fund		Retirement 2020 Fund		Retirement 2020 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class CY	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	12.25%[4]	12.25%[4]	3.23%	3.23%	3.05%	3.05%	2.90%	2.90%
Acquired Fund Fees and Expenses	0.81%[6]	0.81%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	13.66%[4]	13.16%[4]	4.52%	4.02%	4.34%	3.84%	4.19%	3.69%

Fee Waiver	(12.19%)	(12.19%)	(3.22%)[8]	(3.22%)[8]	(3.04%)[8]	(3.04%)[8]	(2.89%)[8]	(2.89%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.47%	0.97%	1.30%	0.80%	1.30%	0.80%	1.30%	0.80%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.16%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.20% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16%, 0.66% and 0.16% for Class A5, C5, R5 and Y, respectively
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2025 Retirement Strategy Fund

Class A	$692	$940	$1,207	$1,967
Class C (if you redeem your shares)	$300	$618	$1,062	$2,296
Class C (if you did not redeem your shares)	$200	$618	$1,062	$2,296
Class R	$150	$465	$803	$1,757
Class I	$99	$309	$536	$1,190

AIM Balanced-Risk Retirement 2020 Fund

Class A5	$651	$1,496	$2,354	$4,553
Class C5 (if you redeem your shares)	$283	$1,219	$2,254	$4,841
Class C5 (if you did not redeem your shares)	$183	$1,219	$2,254	$4,841
Class R5	$132	$1,074	$2,025	$4,443
Class Y	$82	$928	$1,790	$4,022
Combined Pro Forma
(Van Kampen 2025 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2020 Fund)
Class A5	$651	$1,176	$2,026	$4,222
Class C5 (if you redeem your shares)	$283	$887	$1,922	$4,522
Class C5 (if you did not redeem your shares)	$183	$887	$1,922	$4,522
Class R5	$132	$738	$1,684	$4,103
Class Y	$82	$586	$1,440	$3,661
Combined Pro Forma
(Van Kampen 2020 Retirement Strategy Fund + Van Kampen 2025 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2020 Fund)
Class A5	$651	$1,161	$1,983	$4,115
Class C5 (if you redeem your shares)	$283	$872	$1,877	$4,417
Class C5 (if you did not redeem your shares)	$183	$872	$1,877	$4,417
Class R5	$132	$722	$1,638	$3,993
Class Y	$82	$570	$1,393	$3,545
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Pro Forma
Van Kampen 2030
Retirement Strategy
Fund
+
					Van Kampen 2030				Van Kampen 2035
					Retirement Strategy				Retirement Strategy
					Fund				Fund
	Van Kampen 2030				+				+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk				AIM Balanced-Risk
	Fund		Retirement 2030 Fund		Retirement 2030 Fund				Retirement 2030 Fund
	Class A	Class C	Class A5	Class C5	Class A5		Class C5		Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%		None		5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [2]	1.00%[3]	None[2]	1.00%[3]	None[2]		1.00%[3]		None[2]	1.00%[3]
Redemption Fees	None	None	None	None	None		None		None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None		None		None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None[5]	None[5]	None[5]		None[5]		None[5]	None[5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%		1.00%		0.25%	1.00%
Other Expenses	14.31%[4]	14.30%[4]	3.82%	3.82%	3.58%		3.58%		3.37%	3.37%
Acquired Fund Fees and Expenses	0.85%[6]	0.85%[6]	0.79%[7]	0.79%[7]	0.79%[7]		0.79%[7]		0.79%[7]	0.79%[7]
Total Fund Operating Expenses	15.51%[4]	16.25%[4]	4.86%	5.61%	4.62%		5.37%		4.41%	5.16%

Fee Waiver	(14.28%)	(14.27%)	(3.81%)[8]	(3.81%)[8]	(3.57	%)[8],9	(3.57	%)[8],9	(3.36%)[8,10]	(3.36%)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.23%	1.98%	1.05%	1.80%	1.05%		1.80%		1.05%	1.80%

	Current				Pro Forma
Van Kampen 2030
Retirement Strategy
Fund
+
					Van Kampen 2030		Van Kampen 2035
					Retirement Strategy		Retirement Strategy
					Fund		Fund
	Van Kampen 2030				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2030 Fund		Retirement 2030 Fund		Retirement 2030 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None[5]	None[5]	None[5]	None[5]	None[5]	None[5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	14.31%[4]	14.31%[4]	3.82%	3.82%	3.58%	3.58%	3.37%	3.37%
Acquired Fund Fees and Expenses	0.85%[6]	0.85%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	15.76%[4]	15.26%[4]	5.11%	4.61%	4.87%	4.37%	4.66%	4.16%

Fee Waiver	(14.28%)	(14.28%)	(3.81%)[8]	(3.81%)[8]	(3.57%)[8,9]	(3.57%)[8,9]	(3.36%)[8,10]	(3.36%)[8,10]
Annual Fund Operating Expenses after expense reimbursements	1.48%	0.98%	1.30%	0.80%	1.30%	0.80%	1.30%	0.80%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.13%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

9.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.38%, 1.13%, 0.63% and 0.13% for Class A5, C5, R5 and Y, respectively.

10.	In addition, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.29%, 1.04%, 0.54% and 0.04% for Class A5, C5, R5 and Y, respectively.
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2030 Retirement Strategy Fund

Class A	$693	$943	$1,212	$1,978
Class C (if you redeem your shares)	$301	$621	$1,068	$2,306
Class C (if you did not redeem your shares)	$201	$621	$1,068	$2,306
Class R	$151	$468	$808	$1,768
Class I	$100	$312	$542	$1,201

AIM Balanced-Risk Retirement 2030 Fund

Class A5	$651	$1,607	$2,566	$4,975
Class C5 (if you redeem your shares)	$283	$1,334	$2,471	$5,253
Class C5 (if you did not redeem your shares)	$183	$1,334	$2,471	$5,253
Class R5	$132	$1,191	$2,247	$4,878
Class Y	$82	$1,046	$2,018	$4,482
Combined Pro Forma
(Van Kampen 2030 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2030 Fund)
Class A5	$651	$1,229	$2,180	$4,588
Class C5 (if you redeem your shares)	$283	$942	$2,078	$4,880
Class C5 (if you did not redeem your shares)	$183	$942	$2,078	$4,880
Class R5	$132	$794	$1,844	$4,481
Class Y	$82	$643	$1,604	$4,060
Combined Pro Forma
(Van Kampen 2030 Retirement Strategy Fund + Van Kampen 2035 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2030 Fund)
Class A5	$651	$1,208	$2,119	$4,445
Class C5 (if you redeem your shares)	$283	$921	$2,016	$4,740
Class C5 (if you did not redeem your shares)	$183	$921	$2,016	$4,740
Class R5	$132	$772	$1,781	$4,334
Class Y	$82	$620	$1,539	$3,904
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Pro Forma
							Van Kampen 2030 Retirement Strategy Fund
							+
					Van Kampen 2035 Retirement Strategy Fund		Van Kampen 2035 Retirement Strategy Fund
					+		+
	Van Kampen 2035 Retirement Strategy Fund		AIM Balanced-Risk Retirement 2030 Fund		AIM Balanced-Risk Retirement 2030 Fund		AIM Balanced-Risk Retirement 2030 Fund
	Class A	Class C	Class A5	Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	23.81%[4]	23.67%[4]	3.82%	3.82%	3.58%	3.58%	3.37%	3.37%
Acquired Fund Fees and Expenses	0.94%[6]	0.94%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	25.10%[4]	25.71%[4]	4.86%	5.61%	4.62%	5.37%	4.41%	5.16%

Fee Waiver	(23.87%)	(23.73%)	(3.81%)[8]	(3.81%)[8]	(3.57%)[8]	(3.57%)[8]	(3.36%)[8]	(3.36%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.23%	1.98%	1.05%	1.80%	1.05%	1.80%	1.05%	1.80%

	Current				Pro Forma
Van Kampen 2030 Retirement Strategy Fund
+
					Van Kampen 2035 Retirement Strategy Fund		Van Kampen 2035 Retirement Strategy Fund
					+		+
	Van Kampen 2035 Retirement Strategy Fund		AIM Balanced-Risk Retirement 2030 Fund		AIM Balanced-Risk Retirement 2030 Fund		AIM Balanced-Risk Retirement 2030 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	23.81%[4]	23.81%[4]	3.82%	3.82%	3.58%	3.58%	3.37%	3.37%
Acquired Fund Fees and Expenses	0.94%[6]	0.94%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	25.35%[4]	24.85%[4]	5.11%	4.61%	4.87%	4.37%	4.66%	4.16%

Fee Waiver	(23.87%)	(23.87%)	(3.81%)[8]	(3.81%)[8]	(3.57%)[8]	(3.57%)[8]	(3.36%)[8]	(3.36%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.48%	0.98%	1.30%	0.80%	1.30%	0.80%	1.30%	0.80%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter. 4. The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.04%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.29%, 1.04%, 0.54% and 0.04% for Class A5, C5, R5 and Y, respectively
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years
Van Kampen 2035 Retirement Strategy Fund

Class A	$693	$943	$1,212	$1,978
Class C (if you redeem your shares)	$301	$621	$1,068	$2,306
Class C (if you did not redeem you shares)	$201	$621	$1,068	$2,306
Class R	$151	$468	$808	$1,768
Class I	$100	$312	$542	$1,201

AIM Balanced-Risk Retirement 2030 Fund — Current

Class A5	$651	$1,607	$2,566	$4,975
Class C5 (if you redeem your shares)	$283	$1,334	$2,471	$5,253
Class C5 (if you did not redeem you shares)	$183	$1,334	$2,471	$5,253
Class R5	$132	$1,191	$2,247	$4,878
Class Y	$82	$1,046	$2,018	$4,482
Combined Pro Forma
(Van Kampen 2035 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2030 Fund)
Class A5	$651	$1,229	$2,180	$4,588
Class C5 (if you redeem your shares)	$283	$942	$2,078	$4,880
Class C5 (if you did not redeem you shares)	$183	$942	$2,078	$4,880
Class R5	$132	$794	$1,844	$4,481
Class Y	$82	$643	$1,604	$4,060
Combined Pro Forma
(Van Kampen 2030 Retirement Strategy Fund + Van Kampen 2035 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2030 Fund)
Class A5	$651	$1,208	$2,119	$4,445
Class C5 (if you redeem your shares)	$283	$921	$2,016	$4,740
Class C5 (if you did not redeem you shares)	$183	$921	$2,016	$4,740
Class R5	$132	$772	$1,781	$4,334
Class Y	$82	$620	$1,539	$3,904
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Pro Forma
Van Kampen 2040
Retirement Strategy
Fund
+
					Van Kampen 2040		Van Kampen 2045
					Retirement Strategy		Retirement Strategy
					Fund		Fund
	Van Kampen 2040				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2040 Fund		Retirement 2040 Fund		Retirement 2040 Fund
	Class A	Class C	Class A5	Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	33.44%[4]	33.44%[4]	8.38%	8.38%	7.24%	7.24%	6.39%	6.39%
Acquired Fund Fees and Expenses	0.95%[6]	0.95%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	34.74%[4]	35.49%[4]	9.42%	10.17%	8.28%	9.03%	7.43%	8.18%

Fee Waiver	(33.51%)	(33.51%)	(8.36%)[8]	(8.36%)[8]	(7.22%)[8]	(7.22%)[8]	(6.37%)[8]	(6.37%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.23%	1.98%	1.06%	1.81%	1.06%	1.81%	1.06%	1.81%

	Current				Pro Forma
Van Kampen 2040
Retirement Strategy
Fund
+
					Van Kampen 2040		Van Kampen 2045
					Retirement Strategy		Retirement Strategy
					Fund		Fund
	Van Kampen 2040				+		+
	Retirement Strategy		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Fund		Retirement 2040 Fund		Retirement 2040 Fund		Retirement 2040 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	33.44%[4]	33.44%[4]	8.38%	8.38%	7.24%	7.24%	6.39%	6.39%
Acquired Fund Fees and Expenses	0.95%[6]	0.95%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	34.99%[4]	34.49%[4]	9.67%	9.17%	8.53%	8.03%	7.68%	7.18%

Fee Waiver	(33.51%)	(33.51%)	(8.36%)[8]	(8.36%)[8]	(7.22%)[8]	(7.22%)[8]	(6.37%)[8]	(6.37%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.48%	0.98%	1.31%	0.81%	1.31%	0.81%	1.31%	0.81%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.03%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.28%, 1.03%, 0.53% and 0.03% for Class A5, C5, R5 and Y, respectively
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2040 Retirement Strategy Fund

Class A	$693	$943	$1,212	$1,978
Class C (if you redeem your shares)	$301	$621	$1,068	$2,306
Class C (if you did not redeem your shares)	$201	$621	$1,068	$2,306
Class R	$151	$468	$808	$1,768
Class I	$100	$312	$542	$1,201

AIM Balanced-Risk Retirement 2040 Fund — Current

Class A5	$652	$2,422	$4,038	$7,495
Class C5 (if you redeem your shares)	$284	$2,176	$3,967	$7,695
Class C5 (if you did not redeem your shares)	$184	$2,176	$3,967	$7,695
Class R5	$133	$2,046	$3,785	$7,468
Class Y	$83	$1,915	$3,597	$7,226
Combined Pro Forma
(Van Kampen 2040 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2040 Fund)
Class A5	$652	$1,590	$3,172	$6,695
Class C5 (if you redeem your shares)	$284	$1,316	$3,088	$6,929
Class C5 (if you did not redeem your shares)	$184	$1,316	$3,088	$6,929
Class R5	$133	$1,173	$2,880	$6,649
Class Y	$83	$1,027	$2,667	$6,351
Combined Pro Forma
(Van Kampen 2040 Retirement Strategy Fund + Van Kampen 2045 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2040 Fund)
Class A5	$652	$1,508	$2,952	$6,267
Class C5 (if you redeem your shares)	$284	$1,231	$2,864	$6,514
Class C5 (if you did not redeem your shares)	$184	$1,231	$2,864	$6,514
Class R5	$133	$1,086	$2,651	$6,209
Class Y	$83	$940	$2,432	$5,886
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current				Pro Forma
Van Kampen 2040
Retirement Strategy
Fund
+
					Van Kampen 2045		Van Kampen 2045
					Retirement Strategy		Retirement Strategy
					Fund		Fund
					+		+
	Van Kampen 2045		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy Fund		Retirement 2040 Fund		Retirement 2040 Fund		Retirement 2040 Fund
	Class A	Class C	Class A5	Class C5	Class A5	Class C5	Class A5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]	None [2]	1.00%[3]
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	41.83%[4]	41.83%[4]	8.38%	8.38%	7.26%	7.26%	6.39%	6.39%
Acquired Fund Fees and Expenses	0.95%[6]	0.95%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	43.13%[4]	43.88%[4]	9.42%	10.17%	8.30%	9.05%	7.43%	8.18%

Fee Waiver	(41.90%)	(41.90%)	(8.36%)[8]	(8.36%)[8]	(7.24%)[8]	(7.24%)[8]	(6.37%)[8]	(6.37%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.23%	1.98%	1.06%	1.81%	1.06%	1.81%	1.06%	1.81%

	Current				Pro Forma
Van Kampen 2040
Retirement Strategy
Fund
+
					Van Kampen 2045		Van Kampen 2045
					Retirement Strategy		Retirement Strategy
					Fund		Fund
					+		+
	Van Kampen 2045		AIM Balanced-Risk		AIM Balanced-Risk		AIM Balanced-Risk
	Retirement Strategy Fund		Retirement 2040 Fund		Retirement 2040 Fund		Retirement 2040 Fund
	Class R	Class I	Class R5	Class Y	Class R5	Class Y	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	None	$12/yr	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.50%	None	0.50%	None	0.50%	None	0.50%	None
Other Expenses	41.83%[4]	41.83%[4]	8.38%	8.38%	7.26%	7.26%	6.39%	6.39%
Acquired Fund Fees and Expenses	0.95%[6]	0.95%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	43.38%[4]	42.88%[4]	9.67%	9.17%	8.55%	8.05%	7.68%	7.18%

Fee Waiver	(41.90%)	(41.90%)	(8.36%)[8]	(8.36%)[8]	(7.24%)[8]	(7.24%)[8]	(6.37%)[8]	(6.37%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.48%	0.98%	1.31%	0.81%	1.31%	0.81%	1.31%	0.81%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.03%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.28%, 1.03%, 0.53% and 0.03% for Class A5, C5, R5 and Y, respectively
           Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2045 Retirement Strategy Fund

Class A	$693	$943	$1,212	$1,978
Class C (if you redeem your shares)	$301	$621	$1,068	$2,306
Class C (if you did not redeem your shares)	$201	$621	$1,068	$2,306
Class R	$151	$468	$808	$1,768
Class I	$100	$312	$542	$1,201

AIM Balanced-Risk Retirement 2040 Fund — Current

Class A5	$652	$2,422	$4,038	$7,495
Class C5 (if you redeem your shares)	$284	$2,176	$3,967	$7,695
Class C5 (if you did not redeem your shares)	$184	$2,176	$3,967	$7,695
Class R5	$133	$2,046	$3,785	$7,468
Class Y	$83	$1,915	$3,597	$7,226
Combined Pro Forma
(Van Kampen 2045 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2040 Fund)
Class A5	$652	$1,592	$3,177	$6,704
Class C5 (if you redeem your shares)	$284	$1,318	$3,093	$6,939
Class C5 (if you did not redeem your shares)	$184	$1,318	$3,093	$6,939
Class R5	$133	$1,175	$2,886	$6,659
Class Y	$83	$1,029	$2,673	$6,361
Combined Pro Forma
(Van Kampen 2040 Retirement Strategy Fund + Van Kampen 2045 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2040 Fund)
Class A5	$652	$1,508	$2,952	$6,267
Class C5 (if you redeem your shares)	$284	$1,231	$2,864	$6,514
Class C5 (if you did not redeem your shares)	$184	$1,231	$2,864	$6,514
Class R5	$133	$1,086	$2,651	$6,209
Class Y	$83	$940	$2,432	$5,886
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

Expense Tables and Expense Examples +

	Current								Pro Forma
									Van Kampen 2050 Retirement Strategy
									Fund
									+
	Van Kampen 2050 Retirement Strategy Fund				AIM Balanced-Risk Retirement 2050 Fund				AIM Balanced-Risk Retirement 2050 Fund
	Class A	Class C	Class R	Class I	Class A5	Class C5	Class R5	Class Y	Class A5	Class C5	Class R5	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%[1]	None	None	None	5.50%	None	None	None	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%[3]	None	None	None [2]	1.00%[3]	None	None	None [2]	1.00%[3]	None	None
Redemption Fees	None	None	None	None	None	None	None	None	None	None	None	None
Account Maintenance (Low Balance) Fee (for accounts under $750)	$12/yr	$12/yr	None	$12/yr	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.10%[4]	0.10%[4]	0.10%[4]	0.10%[4]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]	None [5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	None	0.25%	1.00%	0.50%	None	0.25%	1.00%	0.50%	None
Other Expenses	42.79%[4]	42.78%[4]	42.78%[4]	42.78%[4]	10.85%	10.85%	10.85%	10.85%	8.94%	8.94%	8.94%	8.94%
Acquired Fund Fees and Expenses	0.97%[6]	0.97%[6]	0.97%[6]	0.97%[6]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]	0.79%[7]
Total Fund Operating Expenses	44.11%[4]	44.85%[4]	44.35%[4]	43.85%[4]	11.89%	12.64%	12.14%	11.64%	9.98%	10.73%	10.23%	9.73%

Fee Waiver	(42.88%)	(42.87%)	(42.87%)	(42.87%)	(10.82%)[8]	(10.82%)[8]	(10.82%)[8]	(10.82%)[8]	(8.91%)[8]	(8.91%)[8]	(8.91%)[8]	(8.91%)[8]
Annual Fund Operating Expenses after expense reimbursements	1.23%	1.98%	1.48%	0.98%	1.07%	1.82%	1.32%	0.82%	1.07%	1.82%	1.32%	0.82%

+	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (August 31, 2009 for the VK Funds and December 31, 2008 for the Acquiring Funds). Because Class A5, C5 and R5 are new classes, the ratios shown for the Acquiring Funds are based on the expenses for Class A Shares, Class C Shares and Class R Shares. Total Annual Fund Operating Expenses for Class Y Shares are based on estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2008.

1.	Reduced for purchases of $50,000 and over.

2.	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

3.	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter.

4.	The VK Funds’ investment adviser intends to waive or reimburse all or a portion of each VK Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each VK Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each VK Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed 0.01%. The fee waivers or expense reimbursements are expected to continue until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

5.	The Acquiring Fund does not pay a management fee directly, however, the advisor receives a fee indirectly as a result of the funds’ investments in underlying funds also advised by Invesco Advisers.

6.	The VK Funds will not pay sales charges or annual distribution and service fee in connection with their investment in shares of the Underlying Funds. As the VK Funds invest in shares of the Underlying Funds, shareholders in the VK Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the VK Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

7.	Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are fees and expenses, including management fees, of the investment companies in which the fund invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund. In addition, the investment companies the Fund invests in also bears a portion of the fund fees and expenses of the investment companies they invests in which are estimated to be 0.12% for the Acquiring Fund.

8.	The Acquiring Fund’s adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization, the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.26%, 1.01%, 0.51% and 0.01% for Class A5, C5, R5 and Y, respectively
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the VK Funds and Acquiring Funds with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund	Year	Years	Years	Years

Van Kampen 2050 Retirement Strategy Fund

Class A	$693	$943	$1,212	$1,978
Class C (if you redeem your shares)	$301	$621	$1,068	$2,306
Class C ( if you did not redeem your shares)	$201	$621	$1,068	$2,306
Class R	$151	$468	$808	$1,768
Class I	$100	$312	$542	$1,201

AIM Balanced-Risk Retirement 2050 Fund

Class A5	$653	$2,830	$4,718	$8,410
Class C5 (if you redeem your shares)	$285	$2,598	$4,656	$8,574
Class C5 ( if you did not redeem your shares)	$185	$2,598	$4,656	$8,574
Class R5	$134	$2,475	$4,494	$8,406
Class Y	$84	$2,351	$4,327	$8,226
Combined Pro Forma
(Van Kampen 2050 Retirement Strategy Fund + AIM Balanced-Risk Retirement 2050 Fund)
Class A5	$653	$1,754	$3,594	$7,451
Class C5 (if you redeem your shares)	$285	$1,485	$3,517	$7,662
Class C5 ( if you did not redeem your shares)	$185	$1,485	$3,517	$7,662
Class R5	$134	$1,345	$3,321	$7,427
Class Y	$84	$1,202	$3,120	$7,176
          The Example is not a representation of past or future expenses. VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent VK Fund’s or Acquiring Fund’s projected or actual performance.

EXHIBIT E
Performance Information
          The tables below compare the annual total returns the VK Funds and their corresponding Acquiring Funds. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The information provided for the Acquiring Funds is for Class A, C, and R Shares instead of Class A5, C5 and R5 Shares (the shares issued pursuant to the Reorganization). Although the Class A5, C5 and R5 Shares are invested in the same portfolio of securities, Class A5, Class C5 and Class R5 have different expenses and therefore will have different returns. More information regarding the types of distribution plans can be found on the Acquiring Funds prospectus that accompanies this Proxy Statement/Prospectus. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each the prospectus and SAI for the VK Funds and the Acquiring Funds.
AIM Balanced-Risk Retirement Now Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes
Van Kampen In Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2010

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes

Van Kampen 2010 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2010 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes
Van Kampen 2015 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2020 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes

Van Kampen 2020 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2020 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes
Van Kampen 2025 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2030 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes

Van Kampen 2030 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2030 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes
Van Kampen 2035 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2040 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes

Van Kampen 2040 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2040 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes
Van Kampen 2045 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes
AIM Balanced-Risk Retirement 2050 Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(1/31/07)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class Y
Return Before Taxes

Van Kampen 2050 Retirement Strategy Fund

Average Annual Total Returns		Since Inception
(For periods ended December 31, 2009)	1 Year	(10/23/08)
Class A
Return Before Taxes
Return After Taxes on Distributions
Return After taxes on Distribution and Sale of Fund Shares
Class C
Return Before Taxes
Class R
Return Before Taxes
Class I
Return Before Taxes

EXHIBIT F
Form of Agreement and Plan of Reorganization
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this _____ day of                     , 2010 by and among (i) Van Kampen Retirement Strategy Trust (the “Target Entity”) on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Van Kampen Asset Management (“VKAM”); (iii) AIM Growth Series (the “Acquiring Entity”), on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iv) Invesco Advisers, Inc (“IAI”).
          WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the “Transaction Agreement”) to sell its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the “MS/Invesco Transaction”);
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Target Fund will liquidate all, or substantially all, of its assets in exchange for cash immediately prior to the Closing (as defined in Section 3.1); (ii) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange solely for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (iii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”)
          WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, each Target Fund and its corresponding Acquiring Fund intend to treat its respective Reorganization as a taxable transaction that does not qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
     (a) On or before the Closing, the Target Fund shall reduce all, or substantially all, of its assets to cash denominated in U.S. currency. The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash (including that derived from the liquidation of its assets in exchange for cash pursuant to Section 1.2(a)), securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (as defined in Section 2.1(a)), except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. All issued and outstanding shares of the Target Fund, including any outstanding share certificates, will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of each class computed on the Valuation Date, using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on                     , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing

Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
     (b) The Target Entity shall direct the Custodian for each Target Fund (the “Target Custodian”) to deliver, at the Closing, a certificate of an authorized officer stating that the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

     (d) The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. The Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933 (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority, or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing

Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve-month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;
     (f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;
     (g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
     (h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

     (i) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;
     (l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);
     (n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;

     (o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund, and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;
     (q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Target Fund;
     (r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (s) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. The Acquiring Entity, on behalf of itself or, where applicable, an Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”) and by-laws to own all of its properties and assets and to carry on its business as it is now being conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing Date under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times between the commencement of operations of the Acquiring Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information and the value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation procedures of the Acquiring Fund and there have been no material miscalculations of the net asset value of the Acquiring Fund or the net asset value per share of the Acquiring Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Acquiring Fund or its properties or assets;
     (f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, the Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
     (g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the

Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (h) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (i) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Target Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Acquiring Fund, the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund or the discharge of the Acquiring Fund’s ordinary course liabilities shall not constitute a material adverse change;
     (j) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
     (k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.
     (l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares;
     (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable of the Acquiring Fund;
     (p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates;
     (r) As of the effective date of the N-14 Registration Statement (as defined in Section 5.1(b)), the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration

Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund, except with respect to the transactions contemplated by Section 1.2(a) and any dividends or distribution that may be advisable as a result of such transactions, each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).
     (c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of trustees, if considered by such trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.
     (d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (f) The Target Entity will at or prior to the Closing provide the Acquiring Fund with a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief. The information to be provided under this sub-section shall be provided at or prior to the Closing.
     (g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
     (j) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
     (k) It is the intention of the parties to treat each Reorganization as a taxable transaction that does not qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(A) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment.
     (l) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.
     (m) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust and by-

laws, together with the board meeting minutes and consent of trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.
     (n) The contingent deferred sales charge (“CDSC”) applicable to Class B5 and Class C5 shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B5 and Class C5 shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;
     (d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
     (e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

          (i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to conduct its business, including that of the Acquiring Fund, as a registered investment company as described in its organizational documents or in the most recently filed registration statement of the Acquiring Fund;
          (ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
          (iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and VKAM is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;
          (iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and
          (v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Entity shall reasonably request;
     (d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable.
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;
     (f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
     (g) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed;

     (h) The Acquiring Entity shall have received on the Closing Date the opinion of Skadden, Arps, Slate, Meagher & Flom LLP , counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), dated as of the Closing Date, covering the following points:
          (i) The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as a registered investment company as described in its organizational documents or in the most recently filed registration statement of the Target Fund;
          (ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
          (iii) The Agreement has been duly authorized by the Target Entity on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the

Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. The Agreement and transactions contemplated herein shall have been approved by the Board of Trustees of the Target Entity and the Board of Trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s Board of Trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
     8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;
     8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
     8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.
9.	BROKERAGE FEES AND EXPENSES
     9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
     9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.
10.	COOPERATION AND EXCHANGE OF INFORMATION
     10.1. With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.
11.	INDEMNIFICATION
     11.1. With respect to a Reorganization, the Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

     11.2. With respect to a Reorganization, VKAM agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees to the extent that a Target Fund being merged into such Acquiring Entity is currently advised by VKAM from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
     12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
13.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
14.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

15.	NOTICES
     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
For the Target Entity:
[Name]
[Address]
Fax: __________________
With a copy to:
[Name]
[Address]
Fax: __________________
For Van Kampen Asset Management:
[Name]
[Address]
Fax: __________________
with a copy to:
[Name]
[Address]
Fax: __________________
For the Acquiring Entity
11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel
with a copy to:
E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120

For Invesco Advisers, Inc.:
[Name]
[Address]
Fax: __________________
with a copy to:
[Name]
[Address]
Fax: __________________
1.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     1.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     1.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     1.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     1.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     1.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 12.1 and 12.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Growth Series, on behalf of its series identified on Exhibit A hereto		Van Kampen Retirement Strategy Trust, on behalf of its series identified on Exhibit A hereto

By:		By:

	Name:		Name:
	Title:		Title:

INVESCO Advisers, Inc.		Van Kampen Asset Management

By:		By:

	Name:		Name:
	Title:		Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and share
and Acquiring Entity	classes) and Target Entity
AIM Balanced Risk Retirement Now Fund, a series of AIM Growth Series	Van Kampen In Retirement Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2010 Fund, a series of AIM Growth Series	Van Kampen Retirement 2010 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2010 Fund a series of AIM Growth Series	Van Kampen Retirement 2015 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2020 Fund, a series of AIM Growth Series	Van Kampen Retirement 2020 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2020 Fund, a series of AIM Growth Series	Van Kampen Retirement 2025 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

Acquiring Fund (and share classes)	Corresponding Target Fund (and share
and Acquiring Entity	classes) and Target Entity
AIM Balanced Risk Retirement 2030 Fund, a series of AIM Growth Series	Van Kampen Retirement 2030 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2030 Fund, a series of AIM Growth Series	Van Kampen Retirement 2035 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2040 Fund, a series of AIM Growth Series	Van Kampen Retirement 2040 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2040 Fund, a series of AIM Growth Series	Van Kampen Retirement 2045 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

AIM Balanced Risk Retirement 2050 Fund, a series of AIM Growth Series	Van Kampen Retirement 2050 Strategy Fund, a series of Van Kampen Retirement Strategy Trust
Class A5	Class A
Class C5	Class C
Class R5	Class R
Class Y	Class I

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     With respect to each Reorganization of a Target Fund of the Van Kampen Retirement Strategy Trust:
     (i) The Target Fund will recognize gain or loss on the sale immediately before Closing of all, or substantially all, of the Target Fund’s assets for cash (denominated in U.S. currency) pursuant to Section 1001(a) of the Code;
     (ii) Except with respect to an insubstantial amount, if any, of the Target Fund’s assets not converted to cash, the Target Fund will recognize no gain or loss on the transfer of its assets consisting solely of cash (denominated in U.S. currency) to, and the assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 1001(a) of the Code; Target Fund will have an adjusted tax basis in the Acquiring Fund Shares purchased equal to their cost pursuant to Section 1012(a) of the Code;
     (iii) The Target Fund will recognize no, or a relatively small amount of, gain or loss upon the distribution of the Acquiring Fund shares received by the Target Fund to the Target Fund shareholders in complete liquidation of the Target Fund pursuant to Section 336(a) of the Code;
     (iv) Target Fund shareholders more likely than not will recognize gain or loss for U.S. federal income tax purposes on the exchange of their Target Fund shares solely for Acquiring Fund shares in connection with the Reorganization in an amount equal to the difference between the fair market value of the Acquiring Fund shares received by a Target Fund shareholder and the Target Fund shareholder’s tax basis in his or her Target Fund shares pursuant to Section 331(a) of the Code;
     (v) The aggregate tax basis of the Acquiring Fund shares received by the Target Fund shareholders will be equal to the fair market value of such Acquiring Fund shares on the date of distribution pursuant to Section 334(a) of the Code;
     (vi) The holding period of the Acquiring Fund shares received by the Target Fund shareholders will begin on the day following the date of receipt of the Acquiring Fund shares (cf., Rev. Rul. 54-607, 1954-2 C.B. 177); and
     (vii) The Acquiring Fund will recognize no gain or loss upon its receipt of the assets of the Target Fund in exchange solely for the assumption of liabilities of the target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

EXHIBIT G
Principal Risk Factors
          The following chart lists the principal risk factors as described in the Acquiring Funds’ prospectus. If the VK Funds have a similar risk factor, it is so indicated in the column next to the factor description. Certain factors listed in the VK Funds prospectus which have no Acquiring Fund counterpart are also listed along with an indication as to whether the Acquiring Fund would be subject to such risk. For more information about Principal Risk Factors, see the Acquiring Funds prospectus that accompanies this Proxy Statement/Prospectus and the VK Funds prospectus.

Principal Risk	Funds Subject to Risk

The following principal risks are risks as described in the Acquiring Funds prospectus:

     Fund of Funds Risk — A fund of funds’ investment performance depends on the investment performance of the underlying funds in which it invests. An investment in a fund of funds is subject to the risks associated with investments in the underlying funds in which the fund invests. A fund of funds will indirectly pay a proportional share of the asset-based fees of the underlying funds in which it invests.
     There is a risk that the advisor’s evaluations and assumptions regarding a fund’s broad asset classes or the underlying funds in which a fund invests may be incorrect based on actual market conditions. In addition, at times the segment of the market represented by an underlying fund may be out of favor and under perform other segments (e.g. growth stocks). There is a risk that a fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, a fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.
      The advisor has the ability to select and substitute the underlying funds in which the funds invest, and may be subject to potential conflicts of interest in selecting underlying funds because the advisor and an affiliate of the advisor, may receive higher fees from certain underlying funds than others. However, as a fiduciary to each fund, the advisor is required to act in the funds’ best interest when selecting underlying funds.
All Acquiring Funds All VK Funds

     Market Risk — The prices of and the income generated by securities held by a fund may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
All Acquiring Funds All VK Funds

     Money Market Fund Risk — A fund’s investment in money market funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the funds. Each money market fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
All Acquiring Funds

     Interest Rate Risk — Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the
All Acquiring Funds All VK Funds

Principal Risk	Funds Subject to Risk

greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

     Credit Risk — Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond’s credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
All Acquiring Funds All VK Funds

     U.S. Government Obligations Risk — A fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
All Acquiring Funds All VK Funds

     Municipal Securities Risk — The value of, payment of interest and repayment of principal with respect to, and the ability of a fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which a fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
All Acquiring Funds

     Repurchase Agreement Risk — A fund may enter into repurchase agreements. If the seller of a repurchase agreement in which a fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
All Acquiring Funds All VK Funds

Principal Risk	Funds Subject to Risk

     Industry Focus/Sector Risk — To the extent that an Acquiring Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Acquiring Fund’s performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
All Acquiring Funds All VK Funds

     Most of the VK Funds’ Underlying Funds do not concentrate on specific industry sectors of the market; however, certain of those VK Funds’ Underlying Funds may from time to time emphasize certain industry sectors of the market. Alternatively, certain other VK Funds’ Underlying Funds specifically do concentrate their investments in specific sectors of the market. To the extent a VK Funds’ Underlying Fund invests a significant portion of its assets in securities of companies in the same sector of the market, such VK Funds’ Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

     Foreign Securities Risk — The dollar value of a fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of a fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
All Acquiring Funds All VK Funds

     Developing Markets Securities Risk — The factors described above for “Foreign Securities Risk” may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries (i.e., those that are in the initial stages of their industrial cycle) have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
All Acquiring Funds All VK Funds

     Commodity Risk — A fund or the Subsidiary (as defined below) may invest in commodity-linked derivative instruments, exchange traded notes (“ETNs”) and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNS and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject the fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leverage ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or
All Acquiring Funds All VK Funds

Principal Risk	Funds Subject to Risk

strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

     Subsidiary Risk — The Acquiring Funds are subject to the risks of investing in Invesco AIM Cayman Commodity Fund I Ltd. (the “Subsidiary”) through their investment in the AIM Balanced-Risk Allocation Fund. By investing in the Subsidiary, the AIM Balanced-Risk Allocation Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Acquiring Funds and are subject to the same risks that apply to similar investments if held directly by the Funds. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Acquiring Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the AIM Balanced-Risk Allocation Fund, as the sole investor in Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the AIM Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in the Acquiring Funds’ prospectus and the SAI and could adversely affect the Funds.
All Acquiring Funds

     Derivatives Risk — Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. In addition, the use of certain derivatives may cause the fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates.)
All Acquiring Funds All VK Funds

     Leverage Risk — Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. A fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, the fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause a fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the fund’s portfolio securities. There can be no assurance that a fund’s leverage strategy will be successful.
All Acquiring Funds

Principal Risk	Funds Subject to Risk

     Counterparty Risk — Individually negotiated, or over-the-counter, derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction of the fund.
All Acquiring Funds All VK Funds

     Currency/Exchange Rate Risk — A fund may buy or sell currencies other than the U.S. Dollar and use derivatives involving foreign currencies in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
All Acquiring Funds All VK Funds

     Limited Number of Holdings Risk — Because a large percentage of a fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investments in the fund.
All Acquiring Funds

Management Risk — There is no guarantee that the investment techniques and risk analyses used by a fund’s portfolio managers will produce the desired results.	All Acquiring Funds All VK Funds

     Non-diversification Risk — Because it is non-diversified, a fund, other than the money market funds, may invest in securities of fewer issuers than if it were diversified. Thus, the value of a fund’s shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.
All Acquiring Funds All VK Funds

     Each VK Fund is also a non-diversified fund because it invests primarily in the Underlying Funds. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified fund’s shares. However, because each VK Fund implements its asset allocation strategy by investing in different types of Underlying Funds and because most of the Underlying Funds are themselves diversified, it is expected that the VK Funds are subject to less non-diversification risk than other types of non-diversified funds not pursuing this kind of strategy. However, the VK Funds may invest a significant portion of their respective assets in one or more Underlying Funds and certain Underlying Funds may be non-diversified themselves. Thus, the VK Funds may present more risk than a diversified fund.

The following are additional principal risks as described in the VK Funds’ prospectus:

     Fund Selection Risk — It is expected that investors will select a Fund whose stated target retirement date is closest to their retirement date. Choosing a Fund with an earlier target retirement date represents a more conservative choice; choosing a Fund with a later target retirement date represents a more aggressive choice. The target retirement date of a Fund should not necessarily represent the year an investor intends to start withdrawing retirement assets; it should be a guide only. More conservative investors should choose a Fund with a target retirement date earlier than their planned retirement year. To the extent that a Fund’s assets decrease over time, that Fund’s expense ratio is likely to increase.
All VK Funds All Acquiring Funds

     Unaffiliated Underlying Funds risks — Although the Funds’ investment adviser monitors and seeks to coordinate the overall asset allocation of the Funds, each Underlying Fund’s investment adviser makes investment decisions independently. The investment styles employed by Underlying Funds’ investment advisers may not be complementary. The interplay of the various strategies employed by the Underlying
All VK Funds

Principal Risk	Funds Subject to Risk

Funds’ investment advisers may result in a Fund’s exposure to a given stock, industry or investment style unintentionally being smaller or larger than intended. Certain of the Unaffiliated Underlying Funds in which the Funds may invest utilize a multi-manager approach, which may increase these risks. Furthermore, the multi-manager approach could increase an Unaffiliated Underlying Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

     Exchange traded funds (ETFs) risk — An investment by a Fund in an Underlying Fund that is an ETF generally presents the same primary risks as investment in an Underlying Fund that is a mutual fund. In addition ETFs may also be subject to the following risks: (i) the market price of an ETF may trade above or below net asset value, (ii) an active trading market for an ETF’s shares may not be maintained; (iii) trading in an ETF’s shares may be halted if the listing exchange deems such action appropriate; (iv) ETFs are not actively managed and may not fulfill their objective of tracking the performance of the index they seek to track; (v) an ETF would not necessarily sell a security because of a decline in the financial condition of the issuer unless such security was removed from the index such ETF seeks to track, (vi) the value of an investment in an ETF may decline more or less in correlation with any decline in the value of the index it seeks to track; (vii) an ETF that is focused on a single industry or sector may present more risks than if it were broadly diversified over numerous industries or sectors of the economy.
All VK Funds

     Target allocation risk. When a Fund has a greater asset allocation to equity securities it will be less conservative and have more equity security risk exposure. Over time, as a Fund gets closer to its target retirement date, a Fund’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities and it will have more fixed-income security risk exposure. A Fund’s transformation reflects the need to reduce overall investment risk and lower volatility as retirement approaches and the Fund may be a primary source of income for an investor after retirement.
All VK Funds All Acquiring Funds

     Style-specific risk — Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain Underlying Funds invest in companies with special situations or circumstances (for example: companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies with initial public offerings, or other unusual events such as acquisitions, mergers, liquidations); such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.
All VK Funds

     Capitalization risk — Some Underlying Funds emphasize their investments in companies of a particular capitalization range while other Underlying Funds may invest in all companies regardless of capitalization. During an overall stock market decline, stock prices of small- (including micro capitalization) or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium-capitalization companies have sometimes gone through extended periods of
All VK Funds

Principal Risk	Funds Subject to Risk

outperformance and underperformance relative to larger-capitalization companies.

     Call/Prepayment risk — If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders.
All VK Funds

     For Underlying Funds that invest in pools of mortgages issued or guaranteed by private organizations or U.S. government agencies, these mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.

     Extension risk — As discussed above, the prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
All VK Funds

     Inflation indexed securities — Certain Underlying Funds may invest in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the such Underlying Fund’s income level to fluctuate.
All VK Funds

     Real estate, real estate investment trusts (“REITs”) and foreign real estate companies — Underlying Funds that invest in or concentrate their investments in the real estate industry or in REITs or foreign real estate companies are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service the real estate industry also will be affected by such risks. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs and foreign real estate companies must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as an Underlying Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
All VK Funds

EXHIBIT H
Outstanding Shares of the VK Funds
As of                     , 2010, there were the following number of shares outstanding of each class of each VK Fund:

VK Fund/Share Classes	Outstanding Shares
VK In Retirement Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2010 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2015 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2020 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2025 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2030 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2035 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2040 Strategy Fund
Class A
Class C
Class R
Class I
VK Retirement 2045 Strategy Fund
Class A
Class C
Class R
Class I

H-1

VK Fund/Share Classes	Outstanding Shares
VK Retirement 2050 Strategy Fund
Class A
Class C
Class R
Class I

H-2

EXHIBIT I
Ownership of VK Funds
Significant Holders
          Listed below is the name, address and percent ownership of each person who, as of                  , 2010, to the best knowledge of the VK Trust, owned 5% or more of the outstanding shares of each class of each VK Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a VK Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

Name and Address					%

*	The VK Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of each VK Fund, the ownership of shares of a VK Fund by executive officers and trustees of the VK Trust as a group constituted less than 1% of the each outstanding class of shares of the VK Fund as of _________, 20_.

I-1

EXHIBIT J
Ownership of Acquiring Fund
Significant Holders
          Listed below is the name, address and percent ownership of each person who, as of _________, 2010, to the best knowledge of the Acquiring Funds Trust, owned 5% or more of the outstanding shares of each class of each Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

Name and Address					%

*	The Acquiring Fund Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of each Acquiring Fund, the ownership of shares of an Acquiring Fund by executive officers and trustees of the Acquiring Funds Trust as a group constituted less than 1% of the each outstanding class of shares of the Acquiring Fund as of ______, 20__.

J-1

Part B
STATEMENT OF ADDITIONAL INFORMATION
[ ______], 2010
Registration Statement on Form N-14 Filed by:
AIM Growth Series
AIM Balanced Risk Retirement Now Fund
AIM Balanced Risk Retirement 2010 Fund
AIM Balanced Risk Retirement 2020 Fund
AIM Balanced Risk Retirement 2030 Fund
AIM Balanced Risk Retirement 2040 Fund
AIM Balanced Risk Retirement 2050 Fund
(each an “Acquiring Fund” and, collectively, the “Acquiring Funds”)
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the                     , 2010 Special Meeting of
Shareholders of the Van Kampen Retirement Strategy Trust for each of the following funds:
Van Kampen In Retirement Strategy Fund
Van Kampen Retirement 2010 Strategy Fund
Van Kampen Retirement 2015 Strategy Fund
Van Kampen Retirement 2020 Strategy Fund
Van Kampen Retirement 2025 Strategy Fund
Van Kampen Retirement 2030 Strategy Fund
Van Kampen Retirement 2035 Strategy Fund
Van Kampen Retirement 2040 Strategy Fund
Van Kampen Retirement 2045 Strategy Fund
Van Kampen Retirement 2050 Strategy Fund
(each a “VK Fund” and, collectively, the “VK Funds”)
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [_____], 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Van Kampen Retirement Strategy Trust to be held on                     , 2010 for each of the above-listed funds. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Statements	4

2

General Information
This Statement of Additional Information relates to the acquisition of all the assets of each Van Kampen Fund listed below by the corresponding Acquiring Fund listed below (each, a “Reorganization” and together the “Reorganizations”). Each Van Kampen Fund is a series of Van Kampen Retirement Strategy Trust and each Acquiring Fund is a series of AIM Growth Series. Further information is included in the Proxy Statement/Prospectus and in the documents listed below, that are incorporated by reference into this Statement of Additional Information.

VAN KAMPEN FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced Risk Retirement 2050 Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated December 30, 2009 for Van Kampen Retirement Strategy Trust (filed via EDGAR on December 22, 2009, Accession No. 0000950123-09-072729).
2.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Retirement Strategy Trust Annual Report to Shareholders for the fiscal year ended August 31, 2009 (filed via EDGAR on October 29, 2009, Accession No. 0000950123-09-054749).
3.	Statement of Additional Information dated February [_____], 2010 for AIM Growth Series with respect to Class A5, C5 and R5 shares of the AIM Balanced Risk Retirement Now Fund, AIM Balanced Risk Retirement 2010 Fund, AIM Balanced Risk Retirement 2020 Fund, AIM Balanced Risk Retirement 2030 Fund, AIM Balanced Risk Retirement 2040 Fund, and AIM Balanced Risk Retirement 2050 Fund (filed via EDGAR on December 11, 2009, Accession No. 0000950123-09-070211)
4.	Statement of Additional Information dated November 4, 2009 for AIM Growth Series with respect to AIM Balanced Risk Retirement Now Fund, AIM Balanced Risk Retirement 2010 Fund, AIM Balanced Risk Retirement 2020 Fund, AIM Balanced Risk Retirement 2030 Fund,

3

AIM Balanced Risk Retirement 2040 Fund, and AIM Balanced Risk Retirement 2050 Fund (filed via EDGAR on November 4, 2009, Accession No. 0000950123-09-057509).
5.	The unaudited financial statements and related report of the independent public accounting firm included in the AIM Growth Series Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 with respect to AIM Balanced Risk Retirement Now Fund, AIM Balanced Risk Retirement 2010 Fund, AIM Balanced Risk Retirement 2020 Fund, AIM Balanced Risk Retirement 2030 Fund, AIM Balanced Risk Retirement 2040 Fund, and AIM Balanced Risk Retirement 2050 Fund (filed via EDGAR on September 4, 2009, Accession No. 0000950123-09-041094).
6.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series Annual Report to Shareholders for the fiscal year ended December 31, 2008 with respect to AIM Balanced Risk Retirement Now Fund, AIM Balanced Risk Retirement 2010 Fund, AIM Balanced Risk Retirement 2020 Fund, AIM Balanced Risk Retirement 2030 Fund, AIM Balanced Risk Retirement 2040 Fund, and AIM Balanced Risk Retirement 2050 Fund (filed via EDGAR on March 6, 2009, Accession No. 0000950129-09-000795).
Pro Forma Financial Statements
Under the Reorganization Agreement, each VK Fund is to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table below.

VAN KAMPEN FUND	ACQUIRING FUND
Van Kampen In Retirement Strategy Fund	AIM Balanced Risk Retirement Now Fund
Van Kampen Retirement 2010 Strategy Fund	AIM Balanced Risk Retirement 2010 Fund
Van Kampen Retirement 2015 Strategy Fund	AIM Balanced Risk Retirement 2010 Fund
Van Kampen Retirement 2020 Strategy Fund	AIM Balanced Risk Retirement 2020 Fund
Van Kampen Retirement 2025 Strategy Fund	AIM Balanced Risk Retirement 2020 Fund
Van Kampen Retirement 2030 Strategy Fund	AIM Balanced Risk Retirement 2030 Fund
Van Kampen Retirement 2035 Strategy Fund	AIM Balanced Risk Retirement 2030 Fund
Van Kampen Retirement 2040 Strategy Fund	AIM Balanced Risk Retirement 2040 Fund
Van Kampen Retirement 2045 Strategy Fund	AIM Balanced Risk Retirement 2040 Fund
Van Kampen Retirement 2050 Strategy Fund	AIM Balanced Risk Retirement 2050 Fund
Shown below are unaudited pro forma financial statements for each combined Acquiring Fund that are designed to give an estimate of the effects of the Reorganization, which is more fully described in the Proxy Statement/Prospectus dated ______, 2010.
The Pro Forma Combining Schedules of Investments and the Pro Forma Combining Statements of Assets and Liabilities reflect the position of the applicable Funds as of June 30, 2009. The Pro Forma Combining Statements of Operations for the Acquiring Funds are for the twelve-months ended June 30, 2009 and have been adjusted to give effect to the Reorganizations as if the Reorganizations had occurred July 1, 2008.

4

The unaudited pro forma combining schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each VK Fund and each Acquiring Fund for the twelve month period ended June 30, 2009. This information includes the schedules and financial statements of the VK Funds and the Acquiring Funds, which have been adjusted to give effect to the Reorganizations as if the Reorganizations had occurred on June 30, 2009. The unaudited pro forma combined schedules and financial statements, including the notes to such financial statements, should be read in conjunction with the financial statements and related notes included in the Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, which is incorporated herein by reference, and the financial statements and related notes of the VK Funds included in their Annual Report to Shareholders for the fiscal year ended August 31, 2009, which is incorporated herein by reference. The reorganization of each VK Fund into its corresponding Acquiring Fund will be accounted for as a taxable transaction.

5

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen In Retirement Strategy Fund into AIM Balanced-Risk Retirement Now Fund (formerly known as AIM Independence Now Fund)
June 30, 2009
(Unaudited)

				AIM
		AIM		Balanced-Risk
	Van Kampen	Balanced-Risk		Retirement Now Fund
	In Retirement	Retirement Now		Pro Forma
	Strategy Fund	Fund	Adjustments *	Combining

Assets:
Investments in unaffiliated underlying funds, at value
(Cost $2,613,614 — Van Kampen In Retirement Strategy Fund)	$2,728,066	$—	$—	$2,728,066
(Cost $0 — AIM Balanced-Risk Retirement Now Fund)	—	—	—	—
(Cost $2,613,614 — Pro Forma Combining)				—
Investments in affiliated underlying funds, at value
(Cost $573,465 — Van Kampen In Retirement Strategy Fund)	628,852	1,888,163	—	2,517,015
(Cost $2,078,875 — AIM Balanced-Risk Retirement Now Fund)	—	—	—	—
(Cost $2,652,340 — Pro Forma Combining)			—	—
Repurchase Agreements, at value and cost	210,000	—	—	210,000
Total Investments. At value
(Cost $3,397,079 — Van Kampen In Retirement Strategy Fund)	3,566,918	1,888,163	—	5,455,081
(Cost $2,078,875 — AIM Balanced-Risk Retirement Now Fund)	—		—	—
(Cost $5,475,954 — Pro Forma Combining)				—
Receivables for:
Investments sold	—	5,178	—	5,178
Fund shares sold	3,564	491	—	4,055
Dividends from affiliated underlying funds	—	29	—	29
Fund expenses absorbed	—	4,965	—	4,965
Investment for trustee deferred compensation and retirement plans	25,069	3,000	—	28,069
Other assets	2,752	29,089	—	31,841

Total assets	3,598,303	1,930,915		74,137

Liabilities:
Payables for:
Investments purchased	36,270	—	—	36,270
Investments purchased from affiliates	—	2,988		2,988
Fund shares reacquired	506	7,173	—	7,679
Dividends	334	—	—	334
Accrued fees to affiliates	—	3,229	—	3,229
Accrued operating expenses	69,653	34,824	—	104,477
Trustee deferred compensation and retirement plans	—	3,000	—	3,000

Total liabilities	106,763	51,214	—	157,977

Net assets applicable to shares outstanding	$3,491,540	$1,879,701	$—	$(83,840)

Net assets consist of:
Shares of beneficial interest	$3,323,716	$2,262,625	$—	$5,586,341
Undistributed net investment income	21,184	445	—	21,629
Undistributed net realized gain (loss)	(23,199)	(192,657)	—	(215,856)
Unrealized appreciation (depreciation)	169,839	(190,712)	—	(20,873)

	3,491,540	$1,879,701	$—	$5,371,241

Net assets:
Class A**	$2,862,263	$1,044,779	$(2,862,263)	$1,044,779
Class A5	$—	$—	$2,862,263	$2,862,263
Class B	$—	$358,111	$—	$358,111
Class C**	$412,625	$188,383	$(412,625)	$188,383
Class C5	$—	$—	$412,625	$412,625
Class I **	$109,395	$—	$(109,395)	$—
Class R**	$107,257	$227,588	$(107,257)	$227,588
Class R5	$—	$—	$107,257	$107,257
Class Y	$—	$16,164	$109,395	$125,559

Institutional Class	$—	$44,676	$—	$44,676

Shares Outstanding, $0.01 par value per share:
Class A**	266,215	135,021	(266,215)	135,021
Class A5	—	—	369,743	369,743
Class B	—	46,222	—	46,222
Class C**	38,459	24,338	(38,459)	24,338
Class C5	—	—	53,316	53,316
Class I **	10,187	—	(10,187)	—
Class R**	10,000	29,399	(10,000)	29,399
Class R5	—	—	13,863	13,863
Class Y	—	2,090	14,154	16,244

Institutional Class	—	5,775	—	5,775

Class A:
Net asset value per share	$10.75	$7.74	$—	$7.74
Offering price per share:
(Net asset value of $10.75 ÷ 94.25% — Van Kampen In Retirement Strategy Fund)
(Net asset value of $7.74 ÷ 94.50%- AIM Balanced-Risk Retirement Now Fund)	$11.41	$8.19	$—	$8.19
Class A5:
Net asset value per share	$—	$—	$—	$7.74
Offering price per share:
(Net asset value of $7.74 ÷ 94.50% — AIM Balanced-Risk Retirement Now Fund)	$—	$—	$—	$8.19
Class B:
Net asset value and offering price per share	$—	$7.75	$—	$7.75
Class C:
Net asset value and offering price per share	$10.73	$7.74	$—	$7.74
Class C5:
Net asset value and offering price per share	$—	$—	$—	$7.74
Class I:
Net asset value and offering price per share	$10.74	$—	$(10.74)	$—
Class R:
Net asset value and offering price per share	$10.73	$7.74	$—	$7.74
Class R5:
Net asset value and offering price per share	$—	$—	$—	$7.74
Class Y:
Net asset value and offering price per share	$—	$7.73	$—	$7.73
Institutional Class:
Net asset value and offering price per share	$—	$7.74	$—	$7.74

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen In Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen In Retirement Strategy Fund’s and AIM Balanced-Risk Retirement Now Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009.

As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement Now Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement Now Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement Now Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen In Retirement Strategy Fund will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement Now Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen In Retirement Strategy Fund into AIM Balanced-Risk Retirement Now Fund (formerly known as AIM Independence Now Fund)
For the period ended June 30, 2009
(Unaudited)

					AIM
		AIM			Balanced-Risk
	Van Kampen	Balanced-Risk			Retirement Now Fund
	In Retirement	Retirement Now			Pro Forma
	Strategy Fund *	Fund	Adjustments **		Combining

Investment income:
Dividends — unaffiliated underlying fund shares	$24,995	$—	$—		$24,995
Dividends — affiliated underyling fund shares	9,584	85,975	—		95,559
Interest	131	—	—		131
Other Income	—	54	—		54

Total investment income	34,710	86,029	—		120,739

Expenses:
Advisory fees	906	—	(906	)(a)	—
Administrative services fees	18,115	50,000	(18,115	)(b)	50,000
Custodian fees	12,400	9,312			21,712
Distribution fees:
Class A	1,606	2,567	(1,606)		2,567
Class A5	—	—	1,606		1,606
Class B	—	3,681	—		3,681
Class C	616	1,461	(616)		1,461
Class C5	—	—	616		616
Class R	343	672	(343)		672
Class R5	—	—	343		343
Transfer agent fees—A, A5, B, C, C5, R, R5 and Y	19,848	4,154	—		24,002
Transfer agent fees—Institutional	—	10	—		10
Trustees’ and officer’s fees and benefits	4,213	15,228	(4,213	)(c)	15,228
Registration & filing fees	6,013	59,920			65,933
Reports to shareholders	40,054	1,959	(31,013	)(d)	11,000
Professional services fees	87,576	40,697	(72,526	)(e)	55,747
Other	7,803	12,304	—		20,107

Total expenses	199,493	201,965	(126,773)		274,685

Less: Fees waived and expenses reimbursed	(194,988)	(193,187)	125,003	(a)	(263,172)

Net expenses	4,505	8,778	(1,770)		11,513

Net investment income	30,205	77,251	1,770		109,226

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities — unaffiliated underying fund shares	(16,769)	—	—		(16,769)
Investment securities — affiliated underying fund shares ***	(6,430)	(178,503)	—		(184,933)

	(23,199)	(178,503)	—		(201,702)

Net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underying fund shares	122,768	—	—		122,768

Investment securities — affiliated underying fund shares	47,071	(97,299)	—		(50,228)

	169,839	(97,299)	—		72,540

Net realized and unrealized gain (loss)	146,640	(275,802)	—		(129,162)

Net increase (decrease) in net assets resulting from operations	$176,845	$(198,551)	$1,770		$(19,936)

*	For the period October 23, 2008 (commencement date) to June 30, 2009.

**	See NOTE 2 Pro Forma Adjustments. Also, as of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement Now Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen In Retirement Strategy Fund will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement Now Fund.

***	Includes gains (losses) on securites sold to affiliates of $(7,418) of AIM Balanced-Risk Retirement Now Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments (a)
of Van Kampen In Retirement Strategy Fund into AIM Balanced-Risk Retirement Now Fund (formerly known as AIM Independence Now Fund)
June 30, 2009
(Unaudited)

Shares					Value
		AIM					AIM
		Balanced-Risk					Balanced-Risk
	AIM	Retirement				AIM	Retirement
Van Kampen	Balanced-Risk	Now Fund			Van Kampen	Balanced-Risk	Now Fund
In Retirement	Retirement	Pro Forma			In Retirement	Retirement	Pro Forma
Strategy Fund	Now Fund	Combining			Strategy Fund	Now Fund	Combining

			Domestic Equity Funds—18.89%
—	9,211	9,211	AIM Diversified Dividend Fund	(b)	$—	$82,346	$82,346
—	7,030	7,030	AIM Structured Growth Fund	(b)	—	50,688	50,688
—	7,183	7,183	AIM Structured Value Fund	(b)	—	49,707	49,707
—	1,509	1,509	AIM Trimark Small Companies Fund	(b)	—	14,536	14,536
—	4,190	4,190	PowerShares Dynamic Large Cap Growth Portfolio-ETF	(b)	—	48,395	48,395
—	3,633	3,633	PowerShares Dynamic Large Cap Value Portfolio-ETF	(b)	—	51,807	51,807
—	1,672	1,672	PowerShares Dynamic Small Cap Growth Portfolio-ETF	(b)	—	18,542	18,542
—	1,675	1,675	PowerShares Dynamic Small Cap Value Portfolio-ETF	(b)(c)	—	17,521	17,521
—	3,247	3,247	PowerShares FTSE RAFI US 1000 Portfolio-ETF	(b)	—	120,918	120,918
—	621	621	PowerShares FTSE RAFI US 1500 Small Mid Portfolio-ETF	(b)	—	23,225	23,225
9,763	—	9,763	Russell U.S. Core Equity Fund-Class Y	(d)	195,951	—	195,951
9,352	—	9,352	Russell U.S. Small & Mid Cap Fund-Class Y	(d)	136,167	—	136,167
3,625	—	3,625	Van Kampen American Value Fund	(e)	63,431	—	63,431
4,997	—	4,997	Van Kampen Capital Growth Fund	(e)	43,028	—	43,028
5,024	—	5,024	Van Kampen Core Equity Fund	(e)	29,591	—	29,591
3,758	—	3,758	Van Kampen Growth & Income Fund	(e)	52,041	—	52,041
925	—	925	Van Kampen Mid Cap Growth Fund	(e)	17,052	—	17,052

			Total Domestic Equity Funds		537,261	477,685	1,014,946

			Fixed-Income Funds—70.09%
—	50,160	50,160	AIM Core Bond Fund	(b)	—	421,344	421,344
—	16,874	16,874	AIM Floating Rate Fund	(b)	—	114,234	114,234
—	15,456	15,456	AIM High Yield Fund	(b)	—	53,322	53,322
—	6,611	6,611	AIM International Total Return Fund	(b)	—	70,804	70,804
—	4,728	4,728	AIM Limited Maturity Fund	(b)	—	49,504	49,504
—	35,480	35,480	AIM Short Term Bond Fund	(b)	—	300,159	300,159
—	18,043	18,043	AIM U.S. Government Fund	(b)	—	158,956	158,956
10,947	—	10,947	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	(d)	1,112,544	—	1,112,544
116,250	—	116,250	Russell Strategic Bond Fund-Class Y	(d)	1,104,373	—	1,104,373
45,106	—	45,106	Van Kampen High Yield Fund	(e)	379,340	—	379,340

			Total Fixed-Income Funds		2,596,257	1,168,323	3,764,580

			Foreign Equity Funds—6.32%
—	1,639	1,639	AIM International Core Equity Fund	(b)	—	14,667	14,667
—	1,810	1,810	AIM International Growth Fund	(b)	—	37,824	37,824
—	1,174	1,174	PowerShares FTSE RAFI Developed Markets ex-US Portfolio-ETF	(b)	—	36,265	36,265
—	2,368	2,368	PowerShares International Dividends Achievers Portfolio-ETF	(b)	—	27,090	27,090
5,081	—	5,081	Russell Emerging Markets Fund-Class Y	(d)	69,249	—	69,249
4,341	—	4,341	Russell International Developed Markets Fund-Class Y	(d)	109,783	—	109,783
1,158	—	1,158	Van Kampen Emerging Markets Fund	(e)	12,729	—	12,729
2,395	—	2,395	Van Kampen International Growth Fund	(e)	31,639	—	31,639

			Total Foreign Equity Funds		223,400	115,846	339,246

			Real Estate Funds—1.05%
—	10,191	10,191	AIM Select Real Estate Income Fund	(b)	—	56,255	56,255

			Money Market Funds—1.30%
—	66,042	66,042	Liquid Assets Portfolio	(b)	—	66,042	66,042
—	4,012	4,012	STIC Prime Portfolio	(b)	—	4,012	4,012
			Total Money Market Funds		—	70,054	70,054

			TOTAL INVESTMENTS (excluding Repurchase Agreements)—97.65%		3,356,918	1,888,163	5,245,081

Repurchase Amount

			Repurchase Agreements —3.91%	(f)
$11,740	$—	$11,740	Banc of America Securities LLC ($11,740 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $11,740)		11,740	—	11,740
198,260	—	198,260	JP Morgan Chase & Co. ($198,260 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $198,260)		198,260	—	198,260

			Total Repurchase Agreements (Cost $210,000)		210,000	—	210,000

			TOTAL INVESTMENTS—101.56% (Cost $5,475,954)		3,566,918	1,888,163	5,455,081

			OTHER ASSETS LESS LIABILITIES—(1.56%)		(75,378)	(8,462)	(83,840)

			NET ASSETS—100.00%		$3,491,540	$1,879,701	$5,371,241

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Pro Forma Combining Schedule of Investments:

(a)	At June 30, 2009, all securities held by Van Kampen In Retirement Strategy Fund do not comply with investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement Now Fund and as such, will be liquidated prior to the reorganization. Effective November 4, 2009, AIM Independence Now Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds (or 100% ABRA). In addition, the Fund changed its name to AIM Balanced-Risk Retirement Now Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Instiutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non-affiliate of the Fund, its investment advisor, or Van Kampen Asset Management (“Van Kampen”)

(e)	The underlying fund is an affiliate of Van Kampen. The underlying fund invests in Class I shares of the Van Kampen mutual funds listed.

(f)	Principal ammount equals value at period end.
     See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen In Retirement Strategy Fund into AIM Balanced-Risk Retirement Now Fund
June 30, 2009
(Unaudited)
NOTE 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen In Retirement Strategy Fund (“Selling Fund”) into AIM Balanced-Risk Retirement Now Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Fund as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Fund. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Fund at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. Selling Fund and Acquiring Fund are both series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of Selling Fund and the distribution of Acquiring Fund shares to Selling Fund shareholders. If the Plan had taken place at June 30, 2009, Selling Fund — Class A, Class C, Class R and Class I shareholders would have received 369,743, 53,316, 13,863, and 14,154 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of Selling Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports, which are available in their respective annual and semi-annual shareholder reports.
NOTE 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Fund and reflect the advisory fee agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.27%, 1.02%, 1.02%, 1.02% 0.52%, and 0.02% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.47%, 1.22%, 0.72% and 0.22% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the period ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $4,213 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $31,013 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $72,526 to eliminate the effects of duplicative fees for audit and legal services.
NOTE 3 — Reorganization Costs
The Selling Fund is expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Fund and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
NOTE 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
NOTE 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 6 — Federal Income Taxes
The Selling Fund and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
NOTE 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities				Repurchase Agreements
Fund Name	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Van Kampen In Retirement Strategy Fund	$3,356,918	$—	$—	$3,356,918	$—	$210,000	$—	$3,566,918
AIM Balanced-Risk Retirement Now Fund	1,888,163	—	—	1,888,163	—	—	—	—
AIM Balanced-Risk Retirement Now Fund Pro Forma Combining	$5,245,081	$—	$—	$5,245,081	$—	$210,000	$—	$5,455,081

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
June 30, 2009
(Unaudited)

					AIM
	Van Kampen	Van Kampen	AIM		Balanced-Risk
	Retirement 2010	Retirement 2015	Balanced-Risk		Retirement 2010 Fund
	Strategy	Strategy	Retirement 2010		Pro Forma
	Fund	Fund	Fund	Adjustments *	Combining

Assets:
Investments in unaffiliated underlying funds, at value	$2,754,721	$4,318,666	$—	$—	$7,073,387
(Cost $2,626,771 — Van Kampen 2010 Retirement Strategy Fund)
(Cost $4,040,914 — Van Kampen 2015 Retirement Strategy Fund)
(Cost $6,667,685 — Pro Forma Combining)
Investments in affiliated underlying funds, at value	763,598	1,144,293	5,605,889	—	7,513,780
(Cost $712,447 — Van Kampen 2010 Retirement Strategy Fund)
(Cost $1,038,588 — Van Kampen 2015 Retirement Strategy Fund)
(Cost $6,003,380 — AIM Balanced-Risk Retirement 2010 Fund)
(Cost $7,754,415 — Pro Forma Combining)
Repurchase Agreements, at value and cost	125,000	108,000	—	—	233,000
Total Investments	3,643,319	5,570,959	5,605,889	—	14,820,167
(cost $3,464,218 — Van Kampen 2010 Retirement Strategy Fund)
(cost $5,187,502 — Van Kampen 2015 Retirement Strategy Fund)
(cost $6,003,380 — AIM Balanced-Risk Retirement 2010 Fund)
(cost $14,655,100 — Pro Forma Combining)
Receivables for:
Fund shares sold	31,512	209,491	767,239	—	1,008,242
Dividends from affiliated underlying funds	—	—	22	—	22
Fund expenses absorbed	—	—	8,638	—	8,638
Investment for trustee deferred compensation and retirement plans	—	—	3,004	—	3,004
Other assets	27,501	27,681	29,319	—	84,501

Total Assets	3,702,332	5,808,131	6,414,111	—	15,924,574

Liabilities:
Payables for:
Investments purchased	117,540	89,098	—	—	206,638
Investments purchased from affiliates	—	—	13,728	—	13,728
Fund shares reacquired	—	1,805	1,058	—	2,863
Amount due to custodian	—	—	6,536	—	6,536
Accrued fees to affiliates	—	—	8,764	—	8,764
Accrued operating expenses	82,414	83,601	35,304	—	201,319
Trustee deferred compensation and retirement plans	—	—	3,004	—	3,004

Total liabilities	199,954	174,504	68,394	—	442,852

Net assets applicable to shares outstanding	$3,502,378	$5,633,627	$6,345,717	$—	$15,481,722

Net assets consist of:
Shares of beneficial interest	$3,309,368	$5,264,865	$7,202,698	$—	$15,776,931
Undistributed net investment income	16,361	24,753	95,880	—	136,994
Undistributed net realized gain (loss)	(2,452)	(39,448)	(555,370)	—	(597,270)
Unrealized appreciation (depreciation)	179,101	383,457	(397,491)	—	165,067

	$3,502,378	$5,633,627	$6,345,717	$—	$15,481,722

Net assets:
Class A**	$2,387,097	$4,654,967	$3,943,928	$(7,042,064)	$3,943,928
Class A5	$—	$—	$—	$7,042,064	$7,042,064
Class B	$—	$—	$361,003	$—	$361,003
Class C**	$896,451	$744,396	$1,087,620	$(1,640,847)	$1,087,620
Class C5	$—	$—	$—	$1,640,847	$1,640,847
Class I **	$109,602	$118,611	$—	$(228,213)	$—
Class R**	$109,228	$115,653	$866,188	$(224,881)	$866,188
Class R5	$—	$—	$—	$224,881	$224,881
Class Y	$—	$—	$76,668	$228,213	$304,881

Institutional Class	$—	$—	$10,310	$—	$10,310

Shares Outstanding, $0.01 par value per share:
Class A**	218,235	429,021	491,988	(647,256)	491,988
Class A5	—	—	—	878,063	878,063
Class B	—	—	45,323	—	45,323
Class C**	82,303	68,742	136,493	(151,045)	136,493
Class C5	—	—	—	205,878	205,878
Class I **	10,000	10,912	—	(20,912)	—
Class R**	10,000	10,676	108,271	(20,676)	108,271
Class R5	—	—	—	28,110	28,110
Class Y	—	—	9,550	28,420	37,970

Institutional Class	—	—	1,282		1,282

Class A:
Net asset value per share	$10.94	$10.85	$8.02		$8.02
Offering price per share:
(Net asset value of $10.94 ÷ 94.25% — Van Kampen 2010 Retirement Strategy Fund)
(Net asset value of $10.85 ÷ 94.25% — Van Kampen 2015 Retirement Strategy Fund)
(Net asset value of $8.02 ÷ 94.50% — AIM Balanced-Risk Retirement 2010 Fund)	$11.61	$11.51	$8.49		$8.49
Class A5:
Net asset value per share	$—	$—	$—		$8.02
Offering price per share:
(Net asset value of $8.02 ÷ 94.50% — AIM Balanced-Risk Retirement 2010 Fund)	$—	$—	$—		$8.49
Class B:
Net asset value and offering price per share	$—	$—	$7.97		$7.97
Class C:
Net asset value and offering price per share	$10.89	$10.83	$7.97		$7.97
Class C5:
Net asset value and offering price per share	$—	$—	$—		$7.97
Class I:
Net asset value and offering price per share	$10.96	$10.87	$—		$—
Class R:
Net asset value and offering price per share	$10.92	$10.83	$8.00		$8.00
Class R5:
Net asset value and offering price per share	$—	$—	$—		$8.00
Class Y:
Net asset value and offering price per share	$—	$—	$8.03		$8.03
Institutional Class:
Net asset value and offering price per share	$—	$—	$8.04		$8.04

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen 2010 Retirement Strategy Fund’s and Van Kampen 2015 Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen 2010 Retirement Strategy Fund’s and Van Kampen 2015 Retirement Strategy Fund’s and AIM Balanced-Risk Retirement Now Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009. As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2010 Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement 2010 Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement 2010 Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2010 & 2015 Retirement Strategy Funds were converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2010 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
For the year ended June 30, 2009
(Unaudited)

						AIM
	Van Kampen	Van Kampen	AIM			Balanced-Risk
	2010 Retirement	2015 Retirement	Balanced-Risk			Retirement 2010 Fund
	Strategy	Strategy	Retirement 2010			Pro Forma
	Fund*	Fund*	Fund	Adjustments **		Combining

Investment income:
Dividends from unaffiliated underlying funds	$15,374	$24,548	$—	$—		$39,922
Dividends from affiliated underlying funds	5,664	6,605	224,763	—		237,032
Interest	38	61	—			99
Other Income	—	—	69	—		69

Total investment income	21,076	31,214	224,832	—		277,122

Expenses:
Advisory fees	745	1,251	—	(1,996	)(a)	—
Administrative services fees	17,078	18,723	50,000	(35,801	)(b)	50,000
Custodian fees	12,585	11,338	10,377	—		34,300
Distribution fees:				—
Class A	944	2,335	6,359	(3,279)		6,359
Class A5	—	—	—	3,279		3,279
Class B	—	—	4,347	—		4,347
Class C	2,032	1,219	8,512	(3,251)		8,512
Class C5	—	—	—	3,251		3,251
Class R	341	342	2,797	(683)		2,797
Class R5	—	—	—	683		683
Transfer agent fees—A, A5, B, C, C5, I, R, R5 & Y	23,166	34,038	11,448	—		68,652
Transfer agent fees—Institutional	—	—	14	—		14
Trustees’ and officer’s fees and benefits	4,157	3,276	17,873	(7,433	)(c)	17,873
Registration & filing fees	10,304	6,918	60,888			78,110
Reports to shareholders	40,110	40,128	4,892	(74,130	)(d)	11,000
Professional services fees	90,650	87,476	40,838	(143,234	)(e)	75,730
Other	9,261	7,682	12,351	—		29,294

Total expenses	211,373	214,726	230,696	(262,594)		394,201

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(206,576)	(208,266)	(206,782)	259,812	(a)	(361,812)

Net expenses	4,797	6,460	23,914	(2,782)		32,389

Net investment income	16,279	24,754	200,918	2,782		244,733

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities — unaffiliated underlying fund shares	(1,792)	(31,085)	—			(32,877)
Investment securities — affiliated underlying fund shares ***	(660)	(8,363)	(516,971)	—		(525,994)

	(2,452)	(39,448)	(516,971)	—		(558,871)

Net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underlying fund shares	130,885	302,160	—	—		433,045
Investment securities — affiliated underlying fund shares	48,216	81,297	384,446	—		513,959

	179,101	383,457	384,446	—		947,004

Net realized and unrealized gain (loss)	176,649	344,009	(132,525)	—		388,133

Net increase in net assets resulting from operations	$192,928	$368,763	$68,393	$2,782		$632,866

*	For the period October 23, 2008 (commencement date) to June 30, 2009.

**	See Note 2 Pro Forma Adjustments. As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2010 Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2010 & 2015 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2010 Fund.

***	Includes gain (loss) from securities sold to affiliates of $(69,699).

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
June 30, 2009
(Unaudited)

Shares						Value
Van Kampen	Van Kampen	AIM	AIM Balanced-Risk			Van Kampen	Van Kampen	AIM	AIM Balanced-Risk
2010 Retirement	2015 Retirement	Balanced-Risk	Retirement 2010 Fund			2010 Retirement	2015 Retirement	Balanced-Risk	Retirement 2010 Fund
Strategy	Strategy	Retirement 2010	Pro Forma			Strategy	Strategy	Retirement 2010	Pro Forma
Fund	Fund	Fund	Combining			Fund	Fund	Fund	Combining

				Domestic Equity Funds—28.59%
—	—	28,915	28,915	AIM Diversified Dividend Fund	(b)	$—	$—	$258,499	$258,499
—	—	22,245	22,245	AIM Structured Growth Fund	(b)	—	—	160,384	160,384
—	—	22,731	22,731	AIM Structured Value Fund	(b)	—	—	157,302	157,302
—	—	5,394	5,394	AIM Trimark Small Companies Fund	(b)	—	—	51,945	51,945
—	—	14,081	14,081	PowerShares Dynamic Large Cap Growth Portfolio-ETF	(b)	—	—	162,636	162,636
—	—	11,892	11,892	PowerShares Dynamic Large Cap Value Portfolio-ETF	(b)	—	—	169,580	169,580
—	—	6,090	6,090	PowerShares Dynamic Small Cap Growth Portfolio-ETF	(b)(c)	—	—	67,538	67,538
—	—	6,057	6,057	PowerShares Dynamic Small Cap Value Portfolio-ETF	(b)	—	—	63,356	63,356
—	—	10,633	10,633	PowerShares FTSE RAFI US 1000 Portfolio-ETF	(b)	—	—	395,973	395,973
—	—	2,262	2,262	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio-ETF	(b)	—	—	84,599	84,599
19,130	32,952	—	52,082	Russell U.S. Core Equity Fund-Class Y	(d)	383,943	661,337	—	1,045,280
18,096	31,294	—	49,390	Russell U.S. Small & Mid Cap Fund-Class Y	(d)	263,482	455,647	—	719,129
7,071	12,188	—	19,259	Van Kampen American Value Fund	(e)	123,749	213,293	—	337,042
9,737	16,661	—	26,398	Van Kampen Capital Growth Fund	(e)	83,831	143,449	—	227,280
9,684	17,281	—	26,965	Van Kampen Core Equity Fund	(e)	57,041	101,782	—	158,823
7,383	12,740	—	20,123	Van Kampen Growth & Income Fund	(e)	102,251	176,444	—	278,695
1,783	3,030	—	4,813	Van Kampen Mid Cap Growth Fund	(e)	32,855	55,849	—	88,704

				Total Domestic Equity Funds		1,047,152	1,807,801	1,571,812	4,426,765

				Fixed-Income Funds—49.31%
—	—	148,837	148,837	AIM Core Bond Fund	(b)	—	—	1,250,231	1,250,231
—	—	45,976	45,976	AIM Floating Rate Fund	(b)	—	—	311,259	311,259
—	—	60,318	60,318	AIM High Yield Fund	(b)	—	—	208,096	208,096
—	—	18,930	18,930	AIM International Total Return Fund	(b)	—	—	202,738	202,738
—	—	5,004	5,004	AIM Limited Maturity Fund	(b)	—	—	52,392	52,392
—	—	87,913	87,913	AIM Short Term Bond Fund	(b)	—	—	743,746	743,746
—	—	70,563	70,563	AIM U.S. Government Fund	(b)	—	—	621,661	621,661
7,699	10,799	—	18,498	iShares Barclays U.S. Treasury Inflation Protected Securities Fund	(d)	782,449	1,097,502	—	1,879,951
81,737	114,639	—	196,376	Russell Strategic Bond Fund-Class Y	(d)	776,503	1,089,069	—	1,865,572
29,356	29,936	—	59,292	Van Kampen High Yield Fund	(e)	246,882	251,763	—	498,645

				Total Fixed-Income Funds		1,805,834	2,438,334	3,390,123	7,634,291

				Foreign Equity Funds—12.72%
—	—	5,872	5,872	AIM International Core Equity Fund	(b)	—	—	52,551	52,551
—	—	6,386	6,386	AIM International Growth Fund	(b)	—	—	133,473	133,473
—	—	4,336	4,336	PowerShares FTSE RAFI Developed Markets ex-US Portfolio-ETF	(b)	—	—	133,939	133,939
—	—	8,855	8,855	PowerShares International Dividends Achievers Portfolio-ETF	(b)	—	—	101,301	101,301
9,585	16,748	—	26,333	Russell Emerging Markets Fund-Class Y	(d)	130,648	228,272	—	358,920
12,637	21,798	—	34,435	Russell International Developed Markets Fund-Class Y	(c)(d)	319,600	551,261	—	870,861
2,237	3,803	—	6,040	Van Kampen Emerging Markets Fund	(e)	24,585	41,796	—	66,381
6,995	12,106	—	19,101	Van Kampen International Growth Fund	(e)	92,404	159,917	—	252,321

				Total Foreign Equity Funds		567,237	981,246	421,264	1,969,747

				Real Estate Funds—3.23%
—	—	30,125	30,125	AIM Select Real Estate Income Fund	(b)	—	—	166,291	166,291
4,523	10,861	—	15,384	Russell Real Estate Securities Fund-Class Y	(d)	98,096	235,578	—	333,674

				Total Real Estate Funds		98,096	235,578	166,291	499,965

				Money Market Funds—0.37%
—	—	45,125	45,125	Liquid Assets Portfolio	(b)	—	—	45,125	45,125
—	—	11,274	11,274	STIC Prime Portfolio	(b)	—	—	11,274	11,274

				Total Money Market Funds		—	—	56,399	56,399

				TOTAL INVESTMENTS (excluding Repurchase Agreements)—94.22% (Cost $14,422,100)		3,518,319	5,462,959	5,605,889	14,587,167

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
June 30, 2009
(Unaudited)

Repurchase Amount					Value
Van Kampen	Van Kampen	AIM	AIM Balanced-Risk		Van Kampen	Van Kampen	AIM	AIM Balanced-Risk
2010 Retirement	2015 Retirement	Balanced-Risk	Retirement 2010 Fund		2010 Retirement	2015 Retirement	Balanced-Risk	Retirement 2010 Fund
Strategy	Strategy	Retirement 2010	Pro Forma		Strategy	Strategy	Retirement 2010	Pro Forma
Fund	Fund	Fund	Combining		Fund	Fund	Fund	Combining

				Repurchase Agreements—1.51%

$6,987	$—	$—	$6,987	Banc of America Securities ($6,987 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.60%, dated 06/30/09, to be sold on 07/01/09)	$6,987	$—	$—	$6,987

—	6,037	—	6,037	Banc of America Securities ($6,037 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.60%, dated 06/30/09, to be sold on 07/01/09)	—	6,037	—	6,037

118,015	—	—	118,015	JPMorgan Chase & Co. ($118,013 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.50%, dated 06/30/09, to be sold on 07/01/09)	118,013	—	—	118,013

—	101,964	—	101,964	JPMorgan Chase & Co. ($101,963 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.50%, dated 06/30/09, to be sold on 07/01/09)	—	101,963	—	101,963

				Repurchase Agreements—1.51% (Cost $233,000)	125,000	108,000	—	233,000

				TOTAL INVESTMENTS—95.73% (Cost $14,655,100)	3,643,319	5,570,959	5,605,889	14,820,167
				OTHER ASSETS LESS LIABILITIES-4.27%	(140,941)	62,668	739,828	661,555

				NET ASSETS—100.00%	$3,502,378	$5,633,627	$6,345,717	$15,481,722

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Pro Forma Combining Schedule of Investments:

(a)	At June 30, 2009, all securities held by Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund do not comply with the investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement 2010 Fund and as such, will be liquidated prior to the reorganization. Effective November 4, 2009, AIM Independence 2010 Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds [or 100% ABRA]. In addition, the Fund changed its name to AIM Balanced-Risk Retirement 2010 Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non affiliate of the Fund, its investment advisor or Van Kampen Asset Management (“Van Kampen”).

(e)	The underlying fund is an affiliate of Van Kampen and invests in Class I shares of the Van Kampen mutual funds listed.
     See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund
into AIM Balanced-Risk Retirement 2010 Fund
June 30, 2009
(Unaudited)
Note 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen 2010 Retirement Strategy Fund and Van Kampen 2015 Retirement Strategy Fund (the “Selling Funds”) into AIM Balanced-Risk Retirement 2010 Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Funds as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Funds. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Funds at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. The Selling Funds and Acquiring Fund are series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of the Selling Funds and the distribution of Acquiring Fund shares to the Selling Funds’ shareholders. If the Plan had taken place at June 30, 2009, Van Kampen 2010 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 297,643, 112,478, 13,653 and 13,649 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Van Kampen 2015 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 580,420, 93,400, 14,457 and 14,771 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of the Selling Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Note 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Funds and reflect the advisory fee agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total

Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.29%, 1.04%, 1.04%, 0.54%, 0.04% and 0.04% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.38%, 1.13%, 0.63% and 0.13% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the year ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $7,433 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $74,130 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $143,234 to eliminate the effects of duplicative fees for audit and legal services.
Note 3 — Reorganization Costs
The Selling Funds are expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Funds carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Funds and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
Note 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
Note 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 6 — Federal Income Taxes
The Selling Funds and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Note 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities				Repurchase Agreements
Fund Name	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Van Kampen 2010 Retirement Strategy Fund	$3,518,319	$—	$—	$3,518,319	$—	$125,000	$—	$125,000
Van Kampen 2015 Retirement Strategy Fund	5,462,959	—	—	5,462,959	—	108,000	—	108,000
AIM Balanced-Risk Retirement 2010 Allocation Fund	5,605,889	—	—	5,605,889	—	—	—	—
AIM Balanced-Risk Retirement 2010 Allocation Fund Pro Forma Combining	$14,587,167	$—	$—	$14,587,167	$—	$233,000	$—	$233,000

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
June 30, 2009
(Unaudited)

					AIM
	Van Kampen	Van Kampen	AIM		Balanced-Risk
	2020 Retirement	2025 Retirement	Balanced-Risk		Retirement 2020
	Strategy	Strategy	Retirement 2020		Pro Forma
	Fund	Fund	Fund	Adjustments *	Combining

Assets:
Investments in affiliated underlying funds, at value	$804,554	$829,058	$12,947,801	$—	$14,581,413
(Cost $736,299 — Van Kampen Retirement 2020 Strategy Fund)
(Cost $762,179 — Van Kampen Retirement 2025 Strategy Fund)
(Cost $13,787,163 — AIM Balanced-Risk Retirement 2020 Fund)
(Cost $15,285,641 — Pro Forma Combining)
Investments in underlying unaffiliated funds, at value	3,531,805	3,251,674	—	—	6,783,479
(Cost $3,318,774 — Van Kampen Retirement 2020 Strategy Fund)
(Cost $3,044,709 — Van Kampen Retirement 2025 Strategy Fund)
(Cost $0 — AIM Balanced-Risk Retirement 2020 Fund)
(Cost $6,363,483 — Pro Forma Combining)
Repurchase Agreements, at value (Cost $230,000)	179,000	51,000	—	—	230,000
Total Investments	4,515,359	4,131,732	12,947,801	—	21,594,892
(Cost $4,234,073 — Van Kampen Retirement 2020 Strategy Fund)
(Cost $3,857,888 — Van Kampen Retirement 2025 Strategy Fund)
(Cost $13,787,163 — AIM Balanced-Risk Retirement 2020 Fund)
(Cost $21,879,124 — Pro Forma Combining)
Receivables for:
Investments sold	—	—	11,890	—	11,890
Fund shares sold	129,581	110,184	9,724	—	249,489
Dividends from affiliated underlying funds	—	—	27	—	27
Fund expenses absorbed	—	—	12,350	—	12,350
Investment for trustee deferred compensation and retirement plans	—	—	3,010	—	3,010
Other assets	25,615	25,294	29,578	—	80,487

Total assets	4,670,555	4,267,210	13,014,380	—	21,952,145

Liabilities:
Payables for:
Investments purchased	172,432	38,738	—	—	211,170
Fund shares reacquired	2,300	625	26,204	—	29,129
Amount due custodian	—	—	20,817	—	20,817
Accrued fees to affiliates	—	—	19,325	—	19,325
Accrued operating expenses	82,096	83,855	38,352	—	204,303
Trustee deferred compensation and retirement plans	—	—	3,010	—	3,010

Total liabilities	256,828	123,218	107,708	—	487,754

Net assets applicable to shares outstanding	$4,413,727	$4,143,992	$12,906,672	$—	$21,464,391

Net assets consist of:
Shares of beneficial interest	$4,130,151	$3,874,160	$14,707,666	$—	$22,711,977
Undistributed net investment income	13,598	10,517	200,453	—	224,568
Undistributed net realized gain (loss)	(11,308)	(14,529)	(1,162,085)	—	(1,187,922)
Unrealized appreciation (depreciation)	281,286	273,844	(839,362)	—	(284,232)

	$4,413,727	$4,143,992	$12,906,672	$—	$21,464,391

Net assets:
Class A**	3,702,370	3,215,011	7,941,088	(6,917,381)	7,941,088
Class A5	—	—	—	6,917,381	6,917,381
Class B	—	—	1,637,842	—	1,637,842
Class C**	491,060	705,438	1,540,304	(1,196,498)	1,540,304
Class C5	—	—	—	1,196,498	1,196,498
Class I **	108,262	106,523	—	(214,785)	—
Class R**	112,035	117,020	1,765,270	(229,055)	1,765,270
Class R5	—	—	—	229,055	229,055
Class Y	—	—	12,815	214,785	227,600

Institutional Class	—	—	9,353	—	9,353

Shares Outstanding, $0.01 par value per share:
Class A**	342,816	302,828	1,076,004	(645,644)	1,076,004
Class A5	—	—	—	937,314	937,314
Class B	—	—	223,935	—	223,935
Class C**	45,657	66,688	210,936	(112,345)	210,936
Class C5	—	—	—	163,904	163,904
Class I **	10,000	10,000	—	(20,000)	—
Class R**	10,384	11,023	239,873	(21,407)	239,873
Class R5	—	—	—	31,122	31,122
Class Y	—	—	1,735	29,064	30,799

Institutional Class	—	—	1,262	—	1,262

Class A:
Net asset value per share	$10.80	$10.62	$7.38	$—	$7.38
Offering price per share:
(Net asset value of ÷ 94.25% Van Kampen 2020 Retirement Strategy Fund)
(Net asset value of ÷ 94.25% Van Kampen 2025 Retirement Strategy Fund)
(Net asset value of ÷ 94.50% AIM Balanced-Risk Retirement 2020 Fund)	$11.46	$11.27	$7.81	$—	$7.81
Class A5:
Net asset value per share	$—	$—	$—	$—	$7.38
Offering price per share:
(Net asset value of ÷ 94.50% AIM Balanced-Risk Retirement 2020 Fund)	$—	$—	$—	$—	$7.81
Class B:
Net asset value and offering price per share	$—	$—	$7.31	$—	$7.31
Class C:
Net asset value and offering price per share	$10.76	$10.58	$7.30	$—	$7.30
Class C5:
Net asset value and offering price per share	$—	$—	$—	$—	$7.30
Class I:
Net asset value and offering price per share	$10.83	$10.65	$—	$—	$—
Class R:
Net asset value and offering price per share	$10.79	$10.62	$7.36	$—	$7.36
Class R5:
Net asset value and offering price per share	$—	$—	$—	$—	$7.36
Class Y:
Net asset value and offering price per share	$—	$—	$7.39	$—	$7.39
Institutional Class:
Net asset value and offering price per share	$—	$—	$7.41	$—	$7.41

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen 2020 Retirement Strategy Fund’s and Van Kampen 2025 Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen 2020 Retirement Strategy Fund’s, Van Kampen 2025 Retirement Strategy Fund’s and AIM Balanced-Risk Retirement 2020 Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009.

As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2020 Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement 2020 Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement 2020 Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2020 and 2025 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2020 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
For the period ended June 30, 2009
(Unaudited)

						AIM
	Van Kampen	Van Kampen	AIM			Balanced-Risk
	2020 Retirement	2025 Retirement	Balanced-Risk			Retirement 2020
	Strategy	Strategy	Retirement 2020			Pro Forma
	Fund*	Fund*	Fund	Adjustments**		Combining

Investment income:
Dividends — unaffiliated underlying fund shares	$18,177	$14,763	$—	$—		$32,940
Dividends — affiliated underlying fund shares	1,093	1,196	432,740	—		435,029
Interest	51	47	—	—		98
Other Income	—	—	56	—		56

Total investment income	19,321	16,006	432,796	—		468,123

Expenses:
Advisory fees	954	916	—	(1,870	)(a)	—
Administrative services fees	19,562	17,240	50,000	(36,802	)(b)	50,000
Custodian fees	17,819	16,654	12,195			46,668
Distribution fees:			—
Class A	1,662	1,526	14,169	(3,188)		14,169
Class A5	—	—	—	3,188		3,188
Class B	—	—	13,960			13,960
Class C	1,519	1,693	9,690	(3,212)		9,690
Class C5	—	—	—	3,212		3,212
Class R	339	338	6,097	(677)		6,097
Class R5	—	—	—	677		677
Transfer agent fees—A, A5, B, C, C5, R, R5 and Y	26,261	20,156	28,321			74,738
Transfer agent fees—Institutional	—	—	12			12
Trustees’ and officer’s fees and benefits	3,597	4,183	17,941	(7,780	)(c)	17,941
Registration & filing fees	6,548	10,150	61,198			77,896
Reports to shareholders	35,844	40,050	11,351	(11,000	)(d)	76,245
Professional services fees	86,590	91,075	41,067	(142,330	)(e)	76,402
Other	8,147	8,301	12,517			28,965

Total expenses	208,842	212,282	278,518	(199,782)		499,860

Less: Fees waived and expenses reimbursed	(203,119)	(206,714)	(227,822)	262,737	(a)	(374,918)

Net expenses	5,723	5,568	50,696	62,955		124,942

Net investment income	13,598	10,438	382,100	(62,955)		343,181

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities — unaffiliated underlying fund shares	(10,666)	(13,440)	—	—		(24,106)
Investment securities — affiliated underlying fund shares ***	(642)	(1,089)	(999,432)	—		(1,001,163)

	(11,308)	(14,529)	(999,432)	—		(1,025,269)

Net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underlying fund shares	265,324	253,325	—	—		518,649
Investment securities — affiliated underying fund shares	15,962	20,519	(253,825)	—		(217,344)

	281,286	273,844	(253,825)	—		301,305

Net realized and unrealized gain (loss)	269,978	259,315	(1,253,257)	—		(723,964)

Net increase (decrease) in net assets resulting from operations	283,576	269,753	(871,157)	(62,955)		(380,783)

*	For the period October 23, 2008 (commencement date) to June 30, 2009

**	See NOTE 2 Pro Forma Adjustments. Also, as of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2020 Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2020 & 2025 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2020 Fund.

***	Includes gains (losses) from securities sold to affilates of $(13,730) for AIM Balanced Risk Retirement 2020 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
June 30, 2009
(Unaudited)

Shares						Value
			AIM						AIM
			Balanced-Risk						Balanced-Risk
Van Kampen	Van Kampen	AIM	Retirement 2020			Van Kampen	Van Kampen	AIM	Retirement 2020
2020 Retirement	2025 Retirement	Balanced-Risk	Fund			2020 Retirement	2025 Retirement	Balanced-Risk	Fund
Strategy	Strategy	Retirement 2020	Pro Forma			Strategy	Strategy	Retirement 2020	Pro Forma
Fund	Fund	Fund	Combining			Fund	Fund	Fund	Combining

				Domestic Equity Funds—38.47%
—	—	77,875	77,875	AIM Diversified Dividend Fund	(b)	$—	$—	$696,204	$696,204
—	—	59,631	59,631	AIM Structured Growth Fund	(b)	—	—	429,939	429,939
—	—	60,921	60,921	AIM Structured Value Fund	(b)	—	—	421,569	421,569
—	—	32,861	32,861	AIM Trimark Small Companies Fund	(b)	—	—	316,449	316,449
—	—	34,064	34,064	PowerShares Dynamic Large Cap Growth Portfolio-ETF	(b)	—	—	393,439	393,439
—	—	29,195	29,195	PowerShares Dynamic Large Cap Value Portfolio-ETF	(b)	—	—	416,321	416,321
—	—	34,965	34,965	PowerShares Dynamic Small Cap Growth Portfolio-ETF	(b)(c)	—	—	387,762	387,762
—	—	35,426	35,426	PowerShares Dynamic Small Cap Value Portfolio-ETF	(b)	—	—	370,556	370,556
—	—	26,697	26,697	PowerShares FTSE RAFI US 1000 Portfolio-ETF	(b)	—	—	994,196	994,196
—	—	13,840	13,840	PowerShares FTSE RAFI US 1500 Small Mid Portfolio-ETF	(b)	—	—	517,616	517,616
29,722	30,808	—	60,530	Russell U.S. Core Equity Fund — Class Y	(d)	596,527	618,325	—	1,214,852
28,120	29,145	—	57,265	Russell U.S. Small & Mid Cap Fund- Class Y	(d)	409,434	424,347	—	833,781
10,986	11,292	—	22,278	Van Kampen American Value Fund	(e)	192,257	197,607	—	389,864
15,131	15,531	—	30,662	Van Kampen Capital Growth Fund	(e)	130,280	133,722	—	264,002
15,532	15,945	—	31,477	Van Kampen Core Equity Fund	(e)	91,483	93,917	—	185,400
11,469	11,757	—	23,226	Van Kampen Growth and Income Fund	(e)	158,845	162,837	—	321,682
2,734	2,913	—	5,647	Van Kampen Mid Cap Growth Fund	(e)	50,384	53,685	—	104,069

				Total Domestic Equity Funds		1,629,210	1,684,440	4,944,051	8,257,701

				Fixed-Income Funds—39.46%
—	—	351,991	351,991	AIM Core Bond Fund	(b)	—	—	2,956,721	2,956,721
—	—	69,066	69,066	AIM Floating Rate Fund	(b)	—	—	467,577	467,577
—	—	317,425	317,425	AIM High Yield Fund	(b)	—	—	1,095,117	1,095,117
—	—	33,265	33,265	AIM International Total Return Fund	(b)	—	—	356,271	356,271
—	—	66,683	66,683	AIM Short Term Bond Fund	(b)	—	—	564,141	564,141
—	—	37,152	37,152	AIM U.S. Government Fund	(b)	—	—	327,308	327,308
7,681	5,666	—	13,347	iShares Barclays U.S. Treasury Inflation Protected Securities Fund	(d)	780,620	575,835	—	1,356,455
81,542	60,156	—	141,698	Russell Strategic Bond Fund — Class Y	(d)	774,652	571,478	—	1,346,130

				Total Fixed- Income Funds		1,555,272	1,147,313	5,767,135	8,469,720

				Foreign Equity Funds—17.01%
—	—	22,468	22,468	AIM International Core Equity Fund	(b)	—	—	201,083	201,083
—	—	21,307	21,307	AIM International Growth Fund	(b)	—	—	445,324	445,324
—	—	16,119	16,119	PowerShares FTSE RAFI Developed Markets ex-US Portfolio-ETF	(b)	—	—	497,916	497,916
—	—	20,870	20,870	PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio-ETF	(b)	—	—	364,807	364,807
—	—	30,129	30,129	PowerShares International Dividend Achievers Portfolio-ETF	(b)	—	—	344,676	344,676
15,104	15,600	—	30,704	Russell Emerging Markets Fund — Class Y	(d)	205,867	212,632	—	418,499
19,634	20,350	—	39,984	Russell International Developed Markets Fund -Class Y	(d)	496,548	514,651	—	1,011,199
3,431	3,636	—	7,067	Van Kampen Emerging Markets Fund	(e)	37,705	39,957	—	77,662
10,871	11,153	—	22,024	Van Kampen International Growth Fund	(e)	143,601	147,333	—	290,934

				Total Foreign Equity Funds		883,721	914,573	1,853,806	3,652,100

				Real Estate Funds—4.57%
—	—	23,988	23,988	AIM Real Estate Fund	(b)	—	—	300,331	300,331
—	—	13,958	13,958	AIM Select Real Estate Income Fund	(b)	—	—	77,050	77,050
12,363	15,418	—	27,781	Russell Real Estate Securities Fund — Class Y	(d)	268,156	334,406	—	602,562

				Total Real Estate Funds		268,156	334,406	377,381	979,943

				Money Market Funds—0.03%
—	—	2,714	2,714	Liquid Assets Portfolio	(b)	—	—	2,714	2,714
—	—	2,714	2,714	STIC Prime Portfolio	(b)	—	—	2,714	2,714

				Total Money Market Funds		—	—	5,428	5,428

				TOTAL INVESTMENTS (Excluding Repurchase Agreements)—99.54% (Cost $21,649,124)		4,336,359	4,080,732	12,947,801	21,364,892

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
June 30, 2009
(Unaudited)

Repurchase Amount						Value
			AIM						AIM
			Balanced-Risk						Balanced-Risk
Van Kampen	Van Kampen	AIM	Retirement 2020			Van Kampen	Van Kampen	AIM	Retirement 2020
2020 Retirement	2025 Retirement	Balanced-Risk	Fund			2020 Retirement	2025 Retirement	Balanced-Risk	Fund
Strategy	Strategy	Retirement 2020	Pro Forma			Strategy	Strategy	Retirement 2020	Pro Forma
Fund	Fund	Fund	Combining			Fund	Fund	Fund	Combining

				Repurchase Agreements—1.07%	(f)

$10,007	$—	$—	$10,007	Banc of America Securities-LLC ($10,007 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $10,007)		10,007	—	—	10,007

—	2,851	—	2,851	Banc of America Securities-LLC ($2,851 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $2,851)		—	2,851	—	2,851

168,993	—	—	168,993	JPMorgan Securities Inc ($168,993 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $168,993)		168,993	—	—	168,993

—	48,149	—	48,149	JPMorgan Securities Inc ($48,149 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $48,149)		—	48,149	—	48,149

				Total Repurchase Agreements—1.07% (Cost $230,000)		179,000	51,000	—	230,000

				TOTAL INVESTMENTS—100.61% (Cost $21,879,124)		4,515,359	4,131,732	12,947,801	21,594,892

				OTHER ASSETS LESS LIABILITIES—(0.61%)		(101,632)	12,260	(41,129)	(130,501)

				NET ASSETS—100.00%		$4,413,727	$4,143,992	$12,906,672	$21,464,391

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Pro Forma Combining Schedule of Investments:

(a)	At June 30, 2009 all securities held by Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund do not comply with the investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement 2020 Fund and as such, will be liquidated prior to the reorganization.

Effective November 4, 2009, AIM Independence 2020 Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds [or 100% ABRA]. In addition, the Fund changed its name to AIM Balanced-Risk Retirement 2020 Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non affiliate of the Fund, its investment advisor, or Van Kampen Asset Management (“Van Kampen”).

(e)	The underlying fund is an affiliate of Van Kampen. The underlying fund invest in Class I shares of the Van Kampen mutual funds listed.

(f)	Principal amount equals value at period end.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund
into AIM Balanced-Risk Retirement 2020 Fund
June 30, 2009
(Unaudited)
NOTE 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen 2020 Retirement Strategy Fund and Van Kampen 2025 Retirement Strategy Fund (the “Selling Funds”) into AIM Balanced-Risk Retirement 2020 Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Funds as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Funds. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Funds at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. The Selling Funds and Acquiring Fund are series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of the Selling Funds and the distribution of Acquiring Fund shares to the Selling Funds’ shareholders. If the Plan had taken place at June 30, 2009, Van Kampen 2020 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 501,676, 67,269, 15,222 and 14,650 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Van Kampen 2025 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have 435,638, 96,935, 15,900 and 14,414 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of the Selling Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
NOTE 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Funds and reflect the advisory fee agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total

Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.32%, 1.07%, 1.07%, 0.57%, 0.07% and 0. 07% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16%, 0.66% and 0.16% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the period ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $7,780 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $11,000 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $142,330 to eliminate the effects of duplicative fees for audit and legal services.
NOTE 3 — Reorganization Costs
The Selling Funds are expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Fund carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Funds and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
NOTE 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
NOTE 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 6 — Federal Income Taxes
The Selling Funds and the Acquiring Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
NOTE 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities				Repurchase Agreements
Fund Name	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Van Kampen 2020 Retirement Strategy Fund	$4,336,359	$—	$—	$4,336,359	$—	$179,000	$—	$179,000
Van Kampen 2025 Retirement Strategy Fund	4,080,732	—	—	4,080,732	—	51,000	—	51,000
AIM Balanced-Risk Retirement 2020 Fund	12,947,801	—	—	12,947,801	—	—	—	—
AIM Balanced-Risk Retirement 2020 Fund Pro Forma Combining	$21,364,892	$—	$—	$21,364,892	$—	$230,000	$—	$230,000

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
June 30, 2009
(Unaudited)

					AIM
	Van Kampen	Van Kampen	AIM		Balanced-Risk
	2030 Retirement	2035 Retirement	Balanced-Risk		Retirement 2030
	Strategy	Strategy	Retirement 2030		Pro Forma
	Fund	Fund	Fund	Adjustments *	Combining

Assets:
Investments in unaffiliated underlying funds, at value	$2,515,007	$1,282,726	$—	$—	$3,797,733
(Cost $2,323,212 — Van Kampen 2030 Retirement Strategy Fund)
(Cost $1,179,552 — Van Kampen 2035 Retirement Strategy Fund)
(Cost $3,579,764 — Pro Forma Combining)
Investments in affiliated underlying funds, at value	727,317	435,483	11,299,909	—	12,462,709
(Cost $661,400 — Van Kampen 2030 Retirement Strategy Fund)
(Cost $399,786 — Van Kampen 2035 Retirement Strategy Fund)
(Cost $12,574,912 — AIM Balanced-Risk Retirement 2030 Fund)
(Cost $13,636,098 — Pro Forma Combining)

Repurchase Agreements, at value and cost	69,000	8,000	—	—	77,000

Total Investments	3,311,324	1,726,209	11,299,909	—	16,337,442
(Cost $3,053,612 — Van Kampen 2030 Retirement Strategy Fund)
(Cost $1,587,338 — Van Kampen 2035 Retirement Strategy Fund)
(cost $12,574,912 — AIM Balanced-Risk Retirement 2030 Fund)
(Cost $17,215,862 — Pro Forma Combining)
Receivables for:
Investments sold	—	—	20,533	—	20,533
Fund shares sold	45,604	78,405	25,624	—	149,633
Dividends from affiliated underlying funds	—	—	33	—	33
Fund expenses absorbed	—	—	12,993	—	12,993
Investment for trustee deferred compensation and retirement plans	—	—	3,007	—	3,007
Other assets	25,168	25,706	25,904	—	76,778

Total assets	3,382,096	1,830,320	11,388,003	—	16,600,419

Liabilities:
Payables for:
Investments purchased	58,000	6,532	—	—	64,532
Investments purchased from affiliates			69,181		69,181
Fund shares reacquired	2,140	—	62,844	—	64,984
Amount due custodian	—	—	24,515	—	24,515
Accrued fees to affiliates	—	—	20,075	—	20,075
Accrued operating expenses	84,109	76,376	34,317	—	194,802
Trustee deferred compensation and retirement plans	—	—	3,007	—	3,007

Total liabilities	144,249	82,908	213,939	—	441,096

Net assets applicable to shares outstanding	$3,237,847	$1,747,412	$11,174,064	$—	$16,159,323

Net assets consist of:
Shares of beneficial interest	$2,989,228	$1,610,308	$13,031,373	$—	$17,630,909
Undistributed net investment income	8,226	4,584	132,242	—	145,052
Undistributed net realized gain (loss)	(17,319)	(6,351)	(714,548)	—	(738,218)
Unrealized appreciation (depreciation)	257,712	138,871	(1,275,003)	—	(878,420)

	$3,237,847	$1,747,412	$11,174,064	$—	$16,159,323

Net assets:
Class A**	2,397,266	1,176,920	4,941,167	(3,574,186)	4,941,167
Class A5	—	—	—	3,574,186	3,574,186
Class B	—	—	1,902,484	—	1,902,484
Class C**	613,058	349,540	1,474,577	(962,598)	1,474,577
Class C5	—	—		962,598	962,598
Class I **	108,118	110,610	—	(218,728)	—
Class R**	119,405	110,342	2,788,344	(229,747)	2,788,344
Class R5	—	—	—	229,747	229,747
Class Y	—	—	58,579	218,728	277,307

Institutional Class	—	—	8,913	—	8,913

Shares Outstanding, $0.01 par value per share:
Class A**	222,602	106,621	720,790	(329,223)	720,790
Class A5	—	—	—	521,018	521,018
Class B	—	—	279,477	—	279,477
Class C**	57,076	31,720	216,661	(88,796)	216,661
Class C5	—	—	—	141,351	141,351
Class I **	10,000	10,000	—	(20,000)	—
Class R**	11,082	10,010	408,212	(21,092)	408,212
Class R5	—	—	—	33,638	33,638
Class Y	—	—	8,531	31,834	40,365

Institutional Class	—	—	1,296	—	1,296

Class A:
Net asset value per share	$10.77	$11.04	$6.86	$—	$6.86
Offering price per share:
(Net asset value of $10.77 ÷ 94.25% — Van Kampen 2030 Retirement Strategy Fund)
(Net asset value of $11.04 ÷ 94.25% — Van Kampen 2035 Retirement Strategy Fund)
(Net asset value of $6.86 ÷ 94.50% — AIM Balanced-Risk Retirement 2030 Fund)	$11.43	$11.71	$7.26	$—	$7.26
Class A5:
Net asset value per share	$—	$—	$—	$—	$6.86
Offering price per share:
(Net asset value of ÷ 94.50% AIM Balanced-Risk Retirement 2030 Fund)	$—	$—	$—	$—	$7.26
Class B:
Net asset value and offering price per share	$—	$—	$6.81	$—	$6.81
Class C:
Net asset value and offering price per share	$10.74	$11.02	$6.81	$—	$6.81
Class C5:
Net asset value and offering price per share	$—	$—	$—	$—	$6.81
Class I:
Net asset value and offering price per share	$10.81	$11.06	$—	$—	$—
Class R:
Net asset value and offering price per share	$10.77	$11.02	$6.83	$—	$6.83
Class R5:
Net asset value and offering price per share	$—	$—	$—	$—	$6.83
Class Y:
Net asset value and offering price per share	$—	$—	$6.87	$—	$6.87
Institutional Class:
Net asset value and offering price per share	$—	$—	$6.87	$—	$6.87

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen 2030 Retirement Strategy Fund’s and Van Kampen 2035 Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen 2030 Retirement Strategy Fund’s, Van Kampen 2035 Retirement Strategy Fund’s and AIM Balanced-Risk Retirement 2030 Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009. As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2030 Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement 2030 Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement 2030 Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2030 & 2035 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2030 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
For the year ended June 30, 2009
(Unaudited)

						AIM
	Van Kampen	Van Kampen	AIM			Balanced-Risk
	2030 Retirement	2035 Retirement	Balanced-Risk			Retirement 2030
	Strategy	Strategy	Retirement 2030			Pro Forma
	Fund*	Fund*	Fund*	Adjustments**		Combining

Investment income:
Dividends from unaffiliated underlying funds	$11,680	$5,607	$—	$—		$17,287

Dividends from affiliated underlying funds	1,342	1,118	285,541	—		288,001
Interest	31	18	—	—		49
Other Income	—	—	55	—		55

Total investment income	13,053	6,743	285,596	—		305,392

Expenses:
Advisory fees	825	465	—	(1,290	)(a)	—
Administrative services fees	18,588	20,899	50,000	(39,487	)(b)	50,000
Custodian fees	11,125	11,924	12,160			35,209
Distribution fees:
Class A	1,310	536	8,187	(1,846)		8,187
Class A5	—	—	—	1,846		1,846
Class B	—	—	14,456			14,456
Class C	1,638	685	10,778	(2,323)		10,778
Class C5	—	—	—	2,323		2,323
Class R	342	335	8,536	(677)		8,536
Class R5	—	—	—	677		677
Transfer agent fees—A, A5, B, C, C5, I, R, R5 and Y	32,486	22,367	30,566			85,419
Transfer agent fees—Institutional	—	—	9			9
Trustees’ and officer’s fees and benefits	6,169	3,577	17,913	(9,746	)(c)	17,913
Registration & filing fees	7,405	6,463	64,523			78,391
Reports to shareholders	40,153	35,852	7,546	(72,551	)(d)	11,000
Professional services fees	86,806	88,972	40,957	(142,290	)(e)	74,445
Other	7,767	8,177	12,322			28,266

Total expenses	214,614	200,252	277,953	(265,364)		427,455

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(209,788)	(198,093)	(228,129)	265,157	(a)	(370,853)

Net expenses	4,826	2,159	49,824	(207)		56,602

Net investment income	8,227	4,584	235,772	207		248,790

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities — unaffiliated underlying fund shares	(15,534)	(5,295)	—	—		(20,829)
Investment securities — affiliated underlying fund shares ***	(1,785)	(1,056)	(642,981)	—		(645,822)

	(17,319)	(6,351)	(642,981)	—		(666,651)

Net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underlying fund shares	231,148	115,787	—	—		346,935
Investment securities — affiliated underlying fund shares ***	26,564	23,084	(624,748)	—		(575,100)

	257,712	138,871	(624,748)	—		(228,165)

Net realized and unrealized gain (loss)	240,393	132,520	(1,267,729)	—		(894,816)

Net increase (decrease) in net assets resulting from operations	$248,620	$137,104	$(1,031,957)	$207		$(646,026)

*	For the period October 23, 2008 (commencement date) to June 30, 2009.

**	See Note 2 Pro Forma Adjustments. Also, as of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2030 Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2030 & 2035 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2030 Fund.

***	Includes gain (loss) from securities sold to affiliates of $(90,221).
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
June 30, 2009
(Unaudited)

Shares						Value
			AIM						AIM
			Balanced-Risk						Balanced-Risk
Van Kampen	Van Kampen	AIM	Retirement 2030			Van Kampen	Van Kampen	AIM	Retirement 2030
2030 Retirement	2035 Retirement	Balanced-Risk	Fund			2030 Retirement	2035 Retirement	Balanced-Risk	Fund
Strategy	Strategy	Retirement 2030	Pro Forma			Strategy	Strategy	Retirement 2030	Pro Forma
Fund	Fund	Fund	Combining			Fund	Fund	Fund	Combining

				Domestic Equity Funds—50.15%
—	—	81,694	81,694	AIM Diversified Dividend Fund	(b)	$—	$—	$730,345	$730,345
—	—	62,873	62,873	AIM Structured Growth Fund	(b)	—	—	453,318	453,318
—	—	64,236	64,236	AIM Structured Value Fund	(b)	—	—	444,513	444,513
—	—	46,711	46,711	AIM Trimark Small Companies Fund	(b)	—	—	449,828	449,828
—	—	36,651	36,651	PowerShares Dynamic Large Cap Growth Portfolio-ETF	(b)	—	—	423,319	423,319
—	—	31,631	31,631	PowerShares Dynamic Large Cap Value Portfolio-ETF	(b)	—	—	451,058	451,058
—	—	47,893	47,893	PowerShares Dynamic Small Cap Growth Portfolio-ETF	(b)(c)	—	—	531,133	531,133
—	—	48,812	48,812	PowerShares Dynamic Small Cap Value Portfolio-ETF	(b)	—	—	510,573	510,573
—	—	28,794	28,794	PowerShares FTSE RAFI US 1000 Portfolio-ETF	(b)	—	—	1,072,288	1,072,288
—	—	18,392	18,392	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio-ETF	(b)	—	—	687,861	687,861
27,058	15,909	—	42,967	Russell U.S. Core Equity Fund-Class Y	(d)	543,054	319,288	—	862,342
25,599	14,983	—	40,582	Russell U.S. Small & Mid Cap Fund-Class Y	(d)	372,726	218,156	—	590,882
9,882	5,884	—	15,766	Van Kampen American Value Fund	(e)	172,938	102,976	—	275,914
13,776	8,087	—	21,863	Van Kampen Capital Growth Fund	(e)	118,612	69,632	—	188,244
14,012	8,343	—	22,355	Van Kampen Core Equity Fund	(e)	82,530	49,139	—	131,669
10,330	6,151	—	16,481	Van Kampen Growth and Income Fund	(e)	143,062	85,188	—	228,250
2,465	1,477	—	3,942	Van Kampen Mid Cap Growth Fund	(e)	45,429	27,210	—	72,639

						1,478,351	871,589	5,754,236	8,104,176

				Fixed-Income Funds—21.98%
—	—	167,325	167,325	AIM Core Bond Fund	(b)	—	—	1,405,531	1,405,531
—	—	10,509	10,509	AIM Floating Rate Fund	(b)	—	—	71,145	71,145
—	—	335,459	335,459	AIM High Yield Fund	(b)	—	—	1,157,334	1,157,334
—	—	5,320	5,320	AIM International Total Return Fund	(b)	—	—	56,974	56,974
—	—	6,546	6,546	AIM Short Term Bond Fund	(b)	—	—	55,380	55,380
3,120	856	—	3,976	iShares Barclays U.S. Treasury Inflation Protected Securities Fund	(d)	317,086	86,995	—	404,081
33,121	9,086	—	42,207	Russell Strategic Bond Fund-Class Y	(d)	314,652	86,318	—	400,970

						631,738	173,313	2,746,364	3,551,415

				Foreign Equity Funds—21.98%
—	—	24,307	24,307	AIM International Core Equity Fund	(b)	—	—	217,551	217,551
—	—	27,522	27,522	AIM International Growth Fund	(b)	—	—	575,218	575,218
—	—	18,618	18,618	PowerShares FTSE RAFI Developed Markets ex-US Portfolio-ETF	(b)	—	—	575,110	575,110
—	—	26,518	26,518	PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio-ETF	(b)	—	—	463,535	463,535
—	—	36,374	36,374	PowerShares International Dividend Achievers Portfolio-ETF	(b)	—	—	416,118	416,118
13,749	9,699	—	23,448	Russell Emerging Markets Fund-Class Y	(d)	187,403	132,201	—	319,604
17,874	10,524	—	28,398	Russell International Developed Markets Fund-Class	(c)(d)	452,026	266,156	—	718,182
3,095	2,227	—	5,322	Van Kampen Emerging Markets Fund	(e)	34,016	24,469	—	58,485
9,896	5,819	—	15,715	Van Kampen International Growth Fund	(e)	130,729	76,869	—	207,598

						804,174	499,695	2,247,532	3,551,401

				Real Estate Funds—5.83%
—	—	50,081	50,081	AIM Real Estate Fund	(b)	—	—	375,107	375,107
—	—	5,182	5,182	AIM Select Real Estate Income Fund	(b)	—	—	64,872	64,872
15,125	8,004	—	23,129	Russell Real Estate Securities Fund-Class Y	(d)	328,061	173,612	—	501,673

						328,061	173,612	439,979	941,652

				Money Market Funds—0.69%
—	—	55,899	55,899	Liquid Assets Portfolio	(b)	—	—	55,899	55,899
—	—	55,899	55,899	STIC Prime Portfolio	(b)	—	—	55,899	55,899

				Total Money Market Funds		—	—	111,798	111,798

				TOTAL INVESTMENTS (excluding Repurchase Agreements)—100.63% (Cost $17,138,862)		3,242,324	1,718,209	11,299,909	16,260,442

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
June 30, 2009
(Unaudited)

Repurchase Amount					Value
			AIM					AIM
			Balanced-Risk					Balanced-Risk
Van Kampen	Van Kampen	AIM	Retirement 2030		Van Kampen	Van Kampen	AIM	Retirement 2030
2030 Retirement	2035 Retirement	Balanced-Risk	Fund		2030 Retirement	2035 Retirement	Balanced-Risk	Fund
Strategy	Strategy	Retirement 2030	Pro Forma		Strategy	Strategy	Retirement 2030	Pro Forma
Fund	Fund	Fund	Combining		Fund	Fund	Fund	Combining

				Repurchase Agreements—0.47%
$3,857	$—	$—	$3,857	Banc of America Securities ($3,857 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.60%, dated 06/30/09, to be sold on 07/01/09)	$3,857	$—	$—	$3,857
—	447	—	447	Banc of America Securities ($447 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.60%, dated 06/30/09, to be sold on 07/01/09)	—	447	—	447
65,144	—	—	65,144	JPMorgan Chase & Co. ($65,143 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.50%, dated 06/30/09, to be sold on 07/01/09)	65,143	—		65,143
—	7,553	—	7,553	JPMorgan Chase & Co. ($7,553 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.50%, dated 06/30/09, to be sold on 07/01/09)	—	7,553	—	7,553

				Total Repurchase Agreements—0.47% (Cost $77,000)	69,000	8,000	—	77,000

				TOTAL INVESTMENTS—101.10% (Cost $17,215,862)	3,311,324	1,726,209	11,299,909	16,337,442

				OTHER ASSETS LESS LIABILITIES—(1.10%)	(73,477)	21,203	(125,845)	(178,119)

				NET ASSETS—100.00%	$3,237,847	$1,747,412	$11,174,064	$16,159,323

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Pro Forma Combining Schedule of Investments:
(a)	At June 30, 2009 all securities held by Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund do not comply with the investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement 2030 Fund and as such, will be liquidated prior to the reorganization. Effective November 4, 2009, AIM Independence 2030 Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds [or 100% ABRA]. In addition, the Fund changed its name to AIM Balance-Risk Retirement 2030 Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non affiliate of the fund, its investments advisor, or Van Kampen Asset Management (“Van Kampen”).

(e)	The underlying fund is an affiliate of Van Kampen. The underlying fund invest in Class I shares of the Van Kampen mutual funds listed.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund into AIM
Balanced-Risk Retirement 2030 Fund
June 30, 2009
(Unaudited)
Note 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen 2030 Retirement Strategy Fund and Van Kampen 2035 Retirement Strategy Fund (the “Selling Funds”) into AIM Balanced-Risk Retirement 2030 Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Funds as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Funds. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Funds at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. The Selling Funds and Acquiring Fund are series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of the Selling Funds and the distribution of Acquiring Fund shares to the Selling Funds’ shareholders. If the Plan had taken place at June 30, 2009, Van Kampen 2030 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 349,456, 90,023, 17,482 and 15,736 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Van Kampen 2035 Retirement Strategy Fund —Class A, Class C, Class I and Class R shareholders would have received 171,562, 51,328, 16,156 and 16,098 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of the Selling Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Note 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Funds and reflect the advisory agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total

Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.35%, 1.10%, 1.10%, 0.60%, 0.10% and 0.10% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.29%, 1.04%, 0.54% and 0.04% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the year ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $9,746 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $72,551 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $142,290 to eliminate the effects of duplicative fees for audit and legal services.
Note 3 — Reorganization Costs
The Selling Funds are expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Funds carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Funds and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
Note 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
Note 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 6 — Federal Income Taxes
The Selling Funds and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fundwill not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Note 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities				Repurchase Agreements
Fund Name	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Van Kampen 2030 Retirement Strategy Fund	$3,242,324	$—	$—	$3,242,324	$—	$69,000	$—	$69,000
Van Kampen 2035 Retirement Strategy Fund	1,718,209	—	—	1,718,209	—	8,000	—	8,000
AIM Balanced-Risk Retirement 2030 Allocation Fund	11,299,909	—	—	11,299,909	—	—	—	—
AIM Balanced-Risk Retirement 2030 Allocation Fund Pro Forma Combining	$16,260,442	$—	$—	$16,260,442	$—	$77,000	$—	$77,000

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Independence 2040 Fund)
For the year ended June 30, 2009
(Unaudited)

					AIM
	Van Kampen	Van Kampen	AIM		Balanced-Risk
	2040 Retirement	2045 Retirement	Balanced-Risk		Retirement 2040 Fund
	Strategy	Strategy	Retirement 2040		Pro Forma
	Fund	Fund	Fund	Adjustments *	Combining

Assets:
Investments in unaffiliated underlying funds, at value	883,360	569,056	—	—	$1,452,416
(Cost $817,577 — Van Kampen 2040 Retirement Strategy Fund)
(Cost $602,295 — Van Kampen 2045 Retirement Strategy Fund)
(Cost $1,419,872 — Pro Forma Combining)
Investments in affiliated underlying funds, at value	292,868	305,179	5,870,425	—	6,468,472
(Cost $271,399 — Van Kampen 2040 Retirement Strategy Fund)
(Cost $196,467 — Van Kampen 2045 Retirement Strategy Fund)
(Cost $6,258,846 — AIM Balanced-Risk Retirement 2040 Fund)
(Cost $6,726,712 — Pro Forma Combining)
Repurchase Agreements (at value and cost)	—	1,000	—	—	1,000

Total Investments	1,176,228	875,235	5,870,425	—	7,921,888
(Cost $1,088,976 — Van Kampen 2040 Retirement Strategy Fund)
(Cost $799,762 — Van Kampen 2045 Retirement Strategy Fund)
(Cost $6,258,846 — AIM Balanced-Risk Retirement 2040 Fund)
(Cost $8,147,584 — Pro Forma Combining)
Receivables for:
Fund shares sold	40,949	10,376	15,262	—	66,587
Dividends from affiliated underlying funds	—	—	19	—	19
Fund expenses absorbed	—	—	8,244	—	8,244
Investment for trustee deferred compensation and retirement plans	—	—	3,001	—	3,001
Other assets	25,069	25,297	29,050	—	79,416

Total assets	1,242,246	910,908	5,926,001	—	8,079,155

Liabilities:
Payables for:					—
Investments purchased	6,670	845	—	—	7,515
Investments purchased from affiliates	—		99,773		99,773
Fund shares reacquired	—	—	4,680	—	4,680
Amount due custodian	3,516	—	13,998	—	17,514
Accrued fees to affiliates	—	—	10,319	—	10,319
Accrued operating expenses	81,763	69,131	34,118	—	185,012
Trustee deferred compensation and retirement plans	—	—	3,001	—	3,001

Total liabilities	91,949	69,976	165,889	—	327,814

Net assets applicable to shares outstanding	$1,150,297	$840,932	$5,760,112	$—	$7,751,341

Net assets consist of:
Shares of beneficial interest	$1,060,002	$762,465	$6,549,735	$—	$8,372,202
Undistributed net investment income	4,305	3,889	51,159	—	59,353
Undistributed net realized gain (loss)	(1,262)	(895)	(452,361)	—	(454,518)
Unrealized appreciation (depreciation)	87,252	75,473	(388,421)	—	(225,696)

	$1,150,297	$840,932	$5,760,112	$—	$7,751,341

Net assets:
Class A**	$698,029	$427,545	$3,019,201	$(1,125,574)	$3,019,201
Class A5	$—	$—	$—	$1,125,574	$1,125,574
Class B	$—	$—	$616,882	$—	$616,882
Class C**	$229,255	$188,847	$935,701	$(418,102)	$935,701
Class C5	$—	$—	$—	$418,102	$418,102
Class I **	$111,697	$112,244	$—	$(223,941)	$—
Class R**	$111,316	$112,296	$1,106,270	$(223,612)	$1,106,270
Class R5	$—		$—	$223,612	$223,612
Class Y	$—	$—	$72,551	$223,941	$296,492

Institutional Class	$—	$—	$9,507	$—	$9,507

Shares Outstanding, $0.01 par value per share:
Class A**	62,621	38,157	457,761	(100,778)	457,761
Class A5	—	—	—	170,542	170,542
Class B	—	—	94,250	—	94,250
Class C**	20,593	16,862	143,015	(37,455)	143,015
Class C5	—	—	—	63,904	63,904
Class I **	10,000	10,000	—	(20,000)	—
Class R**	10,000	10,039	168,336	(20,039)	168,336
Class R5	—	—	—	34,035	34,035
Class Y	—	—	10,985	33,930	44,915

Institutional Class	—	—	1,438	—	1,438

Class A:
Net asset value per share	$11.15	$11.20	$6.60	—	$6.60
Offering price per share:
(Net asset value of $11.15 ÷ 94.25% — Van Kampen 2040 Retirement Strategy Fund)
(Net asset value of $11.20 ÷ 94.25% — Van Kampen 2045 Retirement Strategy Fund)
(Net asset value of $6.60 ÷ 94.50% — AIM Balanced-Risk Retirement 2040 Fund)	$11.83	$11.88	$—	—	$6.98
Class A5:
Net asset value per share	$—	$—	$—	—	$6.60
Offering price per share:
(Net asset value of $6.60 ÷ 94.50% — AIM Balanced-Risk Retirement 2010 Fund)	$—	$—	$—	—	$6.98
Class B:
Net asset value and offering price per share	$—	$—	$6.55	—	$6.55
Class C:
Net asset value and offering price per share	$11.13	$11.20	$6.54	—	$6.54
Class C5:
Net asset value and offering price per share	$—	$—	$—	—	$6.54
Class I
Net asset value and offering price per share	$11.17	$11.22	$—	—	$—
Class R:
Net asset value and offering price per share	$11.13	$11.19	$6.57	—	$6.57
Class R5:
Net asset value and offering price per share	$—	$—	$—	—	$6.57
Class Y:
Net asset value and offering price per share	$—	$—	$6.60	—	$6.60
Institutional Class:
Net asset value and offering price per share	$—	$—	$6.61	—	$6.61

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen 2040 Retirement Strategy Fund’s and Van Kampen 2045 Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen 2040 Retirement Strategy Fund’s and Van Kampen 2045 Retirement Strategy Fund’s and AIM Balanced-Risk Retirement Now Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009. As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2040 Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement 2040 Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement 2040 Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2040 & 2045 Retirement Strategy Funds were converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2040 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Independence 2040 Fund)
For the year ended June 30, 2009
(Unaudited)

						AIM
	Van Kampen	Van Kampen	AIM			Balanced-Risk
	2040 Retirement	2045 Retirement	Balanced-Risk			Retirement 2040 Fund
	Strategy	Strategy	Retirement 2040			Pro Forma
	Fund*	Fund*	Fund	Adjustments**		Combining

Investment income:
Dividends from unaffiliated underlying funds	$4,772	$4,094	$—	$—		$8,866
Dividends from affiliated underlying funds	1,098	1,047	108,956	$—		$111,101
Interest	10	7	—	—		17
Other Income	—	—	54	—		54

Total investment income	5,880	5,148	109,010	—		120,038

Expenses:
Advisory fees	379	340	—	(719	)(a)	—
Administrative services fees	19,541	16,688	50,000	(36,229	)(b)	50,000
Custodian fees	10,855	7,294	11,962	—		30,111
Distribution fees:
Class A	377	316	4,552	(693)		4,552
Class A5	—	—	—	693		693
Class B	—	—	5,077	—		5,077
Class C	484	250	6,385	(734)		6,385
Class C5	—	—	—	734		734
Class R	336	337	2,589	(673)		2,589
Class R5	—	—	—	673		673
Transfer agent fees—A, A5, B, C, C5, I, R, R5 and Y	29,726	20,024	21,922	—		71,672
Transfer agent fees—Institutional	—	—	14	—		14
Trustees’ and officer’s fees and benefits	3,617	3,878	17,853	(7,495	)(c)	17,853
Registration & filing fees	6,423	7,455	60,228	—		74,106
Reports to shareholders	35,886	39,683	4,359	(68,928	)(d)	11,000
Professional services fees	88,387	90,670	40,777	(144,983	)(e)	74,851
Other	8,256	8,270	12,187	—		28,713

Total expenses	204,267	195,205	237,905	(258,354)		379,023

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(202,692)	(193,946)	(215,875)	258,637		(353,876)

Net expenses	1,575	1,259	22,030	283		25,147

Net investment income	4,305	3,889	86,980	(283)		94,891

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities — unaffiliated underlying fund shares	(1,026)	(713)	—	—		(1,739)
Investment securities — affiliated underlying fund shares ***	(236)	(182)	(393,986)	—		(394,404)

	(1,262)	(895)	(393,986)	—		(396,143)
Net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underlying fund shares	70,926	60,107	—	—		131,033
Investment securities — affiliated underlying fund shares	16,326	15,366	(75,001)	—		(43,309)

	87,252	75,473	(75,001)	—		87,724

Net increase (decrease) in net assets resulting from operations	$90,295	$78,467	$(382,007)	$(283)		$(213,528)

*	For the period October 23, 2008 (commencement date) to June 30, 2009.

**	See Note 2 Pro Forma Adjustments. Also, as of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2040 Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2040 & 2045 Retirement Strategy Funds will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2040 Fund.

***	Includes gain (loss) from securities sold to affiliates of $(84,346).
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments (a)
of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Independence 2040 Fund)
June 30, 2009
(Unaudited)

Shares						Value
			AIM						AIM
			Balanced-Risk						Balanced-Risk
Van Kampen	Van Kampen	AIM	Retirement 2040			Van Kampen	Van Kampen	AIM	Retirement 2040
2040 Retirement	2045 Retirement	Balanced-Risk	Fund			2040 Retirement	2045 Retirement	Balanced-Risk	Fund
Strategy	Strategy	Retirement 2040	Pro Forma			Strategy	Strategy	Retirement 2040	Pro Forma
Fund	Fund	Fund	Combining			Fund	Fund	Fund	Combining

				Domestic Equity Funds—56.18%
—	—	47,611	47,611	AIM Diversified Dividend Fund	(b)	—	—	425,645	$425,645
—	—	36,564	36,564	AIM Structured Growth Fund	(b)	—	—	263,627	263,627
—	—	37,369	37,369	AIM Structured Value Fund	(b)	—	—	258,595	258,595
—	—	28,107	28,107	AIM Trimark Small Companies Fund	(b)	—	—	270,671	270,671
—	—	21,299	21,299	PowerShares Dynamic Large Cap Growth Portfolio — ETF	(b)	—	—	246,003	246,003
—	—	18,031	18,031	PowerShares Dynamic Large Cap Value Portfolio — ETF	(b)	—	—	257,122	257,122
—	—	28,238	28,238	PowerShares Dynamic Small Cap Growth Portfolio — ETF	(b)(c)	—	—	313,159	313,159
—	—	28,610	28,610	PowerShares Dynamic Small Cap Value Portfolio — ETF	(b)	—	—	299,261	299,261
—	—	16,563	16,563	PowerShares FTSE RAFI US 1000 Portfolio-ETF	(b)	—	—	616,806	616,806
—	—	10,871	10,871	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio-ETF	(b)	—	—	406,575	406,575
10,458	7,734	—	18,192	Russell U.S. Core Equity Fund-Class Y	(d)	209,899	155,220	—	365,119
9,851	7,339	—	17,190	Russell U.S. Small & Mid Cap Fund-Class Y	(d)	143,434	106,851	—	250,285
3,869	2,872	—	6,741	Van Kampen American Value Fund	(e)	67,704	50,259	—	117,963
5,288	3,907	—	9,195	Van Kampen Capital Growth Fund	(e)	45,528	33,639	—	79,167
5,485	3,984	—	9,469	Van Kampen Core Equity Fund	(e)	32,308	23,465	—	55,773
4,044	2,968	—	7,012	Van Kampen Growth and Income Fund	(e)	56,009	41,102	—	97,111
989	720	—	1,709	Van Kampen Mid Cap Growth Fund	(e)	18,229	13,278	—	31,507

				Total Domestic Equity Funds		573,111	423,814	3,357,464	4,354,389

				Fixed-Income Funds—12.75%
—	—	37,043	37,043	AIM Core Bond Fund	(b)	—	—	311,168	311,168
—	—	136,155	136,155	AIM High Yield Fund	(b)	—	—	469,738	469,738
583	440	—	1,023	iShares Barclays U.S. Treasury Inflation Protected Securities Fund	(d)	59,250	44,717	—	103,967
6,190	4,741	—	10,931	Russell Strategic Bond Fund-Class Y	(d)	58,801	45,044	—	103,845

				Total Fixed-Income Funds		118,051	89,761	780,906	988,718

				Foreign Equity Funds—25.44%
—	—	14,672	14,672	AIM International Core Equity Fund	(b)	—	—	131,315	131,315
—	—	16,843	16,843	AIM International Growth Fund	(b)	—	—	352,019	352,019
—	—	10,439	10,439	PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	(b)	—	—	322,461	322,461
—	—	16,072	16,072	PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio-ETF	(b)	—	—	280,938	280,938
—	—	21,434	21,434	PowerShares International Dividend Achievers Portfolio — ETF(b)	(b)	—	—	245,205	245,205
8,714	6,597	—	15,311	Russell Emerging Markets Fund-Class Y	(d)	118,769	89,912	—	208,681
6,918	5,120	—	12,038	Russell International Developed Markets Fund-Class Y	(c)(d)	174,958	129,476	—	304,434
2,033	1,501	—	3,534	Van Kampen Emerging Markets Fund	(e)	22,343	16,491	—	38,834
3,842	2,803	—	6,645	Van Kampen International Growth Fund	(e)	50,747	37,033	—	87,780

				Total Foreign Equity Funds		366,817	272,912	1,331,938	1,971,667

				Real Estate Funds—6.15%
—	—	36,102	36,102	AIM Global Real Estate Fund	(b)(c)	—	—	270,405	270,405
5,452	4,046	—	9,498	Russell Real Estate Securities Fund-Class Y	(d)	118,249	87,748	—	205,997

				Total Real Estate Funds		118,249	87,748	270,405	476,402

				Money Market Funds—1.67%
—	—	64,856	64,856	Liquid Assets Portfolio(b)	(b)	—	—	64,856	64,856
—	—	64,856	64,856	Premier Portfolio(b)	(b)	—	—	64,856	64,856

				Total Money Market Funds		—	—	129,712	129,712

				TOTAL INVESTMENTS (excluding Repurchase Agreements)-102.19% (Cost $8,146,584)		1,176,228	874,235	5,870,425	7,920,888

Repurchase Amount					Value
Van Kampen	Van Kampen	AIM	AIM Balanced-Risk		Van Kampen	Van Kampen	AIM	AIM Balanced-Risk
2040 Retirement	2045 Retirement	Balanced-Risk	Retirement 2010 Fund		2040 Retirement	2045 Retirement	Balanced-Risk	Retirement 2010 Fund
Strategy	Strategy	Retirement 2040	Pro Forma		Strategy	Strategy	Retirement 2040	Pro Forma
Fund	Fund	Fund	Combining		Fund	Fund	Fund	Combining

				Repurchase Agreements—0.01%
$—	$56	$—	$56	Banc of America Securities ($56 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.60%, dated 06/30/09, to be sold on 07/01/09)	$—	$56	$—	$56
	944	—	944	JPMorgan Chase & Co. ($944 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.50%, dated 06/30/09, to be sold on 07/01/09)	—	944	—	944
				Total Repurchase Agreements (Cost $1,000)	—	1,000	—	1,000
				TOTAL INVESTMENTS—102.20% (Cost $8,147,584)	1,176,228	875,235	5,870,425	7,921,888
				OTHER ASSETS LESS LIABILITIES—(2.20%)	(25,931)	(34,303)	(110,313)	(170,547)
				NET ASSETS—100.00%	$1,150,297	$840,932	$5,760,112	$7,751,341
Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	At June 30, 2009, all securities held by Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund do not comply with the investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement 2040 Fund and as such, will be liquidated prior to the reorganization. Effective November 4, 2009, AIM Independence 2040 Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds [or 100% ABRA]. In addition, the Fund changed its name to AIM Balanced-Risk Retirement 2040 Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non affiliate of the Fund, its investment advisor or Van Kampen Asset Management (“Van Kampen”).

(e)	The underlying fund is an affiliate of Van Kampen and invests in Class I shares of the Van Kampen mutual funds listed.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund into AIM
Balanced-Risk Retirement 2040 Fund
June 30, 2009
(Unaudited)
Note 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen 2040 Retirement Strategy Fund and Van Kampen 2045 Retirement Strategy Fund (the “Selling Funds”) into AIM Balanced-Risk Retirement 2040 Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Funds as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Funds. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Funds at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. The Selling Funds and Acquiring Fund are series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of the Selling Funds and the distribution of Acquiring Fund shares to the Selling Funds’ shareholders. If the Plan had taken place at June 30, 2009, Van Kampen 2040 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 105,762, 35,040, 16,943 and 16,923 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Van Kampen 2045 Retirement Strategy Fund —Class A, Class C, Class R and Class I shareholders would have received 64,780, 28,864, 17,092 and 17,007 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of the Selling Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Note 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Funds and reflect the advisory fee agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total

Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.34%, 1.09%, 1.09%, 0.59%, 0.09% and 0.09% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.28%, 1.03%, 0.53% and 0.03% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the year ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $7,495 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $68,928 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $144,983 to eliminate the effects of duplicative fees for audit and legal services.
Note 3 — Reorganization Costs
The Selling Funds are expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Funds carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Funds and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
Note 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
Note 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 6 — Federal Income Taxes
The Selling Funds and the Acquiring Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fundwill not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the is the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Note 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities				Repurchase Agreements
Fund Name	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Van Kampen 2040 Retirement Strategy Fund	$1,176,228	$—	$—	$1,176,228	$—	$—	$—	$—
Van Kampen 2045 Retirement Strategy Fund	874,235	—	—	874,235	—	1,000	—	1,000
AIM Balanced-Risk Retirement 2040 Allocation Fund	5,870,425	—	—	5,870,425	—	—	—	—
AIM Balanced-Risk Retirement 2040 Allocation Fund Pro Forma Combining	$7,920,888	$—	$—	$7,920,888	$—	$1,000	$—	$1,000

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen 2050 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2050 Fund (formerly known as AIM Independence 2050 Fund)
June 30, 2009
(Unaudited)

				AIM
		AIM		Balanced-Risk
	Van Kampen	Balanced-Risk		Retirement 2050 Fund
	2050 Retirement	Retirement 2050		Pro Forma
	Strategy Fund	Fund	Adjustments *	Combining

Assets:
Investments in underlying unaffiliated funds, at value	$612,716	$—	—	$612,716
(Cost $554,888 Van Kampen 2050 Retirement Strategy Fund)
(Cost $0 AIM Balanced-Risk Retirement 2050 Fund)
(Cost $554,888 — Pro Forma Combining)
Investments in affiliated underlying funds, at value	203,018	3,223,925	—	3,426,943
(Cost $184,031 Van Kampen 2050 Retirement Strategy Fund)
(Cost $3,678,278 AIM Balanced-Risk Retirement 2050 Fund)
(Cost $3,862,309 — Pro Forma Combining)
Total Investments, at value	815,734	3,223,925	—	4,039,659
(Cost $738,919 Van Kampen 2050 Retirement Strategy Fund)
(Cost $3,678,278 AIM Balanced-Risk Retirement 2050 Fund)
(Cost $4,417,197 — Pro Forma Combining)
Receivables for:
Fund shares sold	9,686	5,833	—	15,519
Dividends from affiliated underlying funds	—	13	—	13
Fund expenses absorbed	—	6,762	—	6,762
Investment for trustee deferred compensation and retirement plans	—	3,000	—	3,000
Other assets	26,014	29,185	—	55,199

Total assets	851,434	3,268,718	—	4,120,152

Liabilities:
Payables for:
Investments purchased	455	—	—	455
Investments purchased from affiliates	—	42,409	—	42,409
Fund shares reacquired	79	3,963	—	4,042
Amount due custodian	—	8,563	—	8,563
Accrued fees to affiliates	—	6,356	—	6,356
Accrued operating expenses	67,818	33,160	—	100,978
Trustee deferred compensation and retirement plans	—	3,000	—	3,000

Total liabilities	68,352	97,451	—	165,803

Net assets applicable to shares outstanding	$783,082	$3,171,267	$—	$3,954,349

Net assets consist of:
Shares of beneficial interest	$703,742	$3,861,788	$—	$4,565,530
Undistributed net investment income	4,357	23,219	—	27,576
Undistributed net realized gain (loss)	(1,832)	(259,387)	—	(261,219)
Unrealized appreciation (depreciation)	76,815	(454,353)	—	(377,538)

	$783,082	$3,171,267	$—	$3,954,349

Net assets:
Class A**	$419,926	$1,796,504	$(419,926)	$1,796,504
Class A5	$—	—	$419,926	$419,926
Class B	$—	$336,031	$—	$336,031
Class C**	$137,706	$407,852	$(137,706)	$407,852
Class C5	$—	$—	$137,706	$137,706
Class I**	$112,377	$—	$(112,377)	$—
Class R**	$113,073	$565,262	$(113,073)	$565,262
Class R5	$—	$—	$113,073	$113,073
Class Y	$—	$47,822	$112,377	$160,199

Institutional Class	$—	$17,796	$—	$17,796

Shares Outstanding, $0.01 par value per share:
Class A**	37,438	283,210	(37,438)	283,210
Class A5	—		66,255	66,255
Class B	—	53,400	—	53,400
Class C**	12,256	64,752	(12,256)	64,752
Class C5	—	—	21,866	21,866
Class I**	10,000	—	(10,000)	—
Class R**	10,096	89,380	(10,096)	89,380
Class R5	—	—	17,892	17,892
Class Y	—	7,528	17,701	25,229

Institutional Class	—	2,801	—	2,801

Class A:
Net asset value per share	$11.22	$6.34	$—	$6.34
Offering price per share:
(Net asset value of $11.22 ÷ 94.25% — Van Kampen 2050 Retirement Strategy Fund)
(Net asset value of $6.34 ÷ 94.50% — AIM Balanced-Risk Retirement 2050 Fund)	$11.90	$6.71	$—	$6.71
Class A5:
Net asset value per share	$—	$—	$—	$6.34
Offering price per share:
(Net asset value of $6.34 ÷ 94.50% — AIM Balanced-Risk Retirement 2050 Fund)	$—	$—	$—	$6.71
Class B:
Net asset value and offering price per share	$—	$6.29	$—	$6.29
Class C:
Net asset value and offering price per share	$—	$6.30	$—	$6.30
Class C5:
Net asset value and offering price per share	$11.24	$—	$—	$6.30
Class I:
Net asset value and offering price per share	$11.24	$—	$(11.24)	$—
Class R:
Net asset value and offering price per share	$—	$6.32	$—	$6.32
Class R5:
Net asset value and offering price per share	$11.20	$—	$—	$6.32
Class Y
Net asset value and offering price per share	$—	$6.35	$—	$6.35
Institutional Class:
Net asset value and offering price per share	$—	$6.35	$—	$6.35

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen 2050 Retirement Strategy Fund’s shareholder accounts based on the relative value of Van Kampen 2050 Retirement Strategy Fund’s and AIM Balanced-Risk Retirement 2050 Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009. As of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2050 Fund and will be added in connection with the Reorganization. Class A5, Class C5 and Class R5 shares of AIM Balanced-Risk Retirement 2050 Fund will commence operations at the net asset value per share of AIM Balanced-Risk Retirement 2050 Fund’s Class A, Class C and Class R shares, respectively.

**	Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2050 Retirement Strategy Fund will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2050 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen 2050 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2050 Fund (formerly known as AIM Independence 2050 Fund)
For the period ended June 30, 2009
(Unaudited)

					AIM
		AIM			Balanced-Risk
	Van Kampen	Balanced-Risk			Retirement 2050 Fund
	2050 Retirement	Retirement 2050			Pro Forma
	Strategy Fund *	Fund	Adjustments**		Combining

Investment income:
Dividends — unaffiliated underying fund shares	$4,320	$—	$—		$4,320
Dividends — affiliated underlying fund shares	1,098	51,971	—		53,069
Interest	10	—	—		10
Other income	—	54	—		54

Total investment income	5,428	52,025	—		57,453

Expenses:
Advisory fees	347	—	(347	)(a)	—
Administrative services fees	16,434	50,000	(16,434	)(b)	50,000
Custodian fees	8,565	11,263	—		19,828
Distribution fees:
Class A	355	3,181	(355)		3,181
Class A5	—	—	355		355
Class B	—	2,325	—		2,325
Class C	17	2,571	(17)		2,571
Class C5	—	—	17		17
Class R	338	1,509	(338)		1,509
Class R5	—	—	338		338
Transfer agent fees—A, A5, B, C, C5, R, R5 and Y	19,695	14,807	—		34,502
Transfer agent fees—Institutional	—	14	—		14
Trustees’ and officers’ fees and benefits	3,731	17,833	(3,731	)(c)	17,833
Registration and filing fees	5,900	59,954			65,854
Reports to shareholders	39,382	2,521	(30,903	)(d)	11,000
Professional services fees	90,886	40,709	(73,524	)(e)	58,071
Other	7,767	12,130	—		19,897

Total expenses	193,417	218,817	(124,939)		287,295

Less: Fees waived and expenses reimbursed	(192,346)	(207,325)	125,072		(274,599)

Net expenses	1,071	11,492	133		12,696

Net investment income	4,357	40,533	(133)		44,757

Realized and unrealized gain (loss) from:
Investment securities — unaffiliated underlying fund shares	(1,461)	—	—		(1,461)
Investment securities — affiliated underlying fund shares***	(371)	(205,826)	—		(206,197)

	(1,832)	(205,826)	—		(207,658)
Change in net unrealized appreciation (depreciation) of:
Investment securities — unaffiliated underlying fund shares	61,244	—	—		61,244
Investment securities — affiliated underlying fund share	15,571	(209,694)	—		(194,123)

	76,815	(209,694)	—		(132,879)

Net realized and unrealized gain (loss)	74,983	(415,520)	—		(340,537)

Net increase (decrease) in net assets resulting from operations	$79,340	$(374,987)	$(133)		$(295,780)

*	For the period October 23, 2008 (commencement date) to June 30, 2009.

**	See NOTE 2 Pro Forma Adjustments. Also, as of June 30, 2009, Class A5, Class C5 and Class R5 did not exist for AIM Balanced-Risk Retirement 2050 Fund and will be added in connection with the Reorganization. Also, Class A, Class C, Class R and Class I shares outstanding of Van Kampen 2050 Retirement Strategy Fund will be converted into Class A5, Class C5, Class R5 and Class Y shares, respectively of AIM Balanced-Risk Retirement 2050 Fund.

***	Includes gains (losses) from securities sold to affiliates of $(41,196) for AIM Balanced-Risk Retirement 2050 Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments(a)
of Van Kampen 2050 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2050 Fund (formerly known as AIM Independence 2050 Fund)
June 30, 2009
(Unaudited)

Shares					Value
		AIM					AIM
		Balanced-Risk					Balanced-Risk
	AIM	Retirement 2050				AIM	Retirement 2050
Van Kampen	Balanced-Risk	Fund			Van Kampen	Balanced-Risk	Fund
2050 Retirement	Retirement 2050	Pro Forma			2050 Retirement	Retirement 2050	Pro Forma
Strategy Fund	Fund	Combining			Strategy Fund	Fund	Combining

			Domestic Equity Funds—61.12%
—	28,051	28,051	AIM Diversified Dividend Fund	(b)	$—	$250,785	$250,785
—	21,463	21,463	AIM Structured Growth Fund	(b)	—	154,754	154,754
—	21,931	21,931	AIM Structured Value Fund	(b)	—	151,769	151,769
—	16,484	16,484	AIM Trimark Small Companies Fund	(b)	—	158,745	158,745
—	12,958	12,958	PowerShares Dynamic Large Cap Growth Portfolio — ETF	(b)	—	149,665	149,665
—	11,127	11,127	PowerShares Dynamic Large Cap Value Portfolio — ETF	(b)	—	158,671	158,671
—	17,319	17,319	PowerShares Dynamic Small Cap Growth Portfolio — ETF	(b)(c)	—	192,068	192,068
—	17,484	17,484	PowerShares Dynamic Small Cap Value Portfolio — ETF	(b)	—	182,883	182,883
—	10,034	10,034	PowerShares FTSE RAFI US 1000 Portfolio — ETF	(b)	—	373,666	373,666
—	6,635	6,635	PowerShares FTSE RAFI US 1500 Small Mid Portfolio — ETF	(b)	—	248,149	248,149
7,174	—	7,174	Russell U.S. Core Equity Fund, Class Y	(d)	143,984	—	143,984
6,851	—	6,851	Russell U.S. Small & Mid Cap Fund, Class Y	(d)	99,747	—	99,747
3,630	—	3,630	Van Kampen Capital Growth Fund	(e)	31,252	—	31,252
3,791	—	3,791	Van Kampen Core Equity Fund	(e)	22,328	—	22,328
2,806	—	2,806	Van Kampen Growth and Income Fund	(e)	38,858	—	38,858
673	—	673	Van Kampen Mid Cap Growth Fund	(e)	12,396	—	12,396

			Total Domestic Equity Funds		395,599	2,021,155	2,416,754

			Fixed-Income Funds—6.27%
—	47,768	47,768	AIM High Yield Fund	(b)	—	164,800	164,800
420	—	420	iShares Barclays U.S. Treasury Inflation Protected Securities Fund	(d)	42,685	—	42,685
4,266	—	4,266	Russell Strategic Bond Fund, Class Y	(d)	40,530	—	40,530

			Total Fixed-Income Funds		83,215	164,800	248,015

			Foreign Equity Funds—26.75%
—	8,994	8,994	AIM International Core Equity Fund	(b)	—	80,501	80,501
—	10,106	10,106	AIM International Growth Fund	(b)	—	211,235	211,235
—	6,077	6,077	PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	(b)	—	187,718	187,718
—	10,050	10,050	PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio — ETF	(b)	—	175,674	175,674
—	12,806	12,806	PowerShares International Dividend Achievers Portfolio — ETF	(b)	—	146,501	146,501
6,057	—	6,057	Russell Emerging Markets Fund, Class Y	(d)	82,563	—	82,563
4,835	—	4,835	Russell International Developed Markets Fund, Class Y	(d)	122,287	—	122,287
1,429	—	1,429	Van Kampen Emerging Markets Fund	(e)	15,702	—	15,702
2,683	—	2,683	Van Kampen International Growth Fund	(e)	35,448	—	35,448

			Total Foreign Equity Funds		256,000	801,629	1,057,629

			Real Estate Funds—6.18%
—	21,821	21,821	AIM Global Real Estate Fund	(b)	—	163,443	163,443
3,731	—	3,731	Russell Real Estate Securities Fund, Class Y	(d)	80,920	—	80,920

			Total Real Estate Funds		80,920	163,443	244,363

			Money Market Funds—1.84%
—	36,449	36,449	Liquid Assets Portfolio	(b)	—	36,449	36,449
—	36,449	36,449	Premier Portfolio	(b)	—	36,449	36,449

			Total Money Market Funds		—	72,898	72,898

			TOTAL INVESTMENTS—102.16% (Cost $4,417,197)		815,734	3,223,925	4,039,659

			OTHER ASSETS LESS LIABILITIES—(2.16%)		(32,652)	(52,658)	(85,310)

			NET ASSETS—100.00%		$783,082	$3,171,267	$3,954,349

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Pro Forma Combining Schedule of Investments:

(a)	At June 30, 2009 all securities held by Van Kampen 2050 Retirement Strategy Fund do not comply with the investment objectives, strategies and restrictions of AIM Balanced-Risk Retirement 2050 Fund and as such, will be liquidated prior to the reorganization.
     Effective November 4, 2009, AIM Independence 2050 Fund changed its investment objective, strategy and underlying investments from AIM Funds and PowerShares Funds to a combination of AIM Balanced-Risk Allocation Fund (“ABRA”) and affiliated money market funds [or 100% ABRA]. In addition, the Fund changed its name to AIM Balanced-Risk Retirement 2050 Fund.

(b)	The underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(d)	Non affiliate of the Fund, its investments advisor, or Van Kampen Asset Management (“Van Kampen”)

(e)	The underlying fund is an affiliate of Van Kampen. The underlying fund invests in Class I shares of the Van Kampen mutual funds listed
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Notes to Pro Forma Combining Financial Statements
of Van Kampen 2050 Retirement Strategy Fund into AIM Balanced-Risk Retirement 2050 Fund
June 30, 2009
(Unaudited)
NOTE 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen 2050 Retirement Strategy Fund (“Selling Fund”) into AIM Balanced-Risk Retirement 2050 Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending June 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on July 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Fund as of June 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending June 30, 2009 for the Acquiring Fund and October 23, 2008 (commencement date) to June 30, 2009 for the Selling Fund. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and the Selling Fund at and for the period ended June 30, 2009.
     The Plan will be accounted for as a taxable transaction. Selling Fund and Acquiring Fund are both series of registered open-end management investment companies that issue their shares in separate series. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of Selling Fund and the distribution of Acquiring Fund shares to Selling Fund shareholders. If the Plan had taken place at June 30, 2009, Selling Fund — Class A, Class C, Class R and Class I shareholders would have received 66,255, 21,866, 17,892, 17,701 shares of Acquiring Fund — Class A5, Class C5, Class R5 and Class Y shares, respectively. Under generally accepted accounting principles, the market value of investment securities, if any, will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. The Selling Fund intends to liquidate substantially all of its assets prior to the closing of the Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on June 30, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of Selling Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
NOTE 2 — Pro Forma Adjustments
(a) Under the terms of its investment advisory contract, the Acquiring Fund does not pay an advisory fee. The Advisory fees were adjusted to eliminate the advisory fees paid by the Selling Fund and reflect the advisory fee agreement of the Acquiring Fund. Correspondingly, expense reimbursements have been adjusted to reflect the contractual agreement by the advisor to reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. The adviser for the Acquiring Fund has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.33%, 1.08%, 1.08% 0.58%, 0.08% and 0.08% of average daily net assets, respectively. In determining the adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. In addition, upon closing of the Reorganization the Acquiring Fund’s adviser has agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.26%, 1.01%, 0.51% and 0.01% for Class A5, Class C5, Class R5 and Class Y shares, respectively.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the period ended June 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $3,731 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Reports to shareholders fees were reduced by $30,903 to adjust for the duplicative fixed costs of production and typesetting costs.
(e) Professional services fees were reduced by $73,524 to eliminate the effects of duplicative fees for audit and legal services.
NOTE 3 — Reorganization Costs
The Selling Fund is expected to incur an estimated $96,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of these costs for both the Selling Fund and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
NOTE 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
NOTE 5 — Security Valuation Policy
Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 6 — Federal Income Taxes
The Selling Fund and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
NOTE 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Van Kampen 2050 Retirement Strategy Fund	$815,734	$—	$—	$815,734
AIM Balanced-Risk Retirement 2050 Fund	3,223,925	—	—	3,223,925
AIM Balanced-Risk Retirement 2050 Fund Pro Forma Combining	$4,039,659	$—	$—	$4,039,659

PART C
OTHER INFORMATION
Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the

Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.		Exhibits

(1)(a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	—	(2) Amendment No. 1, dated October 27, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

	—	(3) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(4) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(5) Amendment No. 4, dated November 8, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(6) Corrected Amendment No. 5, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(7) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 15, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 72 on Form N-1A, filed on

June 24, 2009.

	—	(9) Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009.

	—	(10) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009

	—	(11) Amendment No. 10, dated December 2, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 80 on Form N-1A, filed on December 11, 2009.

(2)(a)	—	(1) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	—	(2) Amendment No. 1, dated August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(3) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

(3)	—	Voting Trust Agreements — None

(4)	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Proxy Statement Prospectus contained in this Registration Statement.

(5)	—	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	—	(1) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(2) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(3) Amendment No. 2, dated September 1, 2001, to the Master Investment

Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on April 26, 2002.

—	(4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

—	(5) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

—	(6) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 55 on Form N-1A, filed on February 13, 2004.

—	(7) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

—	(8) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

—	(9) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on August 11, 2005.

—	(10) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

—	(11) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(12) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(13) Amendment No. 12, dated August 31, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(14) Form of Amendment No. [ ], dated [ ], the the Master Investment Advisory

Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., will be filed by Post-Effective Amendment.

b	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(2) Form of Amendment No. [ ], dated [ ]. to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd will be filed by Post-Effective Amendment.

c	—	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates will be filed by Post-Effective Amendment.

(7)(a)	—	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

	—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

	—	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

	—	(18) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), will be filed by Post-Effective Amendment.

(b)	—	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B Shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B Shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B Shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B Shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B Shares)

and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(11) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and Class B5 shares), will be filed by Post-Effective Amendment.

(c)	—	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(d)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(8) (a)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(b)	—	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(9)(a)	—	(1) Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to

Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(2) Amendment No. 1, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(3) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on December 28, 2001.

	—	(4) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on April 26, 2002.

	—	(5) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on February 11, 2005.

	—	(6) Amendment, dated February 8, 2006, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 63 on Form N-1A, filed on February 23, 2006.

	—	(7) Amendment, dated January 31, 2007, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

(b)	—	Form of Master Custodian Agreement between Registrant and JP Morgan will be filed by Post-Effective Amendment.

(c)	—	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on December 28, 2001.

(d)	—	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

(10)(a)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master

Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

(b)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

(c)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

(d)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(5) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(6) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

(e)	—	(1) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(f)	—	Form of Master Distribution Plan (Class A, Class B, and Class C Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(g)	—	Form of Master Distribution Plan (Class R Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(h)	—	Form of Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) for certain AIM and

Van Kampen Funds, will be filed by Post-Effective Amendment.

(i)	—	Master Related Agreement to First Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(j)	—	Master Related Agreement to First Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(k)	—	Master Related Agreement to First Restated Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(l)	—	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(m)	—	Form of Service Plan (Class R Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(n)	—	Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) for certain AIM and Van Kampen Funds will be filed by Post-Effective Amendment.

(11)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, as to the legality of the securities being issued, is filed herewith.

(12)	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13) (a)	—	(1) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(3) Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

	—	(4) Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(5) Amendment No. 4, dated September 25, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

	—	(6) Form of Amendment No. [ ], dated [ ], the to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc., will be filed by Post-Effective Amendment.

(b)	—	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated August 31, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(4) Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., will be filed by Post-Effective Amendment.

(c)	—	Fourth Amended and Restated Memorandum of Agreement, regarding securities lending waiver, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc.(1)

(d)	—	Memorandum of Agreement, regarding expense limitations, dated July 14, 2009, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

(e)	—	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc., Incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

(f)	—	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

(g)	—	Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective October 3, 2008, incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

(14)(a)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

(b)	—	Consent of Deloitte & Touche LLP is filed herewith.

(15)	—	Omitted Financial Statements — None.

(16)(a)	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Frischling, Mathai-Davis, Pennock, Soll, Stickel and Taylor is filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

(17)	—	Form of Proxy Cards relating to the Special Meeting of Shareholders is filed herewith.

(1)	Incorporated by reference to initial registration on Form N-14 file no. 333-160281.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 230.145C], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by Post Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 11th day of January, 2010.

Registrant: AIM GROWTH SERIES
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	January 11, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	January 11, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 11, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 11, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 11, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 11, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 11, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 11, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	January 11, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 11, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	January 11, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	January 11, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 11, 2010

SIGNATURES DATE	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 11, 2010

By	/s/ Philip A. Taylor	January 11, 2010
Philip A. Taylor
Attorney-in-Fact

*   Philip A. Taylor, pursuant to powers of attorney dated December 23 and 28, 2009, filed herewith.

INDEX

Exhibit
Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, as to the legality of the securities being registered

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of Deloitte & Touche LLP

16(a)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor

16(b)	Power of Attorney for Mr. Frischling

17	Form of Proxy Cards